UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Balanced Fund

		Shares	Value ($)*
Common Stocks — 63.5%
CONSUMER DISCRETIONARY — 6.9%
Hotels, Restaurants & Leisure — 1.9%
	Carnival Corp. (a)	60,817	1,947,968
	Hyatt Hotels Corp., Class A (a)	28,273	812,849
	Las Vegas Sands Corp. (a)	43,478	666,083
	Melco Crown Entertainment, Ltd., ADR (a)	106,837	451,921
	Penn National Gaming, Inc. (a)	33,568	899,287
Hotels, Restaurants & Leisure Total			4,778,108
Household Durables — 0.8%
	Newell Rubbermaid, Inc.	146,428	2,124,670
Household Durables Total			2,124,670
Media — 0.4%
	News Corp., Class A	98,600	1,129,956
Media Total			1,129,956
Multiline Retail — 2.0%
	Dollar General Corp. (a)	74,875	1,722,125
	Target Corp.	71,958	3,350,365
Multiline Retail Total			5,072,490
Specialty Retail — 1.3%
	GameStop Corp., Class A (a)	58,940	1,438,725
	Lowe’s Companies, Inc.	82,585	1,801,179
Specialty Retail Total			3,239,904
Textiles, Apparel & Luxury Goods — 0.5%
	NIKE, Inc., Class B	19,244	1,248,743
Textiles, Apparel & Luxury Goods Total			1,248,743
CONSUMER DISCRETIONARY TOTAL			17,593,871
CONSUMER STAPLES — 5.8%
Beverages — 1.4%
	PepsiCo, Inc.	56,761	3,531,670
Beverages Total			3,531,670
Food & Staples Retailing — 0.9%
	CVS Caremark Corp.	72,415	2,245,589
Food & Staples Retailing Total			2,245,589
Personal Products — 1.7%
	Avon Products, Inc.	68,453	2,344,515
	Herbalife Ltd.	49,048	2,057,073
Personal Products Total			4,401,588

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 1.8%
	Philip Morris International, Inc.	95,432	4,589,325
Tobacco Total			4,589,325
CONSUMER STAPLES TOTAL			14,768,172
ENERGY — 8.7%
Energy Equipment & Services — 1.4%
	Transocean Ltd. (a)	23,455	2,002,823
	Weatherford International Ltd. (a)	81,909	1,367,880
Energy Equipment & Services Total			3,370,703
Oil, Gas & Consumable Fuels — 7.3%
	Alpha Natural Resources, Inc. (a)	26,439	978,243
	Apache Corp.	28,329	2,699,187
	Canadian Natural Resources Ltd.	23,300	1,564,362
	Chevron Corp.	51,851	4,046,452
	ConocoPhillips	59,822	3,096,985
	Devon Energy Corp.	25,754	1,734,532
	Petroleo Brasileiro SA, ADR	63,184	2,847,071
	Suncor Energy, Inc.	44,147	1,598,563
Oil, Gas & Consumable Fuels Total			18,565,395
ENERGY TOTAL			21,936,098
FINANCIALS — 11.1%
Capital Markets — 3.9%
	Bank of New York Mellon Corp.	40,539	1,079,959
	Goldman Sachs Group, Inc.	20,755	3,521,293
	Morgan Stanley	92,810	2,930,940
	State Street Corp.	58,096	2,399,365
Capital Markets Total			9,931,557
Commercial Banks — 2.2%
	Banco Santander Brasil SA, ADR (a)	92,195	1,258,462
	PNC Financial Services Group, Inc.	32,814	1,870,726
	Wells Fargo & Co.	83,549	2,342,714
Commercial Banks Total			5,471,902
Diversified Financial Services — 1.8%
	JPMorgan Chase & Co.	105,209	4,470,331
Diversified Financial Services Total			4,470,331
Insurance — 2.9%
	Berkshire Hathaway, Inc., Class B (a)	1,023	3,430,119
	MetLife, Inc.	56,136	1,919,290
	Prudential Financial, Inc.	41,603	2,073,909
Insurance Total			7,423,318

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.3%
	CB Richard Ellis Group, Inc., Class A (a)	79,673	910,662
Real Estate Management & Development Total			910,662
FINANCIALS TOTAL			28,207,770
HEALTH CARE — 7.9%
Health Care Equipment & Supplies — 1.0%
	Baxter International, Inc.	45,027	2,456,223
Health Care Equipment & Supplies Total			2,456,223
Health Care Providers & Services — 2.1%
	Cardinal Health, Inc.	92,704	2,987,850
	Medco Health Solutions, Inc. (a)	21,340	1,347,835
	VCA Antech, Inc. (a)	41,545	941,825
Health Care Providers & Services Total			5,277,510
Life Sciences Tools & Services — 1.0%
	Thermo Fisher Scientific, Inc. (a)	55,493	2,620,934
Life Sciences Tools & Services Total			2,620,934
Pharmaceuticals — 3.8%
	Abbott Laboratories	85,972	4,684,614
	Allergan, Inc.	12,645	735,054
	Pfizer, Inc.	232,690	4,227,977
Pharmaceuticals Total			9,647,645
HEALTH CARE TOTAL			20,002,312
INDUSTRIALS — 5.1%
Aerospace & Defense — 1.7%
	Honeywell International, Inc.	54,909	2,112,349
	United Technologies Corp.	34,251	2,303,038
Aerospace & Defense Total			4,415,387
Industrial Conglomerates — 1.6%
	General Electric Co.	58,482	936,882
	Tyco International Ltd.	84,527	3,031,983
Industrial Conglomerates Total			3,968,865
Machinery — 1.0%
	Illinois Tool Works, Inc.	36,380	1,769,523
	Navistar International Corp. (a)	20,423	674,163
Machinery Total			2,443,686

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.8%
	Union Pacific Corp.	31,348	1,983,075
Road & Rail Total			1,983,075
INDUSTRIALS TOTAL			12,811,013
INFORMATION TECHNOLOGY — 13.7%
Communications Equipment — 0.7%
	QUALCOMM, Inc.	35,771	1,609,695
Communications Equipment Total			1,609,695
Computers & Peripherals — 3.5%
	Apple, Inc. (a)	18,766	3,751,511
	EMC Corp. (a)	67,826	1,141,511
	Hewlett-Packard Co.	79,049	3,878,144
Computers & Peripherals Total			8,771,166
Electronic Equipment, Instruments & Components — 0.9%
	Corning, Inc.	133,735	2,230,700
Electronic Equipment, Instruments & Components Total			2,230,700
Internet Software & Services — 2.4%
	Google, Inc., Class A (a)	7,142	4,163,786
	IAC/InterActiveCorp (a)	101,115	1,966,687
Internet Software & Services Total			6,130,473
IT Services — 2.8%
	MasterCard, Inc., Class A	15,055	3,626,147
	Visa, Inc., Class A	8,047	651,807
	Western Union Co.	154,057	2,842,352
IT Services Total			7,120,306
Semiconductors & Semiconductor Equipment — 0.8%
	Atmel Corp. (a)	285,550	1,133,633
	Marvell Technology Group Ltd. (a)	63,040	972,077
Semiconductors & Semiconductor Equipment Total			2,105,710
Software — 2.6%
	Autodesk, Inc. (a)	38,391	900,269
	Microsoft Corp.	194,198	5,711,363
Software Total			6,611,632
INFORMATION TECHNOLOGY TOTAL			34,579,682
MATERIALS — 2.2%
Chemicals — 0.2%
	Potash Corp. of Saskatchewan, Inc.	5,793	651,249
Chemicals Total			651,249

4

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 2.0%
	ArcelorMittal, NY Registered Shares	35,528	1,395,185
	Vale SA, ADR	49,944	1,431,894
	Walter Energy, Inc.	31,387	2,153,148
Metals & Mining Total			4,980,227
MATERIALS TOTAL			5,631,476
TELECOMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 0.8%
	Verizon Communications, Inc.	63,738	2,005,197
Diversified Telecommunication Services Total			2,005,197
Wireless Telecommunication Services — 0.8%
	Millicom International Cellular SA (a)	26,700	1,997,160
Wireless Telecommunication Services Total			1,997,160
TELECOMMUNICATION SERVICES TOTAL			4,002,357
UTILITIES — 0.5%
Independent Power Producers & Energy Traders — 0.5%
	AES Corp. (a)	108,694	1,384,762
Independent Power Producers & Energy Traders Total			1,384,762
UTILITIES TOTAL			1,384,762

	Total Common Stocks (cost of $131,769,817)		160,917,513

		Par ($)
Corporate Fixed-Income Bonds & Notes — 11.0%
BASIC MATERIALS — 0.7%
Chemicals — 0.2%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	185,000	203,752
Huntsman International LLC
	7.875% 11/15/14	300,000	284,250
Chemicals Total			488,002
Forest Products & Paper — 0.1%
Georgia-Pacific Corp.
	8.000% 01/15/24	280,000	282,800
Forest Products & Paper Total			282,800
Iron/Steel — 0.3%
ArcelorMittal USA, Inc.
	6.500% 04/15/14	225,000	241,631
Nucor Corp.
	5.850% 06/01/18	265,000	296,571

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Steel Dynamics, Inc.
	8.250% 04/15/16 (b)	275,000	277,750
Iron/Steel Total			815,952
Metals & Mining — 0.1%
Vale Overseas Ltd.
	6.250% 01/23/17	220,000	235,629
Metals & Mining Total			235,629
BASIC MATERIALS TOTAL			1,822,383
COMMUNICATIONS — 1.8%
Media — 0.5%
Comcast Corp.
	7.050% 03/15/33	225,000	246,019
EchoStar DBS Corp.
	6.625% 10/01/14	280,000	274,400
News America, Inc.
	6.550% 03/15/33	275,000	280,356
TL Acquisitions, Inc.
	10.500% 01/15/15 (b)	295,000	273,612
Viacom, Inc.
	6.125% 10/05/17	195,000	214,358
Media Total			1,288,745
Telecommunication Services — 1.3%
AT&T, Inc.
	4.950% 01/15/13	300,000	324,467
British Telecommunications PLC
	5.150% 01/15/13	275,000	291,314
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	365,000	402,251
Cricket Communications, Inc.
	9.375% 11/01/14	295,000	283,938
Intelsat Corp.
	9.250% 06/15/16	270,000	272,700
Lucent Technologies, Inc.
	6.450% 03/15/29	345,000	265,650
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	200,000	262,611
Nextel Communications, Inc.
	7.375% 08/01/15	300,000	277,500
Qwest Communications International, Inc.
	7.500% 02/15/14	275,000	272,250
Telefonica Emisiones SAU
	0.609% 02/04/13 (02/04/10) (c)(d)	425,000	416,973

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Vodafone Group PLC
	5.750% 03/15/16	210,000	229,970
Telecommunication Services Total			3,299,624
COMMUNICATIONS TOTAL			4,588,369
CONSUMER CYCLICAL — 0.5%
Apparel — 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	260,000	272,350
Apparel Total			272,350
Lodging — 0.1%
Host Hotels & Resorts LP
	6.750% 06/01/16	280,000	265,300
Lodging Total			265,300
Retail — 0.3%
CVS Caremark Corp.
	6.125% 09/15/39	255,000	253,069
Wal-Mart Stores, Inc.
	5.800% 02/15/18	300,000	341,580
Retail Total			594,649
CONSUMER CYCLICAL TOTAL			1,132,299
CONSUMER NON-CYCLICAL — 1.1%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
	3.000% 10/15/12 (b)	255,000	259,619
Bottling Group LLC
	6.950% 03/15/14	225,000	264,819
Miller Brewing Co.
	5.500% 08/15/13 (b)	190,000	205,921
Beverages Total			730,359
Food — 0.3%
Campbell Soup Co.
	4.500% 02/15/19	90,000	93,783
ConAgra Foods, Inc.
	5.875% 04/15/14	250,000	275,861
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14 (b)	255,000	283,369
Kroger Co.
	6.200% 06/15/12	200,000	220,236
Food Total			873,249

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — 0.2%
HCA, Inc.
	9.250% 11/15/16	25,000	26,438
	PIK,
	9.625% 11/15/16	78,000	83,167
Roche Holdings, Inc.
	6.000% 03/01/19 (b)	250,000	282,119
Healthcare Services Total			391,724
Pharmaceuticals — 0.3%
Express Scripts, Inc.
	5.250% 06/15/12	155,000	166,257
Omnicare, Inc.
	6.875% 12/15/15	280,000	268,800
Wyeth
	5.500% 02/01/14	345,000	383,341
Pharmaceuticals Total			818,398
CONSUMER NON-CYCLICAL TOTAL			2,813,730
ENERGY — 1.2%
Oil & Gas — 0.5%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	200,000	215,950
Chesapeake Energy Corp.
	6.375% 06/15/15	295,000	274,350
Chevron Corp.
	4.950% 03/03/19	200,000	216,973
Nexen, Inc.
	5.875% 03/10/35	225,000	211,881
PetroHawk Energy Corp.
	7.875% 06/01/15	260,000	259,350
Talisman Energy, Inc.
	6.250% 02/01/38	235,000	243,241
Oil & Gas Total			1,421,745
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	175,000	195,970
Weatherford International Ltd.
	5.150% 03/15/13	225,000	238,090
Oil & Gas Services Total			434,060
Pipelines — 0.5%
El Paso Corp.
	6.875% 06/15/14	280,000	275,800
Enterprise Products Operating LLC
	4.600% 08/01/12	200,000	211,809

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
MarkWest Energy Partners LP
	8.500% 07/15/16	280,000	282,100
Plains All American Pipeline LP
	6.650% 01/15/37	225,000	235,455
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (c)(d)	245,000	229,246
Pipelines Total			1,234,410
ENERGY TOTAL			3,090,215
FINANCIALS — 3.7%
Banks — 2.2%
ANZ National International Ltd.
	6.200% 07/19/13 (b)	200,000	220,201
Bank of New York Mellon Corp.
	5.125% 08/27/13	300,000	329,251
Barclays Bank PLC
	6.750% 05/22/19	275,000	311,975
Capital One Financial Corp.
	5.500% 06/01/15	325,000	344,066
Citigroup Funding, Inc.
	2.000% 03/30/12 (e)	750,000	764,250
Citigroup, Inc.
	5.000% 09/15/14	225,000	218,670
	5.250% 02/27/12	150,000	157,023
Commonwealth Bank of Australia
	3.750% 10/15/14 (b)	450,000	460,937
Credit Suisse/New York NY
	6.000% 02/15/18	375,000	401,118
Deutsche Bank AG/London
	4.875% 05/20/13	375,000	403,210
Goldman Sachs Group, Inc.
	6.345% 02/15/34	220,000	204,971
JPMorgan Chase & Co.
	6.000% 01/15/18	405,000	439,027
Keycorp
	6.500% 05/14/13	185,000	193,760
Merrill Lynch & Co., Inc.
	6.050% 08/15/12 (f)	250,000	269,062
Morgan Stanley
	4.750% 04/01/14	160,000	162,806
U.S. Bank N.A.
	6.300% 02/04/14	275,000	311,311

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Wachovia Corp.
	4.875% 02/15/14	300,000	312,027
Banks Total			5,503,665
Diversified Financial Services — 0.6%
AGFC Capital Trust I
	6.000% 01/15/67 (01/15/17) (b)(c)(d)	280,000	106,400
Ameriprise Financial, Inc.
	7.300% 06/28/19	180,000	205,097
General Electric Capital Corp.
	2.250% 03/12/12 (e)	750,000	769,249
	5.000% 01/08/16	420,000	437,360
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11 (g)(h)	275,000	58,438
Diversified Financial Services Total			1,576,544
Insurance — 0.7%
Chubb Corp.
	5.750% 05/15/18	90,000	99,693
Lincoln National Corp.
	8.750% 07/01/19	175,000	204,152
MetLife, Inc.
	6.817% 08/15/18	285,000	324,723
Principal Life Income Funding Trusts
	5.300% 04/24/13	240,000	256,131
Prudential Financial, Inc.
	6.100% 06/15/17	225,000	233,704
Transatlantic Holdings, Inc.
	8.000% 11/30/39	310,000	303,790
UnitedHealth Group, Inc.
	5.250% 03/15/11	225,000	234,446
Insurance Total			1,656,639
Real Estate Investment Trusts (REITs) — 0.2%
Duke Realty LP
	7.375% 02/15/15	235,000	251,171
Health Care Property Investors, Inc.
	6.450% 06/25/12	200,000	208,508
Simon Property Group LP
	5.750% 12/01/15	150,000	158,702
Real Estate Investment Trusts (REITs) Total			618,381
FINANCIALS TOTAL			9,355,229

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — 0.6%
Aerospace & Defense — 0.2%
BE Aerospace, Inc.
	8.500% 07/01/18	265,000	274,275
United Technologies Corp.
	5.375% 12/15/17	315,000	348,386
Aerospace & Defense Total			622,661
Miscellaneous Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	235,000	284,617
Tyco International Ltd./Tyco International Finance SA
	7.000% 12/15/19	80,000	92,153
Miscellaneous Manufacturing Total			376,770
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	185,000	204,382
Norfolk Southern Corp.
	5.750% 04/01/18	175,000	192,508
United Parcel Service, Inc.
	4.500% 01/15/13	145,000	157,004
Transportation Total			553,894
INDUSTRIALS TOTAL			1,553,325
TECHNOLOGY — 0.4%
Computers — 0.1%
Hewlett-Packard Co.
	5.500% 03/01/18	275,000	303,709
Computers Total			303,709
Networking Products — 0.2%
Cisco Systems, Inc.
	4.950% 02/15/19	325,000	343,931
Networking Products Total			343,931
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	225,000	257,112
Software Total			257,112
TECHNOLOGY TOTAL			904,752
UTILITIES — 1.0%
Electric — 0.8%
Commonwealth Edison Co.
	5.950% 08/15/16	200,000	220,229
Consolidated Edison Co. of New York, Inc.
	5.850% 04/01/18	225,000	248,336

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Dominion Resources, Inc./VA
	5.200% 08/15/19	210,000	220,914
Indiana Michigan Power Co.
	5.650% 12/01/15	275,000	296,602
Pacific Gas & Electric Co.
	5.800% 03/01/37	225,000	235,760
Progress Energy, Inc.
	7.750% 03/01/31	250,000	305,563
Southern California Edison Co.
	5.000% 01/15/14	200,000	218,161
Texas Competitive Electric Holdings Co., LLC
	PIK,
	10.500% 11/01/16	442,006	274,044
Electric Total			2,019,609
Gas — 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	210,000	230,356
Sempra Energy
	6.500% 06/01/16	180,000	200,711
Gas Total			431,067
UTILITIES TOTAL			2,450,676

	Total Corporate Fixed-Income Bonds & Notes (cost of $26,118,017)		27,710,978
Mortgage-Backed Securities — 9.5%
Federal Home Loan Mortgage Corp.
	4.500% 10/01/39	1,098,603	1,127,892
	5.000% 12/01/35	733,403	770,603
	5.000% 07/01/38	873,349	916,916
	5.000% 12/01/38	198,390	208,287
	5.000% 05/01/39	536,547	563,259
	5.000% 10/01/39	997,386	1,047,041
	5.500% 12/01/18	691,229	746,642
	5.500% 07/01/19	209,941	226,739
	5.500% 07/01/21	173,098	185,676
	5.500% 08/01/21	22,455	24,087
	5.500% 12/01/36	656,167	699,920
	5.500% 12/01/37	516,744	550,797
	5.500% 07/01/38	2,196,797	2,341,439
	6.000% 03/01/17	45,065	48,847
	6.000% 04/01/17	288,155	312,336
	6.000% 05/01/17	140,554	152,349

12

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.000% 08/01/17	102,665	111,280
	6.000% 08/01/38	984,609	1,057,457
	6.500% 08/01/32	99,165	108,040
	6.500% 03/01/38	533,936	577,100
	6.500% 09/01/38	1,452,080	1,569,469
	6.500% 01/01/39	800,000	864,674
Federal National Mortgage Association
	5.000% 05/01/37	1,249,841	1,312,775
	5.000% 03/01/38	899,194	944,472
	5.000% 08/01/39	1,607,709	1,688,503
	5.500% 04/01/36	424,774	452,700
	5.500% 05/01/36	52,935	56,415
	5.500% 02/01/37	875,278	932,137
	5.500% 08/01/38	573,579	610,839
	5.500% 10/01/38	599,502	638,446
	5.616% 07/01/32 (12/01/09) (c)(d)	239,167	253,698
	6.000% 09/01/36	308,238	331,446
	6.000% 07/01/37	136,670	146,768
	6.000% 08/01/37	519,566	557,956
	6.000% 09/01/37	533,281	572,683
	6.500% 03/01/37	269,676	291,961
	6.500% 08/01/37	285,413	308,686
Government National Mortgage Association
	4.500% 02/15/39	136,864	141,050
	6.000% 12/15/37	481,944	516,824
	7.000% 10/15/31	54,602	61,017
	7.000% 04/15/32	41,342	45,953
	7.000% 05/15/32	71,862	79,878

	Total Mortgage-Backed Securities (cost of $23,127,275)		24,155,057
Government & Agency Obligations — 7.0%
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Province of Ontario
	5.450% 04/27/16	450,000	508,134
Province of Quebec
	4.625% 05/14/18	475,000	505,517
Svensk Exportkredit AB
	5.125% 03/01/17	375,000	415,168

13

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
United Mexican States
	7.500% 04/08/33	250,000	300,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,728,819
U.S. GOVERNMENT AGENCIES — 0.6%
Federal Home Loan Bank
	5.500% 08/13/14	800,000	921,244
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10 (i)	65,000	66,597
	3.750% 03/27/19	600,000	610,942
U.S. GOVERNMENT AGENCIES TOTAL			1,598,783
U.S. GOVERNMENT OBLIGATIONS — 5.7%
U.S. Treasury Bonds
	5.375% 02/15/31	3,907,000	4,599,883
U.S. Treasury Inflation Indexed Bonds
	3.500% 01/15/11	1,116,765	1,166,845
U.S. Treasury Notes
	1.375% 09/15/12	1,900,000	1,919,148
	2.375% 10/31/14	6,600,000	6,724,278
U.S. GOVERNMENT OBLIGATIONS TOTAL			14,410,154

	Total Government & Agency Obligations (cost of $17,077,806)		17,737,756
Commercial Mortgage-Backed Securities — 3.7%
Bear Stearns Commercial Mortgage Securities
	5.742% 09/11/42 (12/01/09) (c)(d)	750,000	735,338
CS First Boston Mortgage Securities Corp.
	5.065% 08/15/38 (12/01/09) (c)(d)	420,000	434,415
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	550,000	564,695
Greenwich Capital Commercial Funding Corp.
	5.117% 04/10/37	770,000	771,703
	5.190% 04/10/37 (12/01/09) (c)(d)	375,000	383,191
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.134% 10/15/37	327,866	335,933
	4.824% 10/15/42 (12/01/09) (c)(d)	400,000	411,674
	5.201% 08/12/37 (12/01/09) (c)(d)	775,000	806,765
	5.440% 06/12/47	820,000	705,721
	5.447% 06/12/47	791,000	726,955
	5.857% 10/12/35	1,500,000	1,553,142
LB-UBS Commercial Mortgage Trust
	5.403% 02/15/40	820,000	803,504

14

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Morgan Stanley Capital I
	5.325% 12/15/43	820,000	831,101
Nationslink Funding Corp.
	7.104% 01/22/26	353,368	387,465

	Total Commercial Mortgage-Backed Securities (cost of $9,332,192)		9,451,602
Collateralized Mortgage Obligations — 2.6%
AGENCY — 1.8%
Federal Home Loan Mortgage Corp.
	4.000% 10/15/18	1,900,000	1,980,385
	4.500% 08/15/28 (02/01/04) (c)(d)	720,000	759,047
	5.000% 08/15/32	370,000	393,121
	5.000% 05/15/33	700,000	743,874
Federal National Mortgage Association
	5.500% 01/25/33	765,310	799,873
AGENCY TOTAL			4,676,300
NON - AGENCY — 0.8%
Bear Stearns Adjustable Rate Mortgage Trust
	5.406% 02/25/47 (12/01/09) (c)(d)	1,023,938	660,321
Lehman Mortgage Trust
	6.500% 01/25/38	547,220	399,556
SACO I, Inc.
	(j) 09/25/24 (12/01/09) (c)(d)(h)	6,320	2,086
Structured Asset Securities Corp.
	5.500% 05/25/33	418,317	367,352
	5.500% 07/25/33	469,327	467,827
NON-AGENCY TOTAL			1,897,142

	Total Collateralized Mortgage Obligations (cost of $6,922,201)		6,573,442
Asset-Backed Securities — 0.6%
Cityscape Home Equity Loan Trust
	7.410% 05/25/28	121,823	114,006
First Alliance Mortgage Loan Trust
	7.340% 06/20/27	49,721	35,437
Franklin Auto Trust
	5.360% 05/20/16	761,000	766,931
IMC Home Equity Loan Trust
	7.520% 08/20/28	571,010	527,015

	Total Asset-Backed Securities (cost of $1,518,553)		1,443,389

15

		Par ($)	Value ($)
Short-Term Obligation — 1.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 10/18/10, market value $4,305,738 (repurchase proceeds $4,217,009)	4,217,000	4,217,000

	Total Short-Term Obligation (cost of $4,217,000)		4,217,000

	Total Investments — 99.6% (cost of $220,082,861)(k)(l)		252,206,737

	Other Assets & Liabilities, Net — 0.4%		1,125,584

	Net Assets — 100.0%		253,332,321

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

16

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$160,917,513	$—	$—	$160,917,513
Total Corporate Fixed-Income Bonds & Notes	—	27,710,978	—	27,710,978
Total Mortgage-Backed Securities	—	24,155,057	—	24,155,057
Government & Agency Obligations
Foreign Government Obligations	—	1,728,819	—	1,728,819
U.S. Government Agencies	—	1,598,783	—	1,598,783
U.S. Government Obligations	14,410,154	—	—	14,410,154
Total Government & Agency Obligations	14,410,154	3,327,602	—	17,737,756
Total Commercial Mortgage-Backed Securities	—	9,451,602	—	9,451,602
Collateralized Mortgage Obligations
Agency	—	4,676,300	—	4,676,300
Non - Agency	—	1,895,056	2,086	1,897,142
Total Collateralized Mortgage Obligations	—	6,571,356	2,086	6,573,442
Total Asset-Backed Securities	—	1,443,389	—	1,443,389
Total Short-Term Obligation	—	4,217,000	—	4,217,000
Total Investments	175,327,667	76,876,984	2,086	252,206,737
Unrealized Depreciation on Futures Contracts	(11,507)	—	—	(11,507)
Total	$175,316,160	$76,876,984	$2,086	$252,195,230

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ending November 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2009	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of November 30, 2009
Collateralized Mortgage Obligations
Non-Agency	$2,100	$5	$3	$22	$(44)	$—	$2,086

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at November 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $22.

(a)	Non-income producing security.

17

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities, which are not illiquid, amounted to $2,369,928, which represents 0.9% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2009.
(d)	Parenthetical date represents the next reset date for the security.
(e)	Security is guaranteed by the Federal Deposit Insurance Compnay.
(f)	Investments in affiliates during the three months ended November 30, 2009:

Security name: Merrill Lynch & Co., Inc. 6.050% 08/15/12

	Par as of 08/31/09:		$250,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 11/30/09:		$250,000
	Net realized gain/loss:		$—
	Interest income earned:		$3,781
	Value at end of period:		$269,062

(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At November 30, 2009, the value of this security amounted to $58,438, which represents less than 0.1% of net assets.

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $60,524, which represents less than 0.1% of net assets.
(i)	All of this security with a market value of $66,597 is pledged as collateral for open futures contracts.
(j)	Zero coupon bond.
(k)	Cost for federal income tax purposes is $220,154,630.
(l)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$36,591,876	$(4,539,769)	$32,052,107

At November 30, 2009, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Risk Exposure/Type	Contracts	Value	Face Value	Date	Depreciation
Interest Rate Risk
10-Year U.S. Treasury Notes	7	$839,562	$828,055	Mar-10	$(11,507)

Acronym	Name

ADR	American Depositary Receipt
PIK	Payment-In-Kind

18

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Conservative High Yield Fund

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 96.8%
BASIC MATERIALS — 12.5%
Chemicals — 2.2%
Agricultural Chemicals — 0.4%
Terra Capital, Inc.
	7.750% 11/01/19 (b)	2,340,000	2,480,400
			2,480,400
Chemicals-Diversified — 1.8%
Huntsman International LLC
	6.875% 11/15/13 (b)	985,000	1,338,520
	7.875% 11/15/14	1,310,000	1,241,225
INVISTA
	9.250% 05/01/12 (b)	4,755,000	4,826,325
Nova Chemicals Corp.
	8.375% 11/01/16 (b)	860,000	870,750
	8.625% 11/01/19 (b)	860,000	868,600
Solutia, Inc.
	8.750% 11/01/17	1,710,000	1,782,675
			10,928,095
Chemicals Total			13,408,495
Forest Products & Paper — 3.4%
Paper & Related Products — 3.4%
Cascades, Inc.
	7.250% 02/15/13	3,770,000	3,835,975
Clearwater Paper Corp.
	10.625% 06/15/16 (b)	865,000	951,500
Domtar Corp.
	10.750% 06/01/17	3,105,000	3,601,800
Georgia-Pacific Corp.
	8.000% 01/15/24	6,685,000	6,751,850
PE Paper Escrow GmbH
	12.000% 08/01/14 (b)	2,530,000	2,776,675
Westvaco Corp.
	8.200% 01/15/30	2,305,000	2,338,256
			20,256,056
Forest Products & Paper Total			20,256,056
Iron/Steel — 2.0%
Steel-Producers — 2.0%
Russel Metals, Inc.
	6.375% 03/01/14	3,390,000	3,216,263
Steel Dynamics, Inc.
	8.250% 04/15/16 (b)	6,135,000	6,196,350

1

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
United States Steel Corp.
	7.000% 02/01/18	2,505,000	2,415,937
			11,828,550
Iron/Steel Total			11,828,550
Metals & Mining — 4.9%
Diversified Minerals — 2.3%
FMG Finance Ltd.
	10.625% 09/01/16 (b)	2,750,000	2,997,500
Teck Resources Ltd.
	10.750% 05/15/19	9,295,000	10,851,913
			13,849,413
Metal-Diversified — 2.6%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	12,450,000	13,430,437
Vedanta Resources PLC
	9.500% 07/18/18 (b)	1,830,000	1,816,275
			15,246,712
Metals & Mining Total			29,096,125
BASIC MATERIALS TOTAL			74,589,226
COMMUNICATIONS — 20.8%
Advertising — 0.4%
Advertising Agencies — 0.4%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	960,000	902,400
	10.000% 07/15/17	1,360,000	1,489,200
			2,391,600
Advertising Total			2,391,600
Media — 4.0%
Broadcast Services/Programs — 0.6%
Liberty Media LLC
	8.250% 02/01/30	4,240,000	3,747,100
			3,747,100
Cable TV — 3.4%
CSC Holdings, Inc.
	8.500% 04/15/14 (b)	1,445,000	1,519,056
	8.500% 06/15/15 (b)	3,200,000	3,364,000
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
	6.375% 06/15/15	2,500,000	2,568,750

2

			Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
DISH DBS Corp.
	7.875% 09/01/19 (b)		1,435,000	1,445,763
EchoStar DBS Corp.
	6.625% 10/01/14		11,405,000	11,176,900
				20,074,469
Media Total				23,821,569
Telecommunication Services — 16.4%
Cellular Telecommunications — 7.2%
Cricket Communications, Inc.
	7.750% 05/15/16 (b)		4,905,000	4,843,688
Digicel Group Ltd.
	8.250% 09/01/17 (b)(c)		5,370,000	5,249,175
Digicel Ltd.
	9.250% 09/01/12 (b)		3,590,000	3,742,575
MetroPCS Wireless, Inc.
	9.250% 11/01/14		3,000,000	3,007,500
Nextel Communications, Inc.
	7.375% 08/01/15		11,645,000	10,771,625
NII Capital Corp.
	10.000% 08/15/16 (b)		1,790,000	1,897,400
Wind Acquisition Finance SA
	10.750% 12/01/15 (b)		2,935,000	3,140,450
	11.750% 07/15/17 (b)		6,785,000	7,531,350
	11.750% 07/15/17 (b)	EUR	1,500,000	2,447,559
				42,661,322
Media — 0.8%
Quebecor Media, Inc.
	7.750% 03/15/16		4,970,000	4,796,050
				4,796,050
Satellite Telecommunications — 1.2%
GeoEye, Inc.
	9.625% 10/01/15 (b)		2,320,000	2,407,000
Intelsat Corp.
	9.250% 06/15/16		4,695,000	4,741,950
				7,148,950
Telecommunication Equipment — 0.5%
Lucent Technologies, Inc.
	6.450% 03/15/29		3,905,000	3,006,850
				3,006,850
Telecommunication Services — 1.3%
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16 (b)		2,305,000	2,420,250

3

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
SBA Telecommunications, Inc.
	8.250% 08/15/19 (b)	3,420,000	3,556,800
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	1,805,000	1,854,637
			7,831,687
Telephone-Integrated — 4.8%
Citizens Communications Co.
	7.875% 01/15/27	7,935,000	7,181,175
Qwest Communications International, Inc.
	7.500% 02/15/14	3,035,000	3,004,650
Qwest Corp.
	7.500% 10/01/14	5,155,000	5,270,987
	7.500% 06/15/23	4,035,000	3,692,025
Sprint Capital Corp.
	6.875% 11/15/28	1,165,000	873,750
Windstream Corp.
	8.625% 08/01/16	8,820,000	8,886,150
			28,908,737
Wireless Equipment — 0.6%
Crown Castle International Corp.
	9.000% 01/15/15	3,305,000	3,495,038
			3,495,038
Telecommunication Services Total			97,848,634
COMMUNICATIONS TOTAL			124,061,803
CONSUMER CYCLICAL — 11.3%
Apparel — 0.4%
Apparel Manufacturers — 0.4%
Levi Strauss & Co.
	9.750% 01/15/15	2,395,000	2,508,763
			2,508,763
Apparel Total			2,508,763
Auto Manufacturers — 0.7%
Auto-Medium & Heavy Duty Trucks — 0.7%
Navistar International Corp.
	8.250% 11/01/21	4,175,000	4,101,937
			4,101,937
Auto Manufacturers Total			4,101,937

4

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Parts & Equipment — 0.5%
Rubber-Tires — 0.5%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	2,661,000	2,720,873
	10.500% 05/15/16	190,000	204,250
			2,925,123
Auto Parts & Equipment Total			2,925,123
Entertainment — 1.5%
Gambling (Non-Hotel) — 1.0%
Boyd Gaming Corp.
	7.125% 02/01/16	1,145,000	933,175
Penn National Gaming, Inc.
	8.750% 08/15/19 (b)	3,215,000	3,198,925
Pinnacle Entertainment, Inc.
	8.625% 08/01/17 (b)	1,920,000	1,910,400
			6,042,500
Music — 0.5%
WMG Acquisition Corp.
	7.375% 04/15/14	3,140,000	2,990,850
			2,990,850
Entertainment Total			9,033,350
Home Builders — 1.8%
Building-Residential/Commercial — 1.8%
D.R. Horton, Inc.
	5.625% 09/15/14	2,865,000	2,728,912
	5.625% 01/15/16	2,180,000	2,005,600
KB Home
	5.875% 01/15/15	5,110,000	4,701,200
Ryland Group, Inc.
	8.400% 05/15/17	1,270,000	1,346,200
			10,781,912
Home Builders Total			10,781,912
Leisure Time — 0.6%
Cruise Lines — 0.6%
Royal Caribbean Cruises Ltd.
	7.500% 10/15/27	4,650,000	3,650,250
			3,650,250
Leisure Time Total			3,650,250
Lodging — 3.1%
Casino Hotels — 0.9%
MGM Mirage
	13.000% 11/15/13	1,600,000	1,814,000

5

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Wynn Las Vegas LLC
	6.625% 12/01/14	3,760,000	3,600,200
			5,414,200
Gambling (Non-Hotel) — 0.6%
Seminole Indian Tribe of Florida
	7.804% 10/01/20 (b)	3,895,000	3,392,818
			3,392,818
Hotels & Motels — 1.6%
Host Hotels & Resorts LP
	6.750% 06/01/16	4,955,000	4,694,862
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	4,890,000	4,706,625
			9,401,487
Lodging Total			18,208,505
Retail — 2.2%
Retail-Apparel/Shoe — 0.7%
Limited Brands, Inc.
	8.500% 06/15/19 (b)	3,990,000	4,209,450
			4,209,450
Retail-Mail Order — 0.4%
QVC, Inc.
	7.500% 10/01/19 (b)	2,435,000	2,435,000
			2,435,000
Retail-Propane Distributors — 1.0%
AmeriGas Partners LP
	7.125% 05/20/16	3,760,000	3,684,800
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	1,225,000	1,234,187
	8.750% 03/01/15	1,085,000	1,106,700
			6,025,687
Retail-Vitamins/Nutritional Supplements — 0.1%
General Nutrition Centers, Inc.
	PIK,
	5.178% 03/15/14 (03/15/10) (d)(e)	745,000	679,813
			679,813
Retail Total			13,349,950

6

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Textiles — 0.5%
Textile-Home Furnishings — 0.5%
Mohawk Industries, Inc.
	6.875% 01/15/16	2,975,000	2,893,188
			2,893,188
Textiles Total			2,893,188
CONSUMER CYCLICAL TOTAL			67,452,978
CONSUMER NON-CYCLICAL — 12.7%
Beverages — 0.1%
Beverages-Non-Alcoholic — 0.1%
Cott Beverages, Inc.
	8.375% 11/15/17 (b)	560,000	560,000
			560,000
Beverages Total			560,000
Commercial Services — 1.9%
Commercial Services — 0.7%
ARAMARK Corp.
	8.500% 02/01/15	1,185,000	1,187,962
Iron Mountain, Inc.
	8.000% 06/15/20	2,910,000	2,924,550
			4,112,512
Funeral Services & Related Items — 0.3%
Service Corp. International
	6.750% 04/01/16	800,000	768,000
	7.000% 06/15/17	1,150,000	1,109,750
			1,877,750
Private Corrections — 0.5%
Corrections Corp. of America
	6.250% 03/15/13	280,000	280,350
	7.750% 06/01/17	3,000,000	3,120,000
			3,400,350
Rental Auto/Equipment — 0.4%
RSC Equipment Rental, Inc.
	10.000% 07/15/17 (b)	2,225,000	2,397,438
			2,397,438
Commercial Services Total			11,788,050
Food — 3.1%
Food-Meat Products — 1.8%
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14 (b)	2,785,000	3,094,831
Smithfield Foods, Inc.
	10.000% 07/15/14 (b)	3,425,000	3,587,688

7

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Tyson Foods, Inc.
	10.500% 03/01/14	3,690,000	4,169,700
			10,852,219
Food-Miscellaneous/Diversified — 0.6%
Del Monte Corp.
	6.750% 02/15/15	3,315,000	3,331,575
			3,331,575
Retail-Hypermarkets — 0.7%
New Albertsons, Inc.
	8.000% 05/01/31	4,625,000	4,220,312
			4,220,312
Food Total			18,404,106
Healthcare Products — 0.4%
Medical Products — 0.4%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	2,225,000	2,386,313
			2,386,313
Healthcare Products Total			2,386,313
Healthcare Services — 4.7%
Medical-HMO — 0.5%
Health Net, Inc.
	6.375% 06/01/17	3,420,000	3,043,800
			3,043,800
Medical-Hospitals — 3.2%
Community Health Systems, Inc.
	8.875% 07/15/15	1,175,000	1,198,500
HCA, Inc.
	9.250% 11/15/16	3,850,000	4,071,375
	PIK,
	9.625% 11/15/16	13,022,000	13,884,707
			19,154,582
Physical Therapy/Rehab Centers — 0.4%
Healthsouth Corp.
	8.125% 02/15/20 (c)	2,240,000	2,195,200
			2,195,200
Physician Practice Management — 0.6%
U.S. Oncology, Inc.
	9.125% 08/15/17 (b)	3,370,000	3,513,225
			3,513,225
Healthcare Services Total			27,906,807

8

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Household Products/Wares — 0.5%
Consumer Products-Miscellaneous — 0.5%
American Greetings Corp.
	7.375% 06/01/16	1,820,000	1,756,300
Jostens IH Corp.
	7.625% 10/01/12	1,240,000	1,246,200
			3,002,500
Household Products/Wares Total			3,002,500
Pharmaceuticals — 2.0%
Medical-Drugs — 1.3%
Elan Finance PLC
	4.273% 11/15/11 (02/15/10) (d)(e)	885,000	823,050
	8.875% 12/01/13	1,560,000	1,528,800
Valeant Pharmaceuticals International
	8.375% 06/15/16 (b)	2,835,000	2,920,050
Warner Chilcott Corp.
	8.750% 02/01/15	2,225,000	2,297,313
			7,569,213
Pharmacy Services — 0.7%
Omnicare, Inc.
	6.750% 12/15/13	4,380,000	4,237,650
			4,237,650
Pharmaceuticals Total			11,806,863
CONSUMER NON-CYCLICAL TOTAL			75,854,639
DIVERSIFIED — 0.9%
Diversified Holding Companies — 0.9%
Diversified Operations — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	7.125% 02/15/13	4,340,000	4,253,200
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
	7.750% 10/15/16 (b)	1,300,000	1,313,000
			5,566,200
Diversified Holding Companies Total			5,566,200
DIVERSIFIED TOTAL			5,566,200
ENERGY — 12.3%
Coal — 2.1%
Coal — 2.1%
Arch Western Finance LLC
	6.750% 07/01/13	6,040,000	6,009,800

9

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
	8.500% 12/15/19 (b)	560,000	554,400
Massey Energy Co.
	6.875% 12/15/13	6,020,000	5,929,700
			12,493,900
Coal Total			12,493,900
Oil & Gas — 8.1%
Oil Companies-Exploration & Production — 7.1%
Chesapeake Energy Corp.
	6.375% 06/15/15	11,225,000	10,439,250
Cimarex Energy Co.
	7.125% 05/01/17	3,795,000	3,780,769
Connacher Oil & Gas Ltd.
	11.750% 07/15/14 (b)	3,040,000	3,313,600
Forest Oil Corp.
	8.500% 02/15/14 (b)	6,465,000	6,610,462
Newfield Exploration Co.
	6.625% 09/01/14	4,595,000	4,560,537
	6.625% 04/15/16	180,000	177,300
OPTI Canada, Inc.
	8.250% 12/15/14	2,965,000	2,372,000
Penn Virginia Corp.
	10.375% 06/15/16	2,100,000	2,262,750
PetroHawk Energy Corp.
	7.875% 06/01/15	2,390,000	2,384,025
Quicksilver Resources, Inc.
	7.125% 04/01/16	2,485,000	2,242,713
Range Resources Corp.
	7.500% 05/15/16	1,765,000	1,773,825
Southwestern Energy Co.
	7.500% 02/01/18	2,310,000	2,385,075
			42,302,306
Oil Refining & Marketing — 1.0%
Frontier Oil Corp.
	8.500% 09/15/16	1,550,000	1,584,875
Tesoro Corp.
	6.625% 11/01/15	4,570,000	4,192,975
			5,777,850
Oil & Gas Total			48,080,156

10

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 2.1%
Pipelines — 2.1%
El Paso Corp.
	6.875% 06/15/14	750,000	738,750
	7.250% 06/01/18	3,420,000	3,419,761
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	4,895,000	4,601,300
MarkWest Energy Partners LP
	6.875% 11/01/14	2,490,000	2,340,600
	8.500% 07/15/16	360,000	362,700
Williams Companies, Inc.
	7.875% 09/01/21	925,000	1,032,172
			12,495,283
Pipelines Total			12,495,283
ENERGY TOTAL			73,069,339
FINANCIALS — 5.6%
Banks — 0.7%
Commercial Banks-Southern US — 0.3%
Regions Financial Corp.
	6.375% 05/15/12	1,835,000	1,763,593
			1,763,593
Commercial Banks-Western U.S. — 0.4%
Zions Bancorporation
	7.750% 09/23/14	2,640,000	2,349,600
			2,349,600
Banks Total			4,113,193
Diversified Financial Services — 3.5%
Finance-Auto Loans — 0.3%
GMAC, Inc.
	8.000% 11/01/31 (b)	2,305,000	1,976,538
			1,976,538
Finance-Consumer Loans — 1.4%
American General Finance Corp.
	6.900% 12/15/17	4,200,000	2,948,177
Sears Roebuck Acceptance Corp.
	7.000% 02/01/11	1,150,000	1,150,000
SLM Corp.
	5.000% 10/01/13	4,525,000	3,932,456
			8,030,633

11

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Finance-Credit Card — 0.6%
Discover Financial Services
	10.250% 07/15/19	2,895,000	3,400,206
			3,400,206
Finance-Investment Banker/Broker — 0.4%
Lazard Group LLC
	7.125% 05/15/15	2,365,000	2,468,916
			2,468,916
Finance-Leasing Company — 0.5%
International Lease Finance Corp.
	5.625% 09/15/10	3,200,000	3,121,894
			3,121,894
Special Purpose Entity — 0.3%
Reliance Intermediate Holdings LP
	9.500% 12/15/19 (b)	1,860,000	1,943,700
			1,943,700
Diversified Financial Services Total			20,941,887
Insurance — 1.1%
Life/Health Insurance — 0.2%
Provident Companies, Inc.
	7.000% 07/15/18	1,435,000	1,434,753
			1,434,753
Multi-Line Insurance — 0.4%
ING Groep NV
	5.775% 12/29/49 (12/08/15) (d)(e)	2,985,000	2,126,813
			2,126,813
Property/Casualty Insurance — 0.5%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	2,935,000	2,788,250
			2,788,250
Insurance Total			6,349,816
Real Estate Investment Trusts (REITs) — 0.3%
REITS-Health Care — 0.3%
Senior Housing Properties Trust
	8.625% 01/15/12	1,650,000	1,691,250
			1,691,250
Real Estate Investment Trusts (REITs) Total			1,691,250
FINANCIALS TOTAL			33,096,146

12

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — 12.2%
Aerospace & Defense — 2.0%
Aerospace/Defense-Equipment — 0.9%
BE Aerospace, Inc.
	8.500% 07/01/18	4,040,000	4,181,400
TransDigm, Inc.
	7.750% 07/15/14 (b)	1,145,000	1,162,175
			5,343,575
Electronics-Military — 1.1%
L-3 Communications Corp.
	5.875% 01/15/15	2,840,000	2,783,200
	6.375% 10/15/15	3,845,000	3,782,519
			6,565,719
Aerospace & Defense Total			11,909,294
Building Materials — 1.0%
Building & Construction Products-Miscellaneous — 0.6%
Owens Corning
	6.500% 12/01/16	3,550,000	3,530,038
			3,530,038
Building Products-Cement/Aggregation — 0.4%
Texas Industries, Inc.
	7.250% 07/15/13	2,440,000	2,360,700
			2,360,700
Building Materials Total			5,890,738
Electrical Components & Equipment — 0.9%
Wire & Cable Products — 0.9%
Belden, Inc.
	7.000% 03/15/17	3,700,000	3,579,750
General Cable Corp.
	7.125% 04/01/17	2,075,000	2,007,563
			5,587,313
Electrical Components & Equipment Total			5,587,313
Electronics — 0.2%
Electronic Components-Miscellaneous — 0.2%
Flextronics International Ltd.
	6.250% 11/15/14	1,326,000	1,286,220
			1,286,220
Electronics Total			1,286,220
Environmental Control — 0.5%
Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.
	7.625% 08/15/16 (b)	2,945,000	2,963,406
			2,963,406
Environmental Control Total			2,963,406

13

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Machinery-Construction & Mining — 0.5%
Machinery-Construction & Mining — 0.5%
Terex Corp.
	8.000% 11/15/17	3,285,000	3,005,775
			3,005,775
Machinery-Construction & Mining Total			3,005,775
Machinery-Diversified — 0.7%
Machinery-General Industry — 0.7%
Altra Holdings, Inc.
	8.125% 12/01/16 (b)	700,000	701,750
CPM Holdings, Inc.
	10.625% 09/01/14 (b)	1,200,000	1,254,000
Manitowoc Co., Inc.
	7.125% 11/01/13	2,530,000	2,346,575
			4,302,325
Machinery-Diversified Total			4,302,325
Miscellaneous Manufacturing — 2.0%
Diversified Manufacturing Operators — 1.4%
Bombardier, Inc.
	6.300% 05/01/14 (b)	6,165,000	5,949,225
Koppers Holdings, Inc.
	9.875% 11/15/14	1,785,000	1,869,787
Koppers, Inc.
	7.875% 12/01/19 (b)(c)	280,000	280,000
			8,099,012
Firearms & Ammunition — 0.2%
Colt Defense LLC/Colt Finance Corp.
	8.750% 11/15/17 (b)	1,305,000	1,311,525
			1,311,525
Miscellaneous Manufacturing — 0.4%
American Railcar Industries, Inc.
	7.500% 03/01/14	2,485,000	2,261,350
			2,261,350
Miscellaneous Manufacturing Total			11,671,887
Packaging & Containers — 1.8%
Containers-Metal/Glass — 1.5%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	2,940,000	2,998,800

14

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17 (b)	2,210,000	2,254,200
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	3,860,000	3,937,200
			9,190,200
Containers-Paper/Plastic — 0.3%
Graphic Packaging International, Inc.
	9.500% 06/15/17	1,680,000	1,772,400
			1,772,400
Packaging & Containers Total			10,962,600
Transportation — 2.6%
Transportation-Marine — 1.2%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	1,865,000	1,834,694
Ship Finance International Ltd.
	8.500% 12/15/13	1,260,000	1,176,525
Stena AB
	7.500% 11/01/13	2,550,000	2,441,625
Teekay Corp.
	8.875% 07/15/11	1,786,000	1,839,580
			7,292,424
Transportation-Railroad — 0.8%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14	2,500,000	2,400,000
RailAmerica, Inc.
	9.250% 07/01/17 (b)	1,939,000	2,026,255
			4,426,255
Transportation-Services — 0.6%
Bristow Group, Inc.
	7.500% 09/15/17	3,635,000	3,515,045
			3,515,045
Transportation Total			15,233,724
INDUSTRIALS TOTAL			72,813,282
TECHNOLOGY — 0.5%
Computers — 0.3%
Computers-Memory Devices — 0.3%
Seagate Technology International
	10.000% 05/01/14 (b)	1,765,000	1,928,263
			1,928,263
Computers Total			1,928,263

15

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Semiconductors — 0.2%
Electronic Components-Semiconductors — 0.2%
Amkor Technology, Inc.
	9.250% 06/01/16	1,100,000	1,133,000
			1,133,000
Semiconductors Total			1,133,000
TECHNOLOGY TOTAL			3,061,263
UTILITIES — 8.0%
Electric — 7.4%
Electric-Generation — 2.7%
AES Corp.
	7.750% 03/01/14	3,805,000	3,814,513
	8.000% 10/15/17	5,965,000	5,950,087
Intergen NV
	9.000% 06/30/17 (b)	6,255,000	6,489,562
			16,254,162
Electric-Integrated — 1.8%
Calpine Construction Finance Co. LP & CCFC Finance Corp.
	8.000% 06/01/16 (b)	3,205,000	3,221,025
CMS Energy Corp.
	6.875% 12/15/15	2,380,000	2,368,100
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	2,405,000	2,398,988
TXU Energy Co. LLC (Term Loan)
	3.753% 10/10/14 (12/09/09) (d)(e)(f)	30,000	22,346
	3.783% 10/10/14 (12/31/09) (d)(e)(f)	20,000	14,898
	PIK,
	3.742% 10/10/14 (12/09/09) (d)(e)(f)	3,870,000	2,882,666
			10,908,023
Independent Power Producer — 2.9%
Dynegy Holdings, Inc.
	7.750% 06/01/19	1,385,000	1,132,237
Mirant North America LLC
	7.375% 12/31/13	3,595,000	3,541,075
NRG Energy, Inc.
	7.375% 02/01/16	8,755,000	8,711,225

16

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25 (b)	3,975,000	3,557,625
			16,942,162
Electric Total			44,104,347
Gas — 0.6%
Gas-Distribution — 0.6%
Centerpoint Energy, Inc.
	5.950% 02/01/17	3,185,000	3,249,554
			3,249,554
Gas Total			3,249,554
UTILITIES TOTAL			47,353,901

	Total Corporate Fixed-Income Bonds & Notes (cost of $550,547,637)		576,918,777
Short-Term Obligation — 2.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 10/18/10, market value $17,082,600 (repurchase proceeds $16,745,037)	16,745,000	16,745,000

	Total Short-Term Obligation (cost of $16,745,000)		16,745,000

	Total Investments — 99.6% (cost of $567,292,637)(g)(h)		593,663,777

	Other Assets & Liabilities, Net — 0.4%		2,334,309

	Net Assets — 100.0%		595,998,086

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

17

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of November 30, 2009.

18

(a)	Principal amount is stated in United States dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities, which are not illiquid, except for the following, amounted to $151,147,485, which represents 25.4% of net assets.

Security	Acquisition Date	Par	Cost	Value
Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07-10/04/07	$3,895,000	$3,952,928	$3,392,818

(c)	Security purchased on a delayed delivery basis.
(d)	Parenthetical date represents the next reset date for the security.
(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2009.
(f)	Loan participation agreement.
(g)	Cost for federal income tax purposes is $567,292,637.
(h)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$34,164,409	$(7,793,269)	$26,371,140

Forward foreign currency exchange contracts outstanding on November 30, 2009:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$1,876,859	$1,869,781	12/16/09	$(7,078)
EUR	1,944,415	1,938,078	12/18/09	(6,337)

				$(13,415)

Significant observable inputs (level 2 measurements) were used in determining value for the forward foreign currency exchange contracts as of November 30, 2009.

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind

19

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Federal Securities Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities — 44.5%
Federal Home Loan Mortgage Corp.
	3.327% 07/01/19 (12/01/2009) (a)(b)	30,686	30,764
	3.653% 05/01/18 (12/01/2009) (a)(b)	14,348	14,414
	3.905% 02/01/18 (12/01/2009) (a)(b)	15,873	15,794
	5.605% 08/01/37 (12/01/2009) (a)(b)	4,560,999	4,825,788
	5.689% 06/01/37 (12/01/2009) (a)(b)	4,184,472	4,438,097
	5.725% 06/01/36 (12/01/2009) (a)(b)	5,195,236	5,492,873
	6.000% 03/01/38	44,380,184	47,714,764
	7.000% 08/01/29	8	9
	8.000% 12/01/11	165	167
	8.000% 04/01/17	40,842	44,875
	8.500% 06/01/17	281	312
	8.500% 09/01/17	4,215	4,581
	8.500% 09/01/20	37,546	40,809
	9.000% 12/01/16	2,227	2,469
	9.000% 12/01/18	3,656	4,050
	9.000% 01/01/22	54,812	62,575
	9.250% 07/01/10	52	52
	9.250% 10/01/19	11,767	13,139
	9.500% 04/01/11	412	427
	9.500% 05/01/12	553	597
	9.500% 04/01/16	591	659
	9.500% 07/01/16	654	734
	9.500% 09/01/16	647	725
	9.500% 10/01/16	3,051	3,407
	9.500% 09/01/20	261	291
	9.500% 06/01/21	8,567	9,566
	9.750% 09/01/16	3,913	4,232
	10.000% 09/01/18	365	379
	10.000% 11/01/19	29,617	34,123
	10.250% 10/01/10	1,913	1,950
	10.500% 01/01/16	38,711	42,893
	10.500% 06/01/17	56,213	60,425
	10.500% 08/01/19	7,367	8,307
	10.500% 09/01/19	4,600	4,652
	10.500% 01/01/20	23,027	25,952
	10.500% 04/01/21	1,631	1,734
	11.250% 04/01/11	5,051	5,202
	11.250% 10/01/12	397	400
	11.250% 08/01/13	6,986	7,054
	11.250% 02/01/15	207	209

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	11.250% 09/01/15	5,290	6,173
	11.250% 12/01/15	20,844	24,235
	11.500% 02/01/15	24,147	25,776
Federal National Mortgage Association
	2.791% 07/01/27 (12/01/2009) (a)(b)	15,983	16,250
	2.826% 06/01/20 (12/01/2009) (a)(b)	16,940	17,054
	2.829% 07/01/20 (12/01/2009) (a)(b)	5,851	5,902
	2.840% 08/01/19 (12/01/2009) (a)(b)	20,794	20,862
	3.000% 11/01/19 (12/01/2009) (a)(b)	2,559	2,563
	3.056% 03/01/18 (12/01/2009) (a)(b)	78,589	79,225
	3.125% 06/01/19 (12/01/2009) (a)(b)	12,019	12,271
	3.199% 08/01/36 (12/01/2009) (a)(b)	12,770	13,110
	3.276% 12/01/17 (12/01/2009) (a)(b)	11,886	12,108
	3.380% 10/01/14	2,504,273	2,522,479
	4.420% 10/01/19	4,410,965	4,523,981
	4.430% 10/01/19	4,995,668	5,088,584
	4.500% 09/01/39	18,813,709	19,338,802
	4.500% 11/01/39	22,600,000	23,230,768
	5.030% 05/01/24	3,545,000	3,705,435
	5.198% 12/01/31 (12/01/2009) (a)(b)	33,726	35,968
	5.500% 04/01/36	23,608,094	25,193,341
	5.500% 02/01/37	52,828,599	56,260,394
	5.621% 10/01/37 (12/01/2009) (a)(b)	3,597,341	3,804,522
	6.000% 01/01/24	139,911	150,709
	6.000% 02/01/24	101,024	108,823
	6.000% 03/01/24	625,661	673,964
	6.000% 04/01/24	449,385	484,074
	6.000% 05/01/24	229,297	247,000
	6.000% 08/01/24	63,293	68,180
	6.000% 01/01/26	1,662	1,797
	6.000% 03/01/26	33,203	35,896
	6.000% 04/01/26	1,378	1,490
	6.000% 05/01/26	5,149	5,567
	6.500% 08/01/10	2,104	2,170
	6.500% 12/01/10	145	150
	6.500% 04/01/11	3,020	3,186
	6.500% 10/01/22	22,109	23,883
	6.500% 09/01/25	22,158	24,169
	6.500% 11/01/25	94,365	102,929
	6.500% 05/01/26	166,968	182,122
	6.500% 09/01/28	9,395	10,271

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.500% 12/01/28	12,509	13,675
	6.500% 01/01/29	88,456	96,706
	6.500% 06/01/29	85,815	93,737
	6.565% 07/01/16	4,465,056	5,054,277
	7.000% 07/01/10	709	723
	7.000% 09/01/10	1,421	1,448
	7.000% 10/01/10	543	554
	7.000% 10/01/12	6,313	6,658
	7.000% 08/01/23	86,622	96,794
	7.000% 10/01/23	23,272	26,006
	7.000% 11/01/23	31,569	35,276
	7.000% 02/01/27	4,672	5,209
	7.500% 02/01/10	17	17
	7.500% 06/01/10	309	316
	7.500% 11/01/11	265	275
	7.500% 12/01/14	218	238
	7.500% 01/01/17	25,808	29,404
	7.500% 02/01/18	9,740	11,107
	7.500% 10/01/23	11,251	12,717
	7.500% 12/01/23	48,611	54,944
	8.000% 03/01/13	1,018	1,112
	8.000% 11/01/15	770	884
	8.000% 06/01/25	1,673	1,919
	8.000% 08/01/27	22,841	26,226
	8.000% 02/01/30	1,613	1,855
	8.000% 03/01/30	3,144	3,610
	8.000% 08/01/30	1,768	2,030
	8.000% 10/01/30	28,358	32,561
	8.000% 11/01/30	140,975	161,869
	8.000% 12/01/30	44,834	51,479
	8.000% 01/01/31	224,178	257,736
	8.000% 02/01/31	171	196
	8.000% 04/01/31	20,339	23,353
	8.000% 05/01/31	34,029	39,081
	8.000% 08/01/31	1,232	1,414
	8.000% 09/01/31	49,916	57,329
	8.000% 12/01/31	9,963	11,442
	8.000% 04/01/32	80,477	92,438
	8.000% 05/01/32	297,416	341,664
	8.000% 06/01/32	289,699	332,798
	8.000% 07/01/32	4,441	5,102
	8.000% 08/01/32	6,906	7,934

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	8.000% 10/01/32	22,485	25,830
	8.000% 11/01/32	60,249	69,178
	8.000% 02/01/33	86,645	99,535
	8.000% 03/01/33	28,819	32,984
	8.500% 06/01/15	1,020	1,110
	8.500% 02/01/17	1,488	1,638
	8.500% 09/01/21	11,407	11,481
	9.000% 04/01/15	3,494	3,591
	9.000% 04/01/16	176	182
	9.000% 07/01/16	2,265	2,497
	9.000% 09/01/16	306	308
	9.000% 08/01/17	814	821
	9.000% 05/01/18	11,133	12,302
	9.000% 09/01/19	735	742
	9.000% 11/01/19	10	10
	9.000% 07/01/20	59	60
	9.000% 08/01/21	57,930	58,454
	9.000% 06/01/22	2,470	2,539
	9.000% 09/01/24	14,170	16,187
	9.500% 06/01/16	27,607	30,576
	9.500% 02/01/17	1,495	1,654
	9.500% 01/01/19	109,518	120,286
	9.500% 04/01/20	80,899	89,353
	9.500% 07/15/21	266,276	305,659
	9.500% 08/01/21	124,621	144,189
	10.500% 12/01/15	1,790	1,917
	11.000% 08/01/15	885	907
Government National Mortgage Association
	3.625% 08/20/22 (12/01/2009) (a)(b)	4,523	4,661
	4.375% 05/20/22 (12/01/2009) (a)(b)	22,270	22,940
	4.375% 06/20/23 (12/01/2009) (a)(b)	14,987	15,450
	5.000% 04/20/39	49,745,492	52,363,335
	6.000% 12/15/10	6,686	6,978
	6.500% 06/15/23	9,076	9,750
	6.500% 08/15/23	1,371	1,473
	6.500% 09/15/23	11,814	12,691
	6.500% 10/15/23	22,737	24,424
	6.500% 11/15/23	97,489	104,726
	6.500% 12/15/23	40,696	43,718
	6.500% 01/15/24	34,882	37,710

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.500% 02/15/24	30,009	32,442
	6.500% 03/15/24	69,365	74,989
	6.500% 04/15/24	14,890	16,097
	6.500% 05/15/24	20,334	21,927
	6.500% 07/15/24	79,928	85,910
	6.500% 09/15/25	28,745	31,114
	6.500% 12/15/25	23,367	25,292
	6.500% 01/15/28	19,189	20,954
	6.500% 02/15/28	29,786	32,527
	6.500% 07/15/28	78,806	86,057
	6.500% 08/15/28	55,446	60,548
	6.500% 10/15/28	52,373	57,192
	6.500% 11/15/28	13,017	14,214
	6.500% 12/15/28	144,877	158,208
	6.500% 01/15/29	107,042	116,825
	6.500% 02/15/29	30,949	33,777
	7.000% 03/15/22	7,756	8,609
	7.000% 04/15/22	1,134	1,258
	7.000% 10/15/22	2,003	2,223
	7.000% 10/15/22	909	1,009
	7.000% 11/15/22	7,433	8,251
	7.000% 01/15/23	113,312	125,778
	7.000% 03/15/23	950	1,055
	7.000% 05/15/23	72,213	80,157
	7.000% 06/15/23	16,184	17,965
	7.000% 07/15/23	4,057	4,504
	7.000% 10/15/23	41,384	45,937
	7.000% 12/15/23	35,882	39,830
	7.000% 01/15/24	1,732	1,926
	7.000% 03/15/24	568	632
	7.000% 10/15/24	30,588	33,963
	7.000% 09/15/25	2,969	3,303
	7.000% 10/15/25	73,289	81,535
	7.000% 12/15/25	29,345	32,649
	7.000% 01/15/26	26,714	29,745
	7.000% 02/15/26	33,250	37,023
	7.000% 03/15/26	4,951	5,513
	7.000% 04/15/26	3,461	3,854
	7.000% 05/15/26	1,482	1,651
	7.000% 06/15/26	45,774	50,967
	7.000% 11/15/26	44,563	49,591
	7.000% 12/15/26	726	808

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	7.000% 01/15/27	3,104	3,458
	7.000% 02/15/27	345	384
	7.000% 04/15/27	3,787	4,220
	7.000% 09/15/27	31,806	35,439
	7.000% 10/15/27	52,276	58,249
	7.000% 11/15/27	122,027	135,969
	7.000% 12/15/27	218,921	243,933
	7.000% 01/15/28	10,056	11,222
	7.000% 02/15/28	37,703	42,016
	7.000% 03/15/28	131,756	146,987
	7.000% 04/15/28	65,446	73,036
	7.000% 05/15/28	19,516	21,781
	7.000% 06/15/28	5,245	5,853
	7.000% 07/15/28	284,916	317,958
	7.000% 07/15/28	11,155	12,448
	7.000% 09/15/28	13,876	15,486
	7.000% 12/15/28	88,607	98,884
	7.000% 01/15/29	808	902
	7.000% 03/15/29	18,999	21,214
	7.000% 04/15/29	30,696	34,274
	7.000% 05/15/29	19,344	21,597
	7.000% 06/15/29	14,776	16,499
	7.000% 07/15/29	52,880	59,044
	7.000% 08/15/29	30,513	34,072
	7.000% 09/15/29	18,242	20,368
	7.000% 10/15/29	7,559	8,440
	7.500% 04/15/22	17,184	19,494
	7.500% 10/15/23	29,696	33,754
	7.500% 08/15/25	121,810	138,964
	7.500% 10/15/25	10,598	12,091
	7.500% 12/15/25	43,734	49,893
	8.000% 11/15/14	11,027	11,941
	8.000% 06/20/17	96,317	106,765
	8.000% 06/15/22	62,464	71,663
	8.000% 02/15/23	74,132	85,249
	8.000% 03/20/23	341	391
	8.000% 06/15/23	1,273	1,464
	8.000% 07/15/26	28,947	33,273
	8.000% 07/15/29	2,756	3,176
	8.500% 12/15/21	2,830	3,248
	8.500% 01/15/22	60,457	69,576

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	8.500% 09/15/22	2,731	2,965
	8.500% 11/20/22	38,139	43,736
	8.500% 12/15/22	3,114	3,571
	8.750% 12/15/21	100,651	114,154
	8.850% 01/15/19	32,223	36,455
	8.850% 05/15/19	57,581	65,144
	9.000% 05/15/16	18,453	20,525
	9.000% 06/15/16	7,948	8,839
	9.000% 07/15/16	20,736	23,063
	9.000% 08/15/16	677	753
	9.000% 09/15/16	18,593	20,680
	9.000% 10/15/16	23,886	26,567
	9.000% 11/15/16	6,267	6,971
	9.000% 11/20/16	54,619	62,015
	9.000% 12/15/16	714	794
	9.000% 01/15/17	53,063	59,250
	9.000% 02/15/17	1,350	1,508
	9.000% 03/20/17	19,703	21,919
	9.000% 05/15/17	2,380	2,657
	9.000% 06/15/17	17,584	19,634
	9.000% 06/20/17	87,399	97,233
	9.000% 07/15/17	449	502
	9.000% 09/15/17	3,649	4,075
	9.000% 10/15/17	7,487	8,302
	9.000% 12/15/17	4,720	5,316
	9.000% 04/20/18	72,131	81,442
	9.000% 05/20/18	25,457	28,743
	9.000% 12/15/19	322	365
	9.000% 04/15/20	961	1,096
	9.000% 05/20/21	969	1,105
	9.000% 09/15/21	177	203
	9.000% 02/15/25	80,801	93,317
	9.250% 10/15/16	63,090	69,584
	9.250% 05/15/18	13,939	15,795
	9.250% 07/15/21	33,575	38,409
	9.250% 09/15/21	30,368	34,740
	9.500% 12/20/24	10,841	12,480
	9.500% 01/20/25	7,080	8,374
	10.000% 12/15/17	1,163	1,304
	10.000% 07/20/18	16,790	19,246
	10.000% 11/15/18	478	540
	10.000% 03/15/19	339	391

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	10.000% 11/15/20	11,115	12,874
	10.500% 09/15/10	69	71
	10.500% 06/15/11	6,001	6,392
	10.500% 06/15/12	6,882	7,358
	10.500% 11/15/13	7,895	8,671
	10.500% 08/15/15	830	845
	10.500% 09/15/15	16,008	17,861
	10.500% 10/15/15	4,160	4,632
	10.500% 12/15/15	58	65
	10.500% 01/15/16	11,336	12,737
	10.500% 01/20/16	118	130
	10.500% 02/15/16	5,255	5,904
	10.500% 03/15/16	3,764	4,222
	10.500% 07/15/17	11,327	12,754
	10.500% 10/15/17	686	773
	10.500% 11/15/17	37,486	42,206
	10.500% 12/15/17	22,013	24,786
	10.500% 01/15/18	7,527	8,491
	10.500% 02/15/18	19,051	21,557
	10.500% 03/15/18	12,399	14,031
	10.500% 04/15/18	21,965	24,854
	10.500% 06/15/18	5,809	6,561
	10.500% 07/15/18	41,874	47,382
	10.500% 09/15/18	4,944	5,594
	10.500% 10/15/18	4,848	5,487
	10.500% 12/15/18	9,125	10,346
	10.500% 02/15/19	7,130	8,103
	10.500% 03/15/19	2,184	2,482
	10.500% 04/15/19	34,661	39,391
	10.500% 05/15/19	31,286	35,538
	10.500% 06/15/19	37,837	42,952
	10.500% 06/20/19	7,353	8,327
	10.500% 07/15/19	79,724	90,600
	10.500% 07/20/19	3,459	3,917
	10.500% 08/15/19	19,926	22,645
	10.500% 08/20/19	10,237	11,485
	10.500% 09/15/19	8,560	9,669
	10.500% 09/20/19	7,665	8,680
	10.500% 10/15/19	3,845	4,370
	10.500% 12/15/19	22,154	25,177
	10.500% 05/15/20	6,660	7,573

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	10.500% 07/15/20	16,160	18,373
	10.500% 08/15/20	10,163	11,555
	10.500% 09/15/20	10,450	11,880
	10.500% 11/15/20	1,899	2,160
	10.500% 12/15/20	703	799
	10.500% 01/15/21	2,513	2,852
	10.500% 08/15/21	86,463	97,443
	11.000% 07/15/10	1,526	1,577
	11.000% 08/15/10	1,327	1,368
	11.000% 09/15/10	5,850	6,025
	11.000% 10/15/10	29	30
	11.000% 11/15/10	691	713
	11.000% 04/15/11	1,832	1,951
	11.000% 02/15/13	553	582
	11.000% 07/15/13	6,509	7,166
	11.000% 08/15/15	20,918	23,556
	11.000% 09/15/15	13,119	14,713
	11.000% 10/15/15	6,727	7,575
	11.000% 11/15/15	41,760	47,294
	11.000% 12/15/15	36,957	41,616
	11.000% 01/15/16	13,409	15,018
	11.000% 02/15/16	2,346	2,640
	11.000% 03/15/16	1,168	1,219
	11.000% 07/15/16	31,971	35,808
	11.000% 09/15/18	51,383	58,063
	11.000% 11/15/18	8,162	9,223
	11.000% 12/15/18	29,326	33,139
	11.000% 06/20/19	4,783	5,374
	11.000% 07/20/19	163	183
	11.000% 09/20/19	2,772	3,117
	11.000% 12/15/20	10,396	11,811
	11.500% 03/15/10	149	154
	11.500% 04/15/10	290	302
	11.500% 07/15/10	975	1,014
	11.500% 09/15/10	6,186	6,431
	11.500% 10/15/10	2,536	2,636
	11.500% 01/15/13	13,854	15,343
	11.500% 02/15/13	35,260	39,210
	11.500% 03/15/13	61,943	68,889
	11.500% 04/15/13	47,673	52,784
	11.500% 05/15/13	73,682	81,485
	11.500% 06/15/13	45,298	50,193

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	11.500% 07/15/13	37,476	41,768
	11.500% 08/15/13	12,386	13,714
	11.500% 09/15/13	11,943	13,312
	11.500% 11/15/13	5,182	5,776
	11.500% 01/15/14	2,738	3,079
	11.500% 02/15/14	3,526	3,965
	11.500% 08/15/15	2,673	3,037
	11.500% 09/15/15	7,487	8,140
	11.500% 10/15/15	15,215	17,309
	11.500% 11/15/15	5,637	6,405
	11.500% 12/15/15	4,229	4,804
	11.500% 01/15/16	5,764	6,593
	11.500% 02/15/16	4,108	4,501
	11.500% 02/20/16	7,194	8,087
	11.500% 11/15/17	7,027	8,079
	11.500% 12/15/17	3,090	3,552
	11.500% 01/15/18	1,528	1,753
	11.500% 02/15/18	2,641	3,030
	11.500% 02/20/18	602	642
	11.500% 05/15/18	3,697	4,242
	11.500% 11/15/19	3,378	3,890
	11.750% 07/15/13	6,712	7,429
	11.750% 07/15/15	32,458	36,740
	12.000% 11/15/12	2,383	2,619
	12.000% 12/15/12	54,188	59,624
	12.000% 01/15/13	49,597	55,075
	12.000% 02/15/13	30,125	33,515
	12.000% 03/15/13	5,245	5,788
	12.000% 08/15/13	9,544	10,586
	12.000% 09/15/13	40,537	44,858
	12.000% 09/20/13	1,427	1,584
	12.000% 10/15/13	4,819	5,365
	12.000% 12/15/13	8,009	8,925
	12.000% 01/15/14	8,227	9,099
	12.000% 01/20/14	657	731
	12.000% 02/15/14	23,489	26,055
	12.000% 02/20/14	12,244	13,548
	12.000% 03/15/14	64,648	72,464
	12.000% 03/20/14	5,580	6,203
	12.000% 04/15/14	43,001	48,339
	12.000% 05/15/14	67,180	75,576

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	12.000% 06/15/14	15,831	17,888
	12.000% 07/15/14	6,622	7,456
	12.000% 08/20/14	919	1,024
	12.000% 01/15/15	10,281	11,576
	12.000% 02/15/15	29,271	33,388
	12.000% 03/15/15	20,468	22,953
	12.000% 04/15/15	26,622	29,971
	12.000% 05/15/15	10,109	11,431
	12.000% 06/15/15	15,558	17,461
	12.000% 07/15/15	14,032	15,703
	12.000% 09/20/15	7,724	8,779
	12.000% 10/15/15	5,988	6,687
	12.000% 11/15/15	5,486	6,258
	12.000% 12/20/15	1,066	1,195
	12.000% 02/15/16	4,758	5,577
	12.000% 02/20/16	774	868
	12.250% 02/15/14	8,609	9,846
	12.250% 03/15/14	3,741	4,278
	12.250% 04/15/14	12,330	14,101
	12.500% 04/15/10	2,476	2,571
	12.500% 05/15/10	4,320	4,461
	12.500% 06/15/10	9,614	9,975
	12.500% 07/15/10	3,049	3,171
	12.500% 08/15/10	1,912	1,965
	12.500% 10/15/10	4,575	4,762
	12.500% 11/15/10	12,094	12,527
	12.500% 12/15/10	20,245	21,075
	12.500% 01/15/11	2,037	2,190
	12.500% 05/15/11	5,054	5,481
	12.500% 10/15/13	20,078	22,790
	12.500% 10/20/13	14,667	16,588
	12.500% 11/15/13	74,720	84,800
	12.500% 12/15/13	15,659	17,414
	12.500% 01/15/14	16,944	19,518
	12.500% 05/15/14	52,952	60,519
	12.500% 06/15/14	29,745	34,173
	12.500% 07/20/14	1,725	1,853
	12.500% 08/15/14	5,106	5,882
	12.500% 09/20/14	1,369	1,571
	12.500% 12/15/14	25,072	28,880
	12.500% 01/15/15	33,586	38,897
	12.500% 04/15/15	1,584	1,830

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	12.500% 05/15/15	9,240	10,691
	12.500% 05/20/15	2,168	2,502
	12.500% 06/15/15	5,243	6,073
	12.500% 07/15/15	11,596	12,869
	12.500% 07/20/15	2,305	2,620
	12.500% 08/15/15	17,414	20,171
	12.500% 10/15/15	25,226	29,218
	12.500% 11/20/15	6,967	8,041
	13.000% 01/15/11	7,862	8,076
	13.000% 02/15/11	7,664	8,206
	13.000% 03/15/11	7,895	8,494
	13.000% 04/15/11	17,232	18,488
	13.000% 06/15/11	4,231	4,522
	13.000% 06/15/12	2,055	2,114
	13.000% 10/15/12	7,813	8,719
	13.000% 11/15/12	4,227	4,738
	13.000% 12/15/12	1,545	1,720
	13.000% 02/15/13	8,530	9,711
	13.000% 05/15/13	2,092	2,315
	13.000% 09/15/13	2,359	2,682
	13.000% 09/20/13	6,213	7,079
	13.000% 10/15/13	27,412	31,241
	13.000% 06/15/14	19,721	22,943
	13.000% 07/15/14	11,771	13,700
	13.000% 07/20/14	1,310	1,488
	13.000% 09/15/14	16,227	18,845
	13.000% 10/15/14	2,605	2,951
	13.000% 11/15/14	20,843	24,275
	13.000% 12/15/14	5,888	6,853
	13.000% 03/15/15	2,249	2,596
	13.000% 06/15/15	3,897	4,656
	13.500% 05/15/10	1,107	1,157
	13.500% 06/15/10	186	194
	13.500% 10/15/10	2,261	2,361
	13.500% 04/15/11	1,723	1,889
	13.500% 05/15/11	7,882	8,585
	13.500% 10/15/12	575	651
	13.500% 11/15/12	15,345	17,360
	13.500% 06/15/13	2,347	2,733
	13.500% 07/15/14	1,352	1,610
	13.500% 08/15/14	1,172	1,396

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	13.500% 08/20/14	4,080	4,755
	13.500% 09/15/14	2,976	3,544
	13.500% 09/20/14	3,702	4,395
	13.500% 10/15/14	3,054	3,637
	13.500% 11/15/14	8,880	10,577
	13.500% 11/20/14	11,886	14,073
	13.500% 12/15/14	2,882	3,432
	13.500% 12/20/14	3,892	4,620
	13.500% 01/15/15	4,359	5,256
	13.500% 02/20/15	6,728	7,971
	13.500% 04/15/15	3,112	3,752
	13.500% 06/15/15	3,788	4,567
	14.000% 06/15/11	1,424	1,569
	15.000% 09/15/11	6,829	7,579
	15.000% 07/15/12	896	1,038

	Total Mortgage-Backed Securities (cost of $266,614,116)		277,515,027
Government & Agency Obligations — 40.9%
U.S. GOVERNMENT AGENCIES — 3.1%
Federal Home Loan Bank
	5.375% 03/11/16	8,130,000	9,256,062
	5.375% 06/10/16	8,830,000	10,034,120
Small Business Administration
	8.200% 10/01/11	26,261	27,175
	8.250% 11/01/11	71,124	73,870
	9.150% 07/01/11	27,895	28,461
U.S. GOVERNMENT AGENCIES TOTAL			19,419,688
U.S. GOVERNMENT OBLIGATIONS — 37.8%
U.S. Treasury Bonds
	4.250% 05/15/39 (c)	105,000	105,804
	4.500% 02/15/36 (c)	13,897,000	14,617,907
U.S. Treasury Notes
	0.875% 03/31/11 (c)	19,205,000	19,331,023
	0.875% 05/31/11 (c)	34,848,000	35,084,862
	1.375% 03/15/12 (c)	50,306,000	50,962,342
	1.375% 10/15/12 (c)	400,000	403,719
	1.750% 03/31/14	1,330,000	1,332,077
	1.875% 02/28/14 (c)	45,093,000	45,462,898
	1.875% 04/30/14 (c)	3,000	3,013
	2.375% 10/31/14 (c)	230,000	234,331
	2.625% 04/30/16 (c)	39,480,000	39,776,100
	2.750% 02/15/19 (c)	8,235,000	7,962,216

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	3.125% 09/30/13 (c)	7,775,000	8,256,078
	3.375% 11/15/19	240,000	243,525
	3.625% 08/15/19 (c)	5,857,000	6,060,168
U.S. Treasury STRIPS
	(d) 11/15/21 (c)	10,000,000	6,294,230
U.S. GOVERNMENT OBLIGATIONS TOTAL			236,130,293

	Total Government & Agency Obligations (cost of $251,507,715)		255,549,981

Commercial Mortgage-Backed Securities — 6.7%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	1,225,000	1,250,050
	4.933% 02/13/42 (12/01/2009) (a)(b)	1,260,000	1,272,650
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	765,000	750,286
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	3,535,000	3,629,450

GMAC Commercial Mortgage Securities, Inc.
	5.670% 05/10/40 (12/01/2009) (a)(b)	815,000	857,225
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (12/01/2009) (a)(b)	4,170,000	4,299,883
	6.116% 07/10/38 (12/01/2009) (a)(b)	1,440,000	1,307,491
GS Mortgage Securities Corp. II
	4.751% 07/10/39	1,205,000	1,163,021
JP Morgan Chase Commercial Mortgage Securities Corp.
	4.393% 07/12/37	2,018,347	2,068,473
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	885,000	922,385
	5.124% 11/15/32 (12/11/2009) (a)(b)	715,000	738,510
	5.279% 11/15/38	3,486,765	3,582,787
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.569% 12/15/30 (12/01/2009) (a)(b)(e)	2,624,467	54,713
Morgan Stanley Capital I
	4.970% 12/15/41	2,660,000	2,687,806
	5.150% 06/13/41	2,500,000	2,577,920

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Morgan Stanley Dean Witter Capital I
	4.180% 03/12/35	1,823,437	1,863,537
	4.740% 11/13/36	1,060,000	1,089,176
	5.080% 09/15/37	2,995,000	3,119,079
	5.980% 01/15/39	1,430,000	1,509,642
Wachovia Bank Commercial Mortgage Trust
	4.980% 11/15/34	2,030,000	2,101,206
	5.037% 03/15/42	3,420,000	3,481,496
	5.384% 10/15/44 (12/01/2009) (a)(b)	265,000	269,497
	5.726% 06/15/45	1,023,778	1,041,115

	Total Commercial Mortgage-Backed Securities (cost of $38,724,129)		41,637,398
Corporate Fixed-Income Bonds & Notes — 3.9%
BASIC MATERIALS — 0.3%
Chemicals — 0.2%
Dow Chemical Co.
	5.700% 05/15/18	325,000	329,773
	5.900% 02/15/15	325,000	347,520
	8.550% 05/15/19	255,000	301,373
Chemicals Total			978,666
Iron/Steel — 0.1%
Nucor Corp.
	5.850% 06/01/18	710,000	794,586
Iron/Steel Total			794,586
Metals & Mining — 0.0%
Freeport-McMoRan Copper & Gold, Inc.
	8.250% 04/01/15	20,000	21,450
Metals & Mining Total			21,450
BASIC MATERIALS TOTAL			1,794,702
COMMUNICATIONS — 0.2%
Media — 0.0%
Time Warner, Inc.
	6.500% 11/15/36	35,000	37,176
Media Total			37,176
Telecommunication Services — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	940,000	1,035,935

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS— (continued)
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	225,000	295,438
Telecommunication Services Total			1,331,373
COMMUNICATIONS TOTAL			1,368,549
CONSUMER CYCLICAL — 0.2%
Retail — 0.2%
CVS Pass-Through Trust
	8.353% 07/10/31 (f)	1,089,064	1,236,230
Retail Total			1,236,230
CONSUMER CYCLICAL TOTAL			1,236,230
CONSUMER NON-CYCLICAL — 0.0%
Food — 0.0%
Campbell Soup Co.
	4.500% 02/15/19	120,000	125,043
Food Total			125,043
CONSUMER NON-CYCLICAL TOTAL			125,043
ENERGY — 0.5%
Oil & Gas — 0.1%
Marathon Oil Corp.
	7.500% 02/15/19	220,000	259,251
Oil & Gas Total			259,251
Oil & Gas Services — 0.0%
Smith International, Inc.
	9.750% 03/15/19	50,000	64,099
Weatherford International Ltd.
	5.150% 03/15/13	175,000	185,182
Oil & Gas Services Total			249,281
Pipelines — 0.4%
Energy Transfer Partners LP
	6.000% 07/01/13	445,000	481,665
	6.625% 10/15/36	925,000	945,442
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	120,000	130,397
	5.800% 03/01/21	215,000	226,991
	6.500% 09/01/39	170,000	174,298
Plains All American Pipeline LP
	5.750% 01/15/20	40,000	41,554

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
	6.500% 05/01/18	610,000	667,785
Pipelines Total			2,668,132
ENERGY TOTAL			3,176,664
FINANCIALS — 2.1%
Banks — 1.0%
Bank of New York Mellon Corp.
	5.450% 05/15/19	1,140,000	1,236,889
Capital One Capital IV
	6.745% 02/17/37 (02/17/2032) (a)(b)	520,000	408,200
Capital One Capital V
	10.250% 08/15/39	135,000	148,500
Citigroup, Inc.
	6.375% 08/12/14	115,000	120,968
	6.875% 03/05/38	55,000	53,296
	8.500% 05/22/19	555,000	626,804
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	35,000	34,577
JPMorgan Chase Capital XX
	6.550% 09/29/36	1,270,000	1,163,965
JPMorgan Chase Capital XXII
	6.450% 02/02/37	30,000	27,004
JPMorgan Chase Capital XXVII
	7.000% 11/01/39	80,000	80,800
Morgan Stanley
	7.300% 05/13/19	390,000	439,616
USB Capital IX
	6.189% 10/29/49 (04/15/2011) (a)(b)	1,165,000	908,700
Wachovia Capital Trust III
	5.800% 03/29/49 (03/15/2011) (a)(b)	60,000	41,100
Wachovia Corp.
	5.500% 05/01/13	475,000	514,501
Banks Total			5,804,920
Diversified Financial Services — 0.2%
Ameriprise Financial, Inc.
	7.300% 06/28/19	210,000	239,280
Discover Financial Services
	10.250% 07/15/19	110,000	129,196

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
International Lease Finance Corp.
	4.875% 09/01/10	785,000	761,504
Diversified Financial Services Total			1,129,980
Insurance — 0.5%
Lincoln National Corp.
	8.750% 07/01/19	385,000	449,134
MetLife Capital Trust X
	9.250% 04/08/38 (a)(f)	215,000	223,600
MetLife, Inc.
	10.750% 08/01/39	835,000	1,002,000
Principal Life Income Funding Trusts
	5.300% 04/24/13	15,000	16,008
Prudential Financial, Inc.
	7.375% 06/15/19	1,015,000	1,152,903
Transatlantic Holdings, Inc.
	8.000% 11/30/39	190,000	186,194
Unum Group
	7.125% 09/30/16	260,000	273,468
Insurance Total			3,303,307
Real Estate Investment Trusts (REITs) — 0.4%
Brandywine Operating Partnership LP
	7.500% 05/15/15	510,000	522,447
Duke Realty LP
	7.375% 02/15/15	605,000	646,630
	8.250% 08/15/19	840,000	908,478
Simon Property Group LP
	5.750% 12/01/15	355,000	375,595
Real Estate Investment Trusts (REITs) Total			2,453,150
FINANCIALS TOTAL			12,691,357
INDUSTRIALS — 0.3%
Miscellaneous Manufacturing — 0.0%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	175,000	211,949
Miscellaneous Manufacturing Total			211,949
Transportation — 0.3%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/2026) (a)(b)	500,000	482,500
Union Pacific Corp.
	5.700% 08/15/18	190,000	206,235

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
	6.650% 01/15/11	735,000	773,565
Transportation Total			1,462,300
INDUSTRIALS TOTAL			1,674,249
TECHNOLOGY — 0.1%
Software — 0.1%
Cisco Systems, Inc.
	5.900% 02/15/39	320,000	335,116
Oracle Corp.
	4.950% 04/15/13	410,000	448,630
Software Total			783,746
TECHNOLOGY TOTAL			783,746
UTILITIES — 0.2%
Electric — 0.2%
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (f)	235,000	241,012
Pacific Gas & Electric Co.
	5.800% 03/01/37	1,050,000	1,100,212
Southern Co.
	4.150% 05/15/14	20,000	21,074
Electric Total			1,362,298
Gas — 0.0%
Sempra Energy
	6.500% 06/01/16	25,000	27,876
Gas Total			27,876
UTILITIES TOTAL			1,390,174

	Total Corporate Fixed-Income Bonds & Notes (cost of $23,152,065)		24,240,714
Collateralized Mortgage Obligations — 1.5%
AGENCY — 1.4%
Federal Home Loan Mortgage Corp.
	6.000% 05/15/29	8,812,000	9,106,576
	I.O.,
	5.500% 05/15/27 (e)	7,027	6
Vendee Mortgage Trust
	I.O.:
	0.301% 03/15/29 (12/01/2009) (a)(b)(e)	5,520,393	36,459
	0.440% 03/15/28 (12/01/2009) (a)(b)(e)	4,599,820	43,472
AGENCY TOTAL			9,186,513

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — 0.1%
Tryon Mortgage Funding, Inc.
	7.500% 02/20/27	17,806	15,838
Washington Mutual Mortgage Loan Trust
	1.536% 01/25/40 (12/28/2009) (a)(b)	352,396	341,561
NON-AGENCY TOTAL			357,399

	Total Collateralized Mortgage Obligations (cost of $9,308,213)		9,543,912
Asset-Backed Securities — 1.0%
BMW Vehicle Lease Trust
	2.040% 04/15/11	2,185,000	2,199,407
Capital One Multi-Asset Execution Trust
	0.309% 05/15/13 (12/15/2009) (a)(b)	1,985,000	1,977,455
Entergy Gulf States Reconstruction Funding LLC
	5.510% 10/01/13	318,525	340,481
Ford Credit Auto Owner Trust
	5.150% 11/15/11	124,440	127,038
Massachusetts RRB Special Purpose Trust WMECO-1
	6.530% 06/01/15	68,376	74,855
Nissan Auto Receivables Owner Trust
	3.800% 10/15/10	723,605	725,336
Small Business Administration
	7.600% 01/01/12	49,476	50,550
	8.650% 11/01/14	167,076	176,268
	8.850% 08/01/11	4,073	4,192
West Penn Funding LLC Transition Bonds
	4.460% 12/27/10 (f)	637,755	642,688

	Total Asset-Backed Securities (cost of $6,259,902)		6,318,270

		Shares
Securities Lending Collateral — 27.9%
	State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.401%) (g)	173,817,610	173,817,610

	Total Securities Lending Collateral (cost of $173,817,610)		173,817,610

		Par ($)	Value($)
Short-Term Obligation — 1.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 06/12/26, market value $7,151,263 (repurchase proceeds $7,008,016)	7,008,000	7,008,000

	Total Short-Term Obligation (cost of $7,008,000)		7,008,000

	Total Investments — 127.5% (cost of $776,391,750)(h)(i)		795,630,912

	Obligation to Return Collateral for Securities Loaned — (27.9)%		(173,817,610)

	Other Assets & Liabilities, Net — 0.4%		2,216,362

	Net Assets — 100.0%		624,029,664

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Mortgage-Backed Securities	$—	$277,515,027	$—	$277,515,027
Government & Agency Obligations
U.S. Government Agencies	—	19,419,688	—	19,419,688
U.S. Government Obligations	229,836,063	6,294,230	—	236,130,293
Total Government & Agency Obligations	229,836,063	25,713,918	—	255,549,981
Total Commercial Mortgage-Backed Securities	—	41,637,398	—	41,637,398
Total Corporate Fixed-Income Bonds & Notes	—	24,240,714	—	24,240,714
Total Collateralized Mortgage Obligations	—	9,543,912	—	9,543,912
Total Asset-Backed Securities	—	6,318,270	—	6,318,270
Total Short-Term Obligation	—	7,008,000	—	7,008,000
Total Securities Lending Collateral	173,817,610	—	—	173,817,610
Total Investments	$403,653,673	$391,977,239	$—	$795,630,912

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2009.
(b)	Parenthetical date represents the interest rate reset date for the security.
(c)	All or a portion of this security was on loan at November 30, 2009. The total market value of securities on loan at November 30, 2009 is $170,692,755.
(d)	Zero coupon bond.
(e)	Accrued interest accumulates in the value of this security and is payable at redemption.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities, which are not illiquid, amounted to $2,343,530, which represents 0.4% of net assets.

(g)	Investment made with cash collateral received from securities lending activity.
(h)	Cost for federal income tax purposes is $776,391,750.
(i)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$20,266,011	$(1,026,849)	$19,239,162

Acronym	Name

I.O.	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Greater China Fund

		Shares	Value ($)*
Common Stocks — 99.4%
CONSUMER DISCRETIONARY — 8.5%
Automobiles — 1.4%
	Dongfeng Motor Group Co., Ltd., Class H	536,000	819,067
	Great Wall Motor Co., Ltd., Class H	2,346,500	2,777,786
Automobiles Total			3,596,853
Distributors — 0.9%
	Li & Fung Ltd.	607,600	2,439,326
Distributors Total			2,439,326
Diversified Consumer Services — 0.4%
	New Oriental Education & Technology Group, ADR (a)	15,047	1,073,002
Diversified Consumer Services Total			1,073,002
Hotels, Restaurants & Leisure — 1.2%
	Ctrip.com International Ltd., ADR (a)	31,890	2,339,131
	Formosa International Hotels Corp.	61,600	766,727
Hotels, Restaurants & Leisure Total			3,105,858
Multiline Retail — 2.5%
	Golden Eagle Retail Group Ltd.	1,974,000	4,367,533
	New World Department Store China Ltd.	2,041,000	1,999,955
Multiline Retail Total			6,367,488
Specialty Retail — 0.8%
	Belle International Holdings Ltd.	1,717,000	2,141,301
Specialty Retail Total			2,141,301
Textiles, Apparel & Luxury Goods — 1.3%
	China Dongxiang Group Co.	4,774,675	3,484,038
Textiles, Apparel & Luxury Goods Total			3,484,038
CONSUMER DISCRETIONARY TOTAL			22,207,866
CONSUMER STAPLES — 3.8%
Beverages — 1.7%
	Tsingtao Brewery Co. Ltd., Class H	542,000	2,739,841
	Yantai Changyu Pioneer Wine Co., Class B	217,110	1,681,372
Beverages Total			4,421,213
Food Products — 2.1%
	Shenguan Holdings Group Ltd. (a)	1,242,000	817,311
	Tingyi Cayman Islands Holding Corp.	844,000	2,086,411

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	Want Want China Holdings Ltd.	3,583,000	2,504,374
Food Products Total			5,408,096
CONSUMER STAPLES TOTAL			9,829,309
ENERGY — 20.1%
Oil, Gas & Consumable Fuels — 20.1%
	China Coal Energy Co., Class H	1,212,000	2,048,823
	China Petroleum & Chemical Corp., Class H	5,560,000	4,648,342
	China Shenhua Energy Co., Ltd., Class H	1,846,000	9,003,640
	CNOOC Ltd.	10,681,500	16,516,261
	PetroChina Co., Ltd., Class H	12,002,000	14,846,960
	Yanzhou Coal Mining Co., Ltd., Class H	2,752,000	5,521,290
Oil, Gas & Consumable Fuels Total			52,585,316
ENERGY TOTAL			52,585,316
FINANCIALS — 36.9%
Commercial Banks — 19.7%
	Bank of China Ltd., Class H	26,544,000	14,915,570
	China Citic Bank Corp. Ltd., Class H	5,760,000	4,751,596
	China Merchants Bank Co., Ltd., Class H	5,036,590	13,663,853
	Industrial & Commercial Bank of China, Class H	21,704,000	18,322,222
Commercial Banks Total			51,653,241
Diversified Financial Services — 0.4%
	Hong Kong Exchanges & Clearing Ltd.	54,600	972,570
Diversified Financial Services Total			972,570
Insurance — 10.9%
	China Life Insurance Co., Ltd., Class H	4,090,000	20,428,007
	Ping An Insurance (Group) Company of China, Ltd., Class H	862,000	8,031,409
Insurance Total			28,459,416
Real Estate Management & Development — 5.9%
	China Overseas Land & Investment Ltd.	968,320	2,079,351
	China Vanke Co., Ltd., Class B	4,437,110	5,669,771
	Guangzhou R&F Properties Co. Ltd., Class H	2,336,000	4,093,669

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Yanlord Land Group Ltd.	2,235,000	3,563,396
Real Estate Management & Development Total			15,406,187
FINANCIALS TOTAL			96,491,414
HEALTH CARE — 1.0%
Health Care Providers & Services — 0.6%
	Sinopharm Group Co., Class H (a)	430,830	1,518,817
Health Care Providers & Services Total			1,518,817
Pharmaceuticals — 0.4%
	China Shineway Pharmaceutical Group Ltd.	663,000	1,137,023
Pharmaceuticals Total			1,137,023
HEALTH CARE TOTAL			2,655,840
INDUSTRIALS — 11.7%
Construction & Engineering — 1.8%
	China Railway Construction Corp., Ltd., Class H	2,027,000	2,700,880
	CTCI Corp.	2,199,000	2,051,325
Construction & Engineering Total			4,752,205
Electrical Equipment — 2.7%
	Harbin Electric, Inc. (a)	165,989	3,323,100
	Shanghai Electric Group Co., Ltd., Class H	892,000	418,596
	Zhuzhou CSR Times Electric Co., Ltd., Class H	1,593,000	3,226,081
Electrical Equipment Total			6,967,777
Industrial Conglomerates — 0.9%
	Beijing Enterprises Holdings Ltd.	190,500	1,298,961
	Chongqing Machinery & Electric Co., Ltd., Class H (a)	4,998,964	1,092,943
Industrial Conglomerates Total			2,391,904
Machinery — 2.8%
	China National Materials Co., Ltd., Class H	2,380,000	1,742,715
	China South Locomotive and Rolling Stock Corp., Class H	5,168,707	3,538,120
	Duoyuan Global Water, Inc., ADR (a)	48,778	1,936,974
Machinery Total			7,217,809
Marine — 0.6%
	China Shipping Development Co., Ltd., Class H	1,040,000	1,524,220
Marine Total			1,524,220
Transportation Infrastructure — 2.9%
	China Merchants Holdings International Co., Ltd.	722,000	2,242,281
	Jiangsu Expressway Co., Ltd., Class H	1,014,000	899,477

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Sichuan Expressway Co., Ltd., Class H	6,250,000	3,183,745
	Zhejiang Expressway Co., Ltd., Class H	1,428,000	1,393,374
Transportation Infrastructure Total			7,718,877
INDUSTRIALS TOTAL			30,572,792
INFORMATION TECHNOLOGY — 5.2%
Internet Software & Services — 4.6%
	Baidu, Inc., ADR (a)	2,234	968,975
	Sohu.com, Inc. (a)	42,779	2,385,357
	Tencent Holdings Ltd.	470,400	8,689,425
Internet Software & Services Total			12,043,757
Software — 0.6%
	Kingdee International Software Group Co., Ltd.	6,794,000	1,611,243
Software Total			1,611,243
INFORMATION TECHNOLOGY TOTAL			13,655,000
MATERIALS — 3.0%
Chemicals — 0.9%
	Huabao International Holdings Ltd.	2,164,000	2,281,189
Chemicals Total			2,281,189
Metals & Mining — 2.1%
	Angang Steel Co., Ltd., Class H	1,299,376	2,601,315
	Hidili Industry International Development Ltd. (a)	2,019,000	2,245,184
	Maanshan Iron & Steel, Class H (a)	1,050,247	710,423
Metals & Mining Total			5,556,922
MATERIALS TOTAL			7,838,111
TELECOMMUNICATION SERVICES — 6.5%
Diversified Telecommunication Services — 1.3%
	China Telecom Corp., Ltd., Class H	7,494,000	3,293,946
Diversified Telecommunication Services Total			3,293,946
Wireless Telecommunication Services — 5.2%
	China Mobile Ltd.	1,465,000	13,711,851
Wireless Telecommunication Services Total			13,711,851
TELECOMMUNICATION SERVICES TOTAL			17,005,797
UTILITIES — 2.7%
Gas Utilities — 2.3%
	Xinao Gas Holdings Ltd.	2,384,000	6,079,884
Gas Utilities Total			6,079,884

4

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Independent Power Producers & Energy Traders — 0.4%
	China Resources Power Holdings Co., Ltd.	446,000	908,370
Independent Power Producers & Energy Traders Total			908,370
UTILITIES TOTAL			6,988,254

	Total Common Stocks (cost of $150,928,361)		259,829,699

		Par ($)
Short-Term Obligation — 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.070%, collateralized by a U.S. Treasury obligation maturing 02/15/29, market value $2,310,022 (repurchase proceeds $2,263,004)	2,263,000	2,263,000

	Total Short-Term Obligation (cost of $2,263,000)		2,263,000

	Total Investments — 100.3% (cost of $153,191,361)(b)(c)		262,092,699

	Other Assets & Liabilities, Net — (0.3)%		(815,471)

	Net Assets — 100.0%		261,277,228

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$3,412,133	$18,795,733	$—	$22,207,866
Consumer Staples	—	9,829,309	—	9,829,309
Energy	—	52,585,316	—	52,585,316
Financials	—	96,491,414	—	96,491,414
Health Care	—	2,655,840	—	2,655,840
Industrials	5,260,074	25,312,718	—	30,572,792
Information Technology	3,354,332	10,300,668	—	13,655,000
Materials	—	7,838,111	—	7,838,111
Telecommunication Services	—	17,005,797	—	17,005,797
Utilities	—	6,988,254	—	6,988,254
Total Common Stocks	12,026,539	247,803,160	—	259,829,699
Total Short-Term Obligation	—	2,263,000	—	2,263,000
Total Investments	$12,026,539	$250,066,160	$—	$262,092,699

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $153,191,361.
(c)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$110,388,638	$(1,487,300)	$108,901,338

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia International Stock Fund

		Shares	Value ($)*
Common Stocks — 97.9%
CONSUMER DISCRETIONARY — 9.4%
Auto Components — 1.5%
	Denso Corp.	124,800	3,490,886
	Stanley Electric Co., Ltd.	238,300	4,693,118
Auto Components Total			8,184,004
Automobiles — 1.5%
	Nissan Motor Co., Ltd. (a)	658,200	4,772,759
	Toyota Motor Corp.	88,700	3,491,457
Automobiles Total			8,264,216
Diversified Consumer Services — 0.5%
	Benesse Holdings, Inc.	59,600	2,662,345
Diversified Consumer Services Total			2,662,345
Hotels, Restaurants & Leisure — 1.4%
	OPAP SA	192,704	4,616,224
	Paddy Power PLC	90,372	3,301,386
Hotels, Restaurants & Leisure Total			7,917,610
Media — 1.3%
	Publicis Groupe SA	91,155	3,522,350
	Vivendi	137,377	3,979,189
Media Total			7,501,539
Specialty Retail — 1.6%
	Game Group PLC	1,678,718	4,195,063
	USS Co., Ltd.	77,860	4,817,183
Specialty Retail Total			9,012,246
Textiles, Apparel & Luxury Goods — 1.6%
	LG Fashion Corp.	181,480	4,574,314
	Polo Ralph Lauren Corp. (b)	34,886	2,680,989
	Youngone Corp. (a)	264,800	2,039,387
Textiles, Apparel & Luxury Goods Total			9,294,690
CONSUMER DISCRETIONARY TOTAL			52,836,650
CONSUMER STAPLES — 10.2%
Beverages — 1.6%
	Carlsberg A/S, Class B	69,947	5,023,787
	Cott Corp. (a)	452,456	3,836,827
Beverages Total			8,860,614
Food & Staples Retailing — 3.0%
	Koninklijke Ahold NV	495,783	6,690,795
	Seven & I Holdings Co., Ltd.	273,500	6,091,120
	Wal-Mart Stores, Inc.	75,884	4,139,472
Food & Staples Retailing Total			16,921,387

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 4.7%
	China Milk Products Group Ltd. (a)	8,127,000	1,619,786
	Kerry Group PLC, Class A	113,430	3,368,064
	Nestle SA, Registered Shares	226,495	10,714,369
	Toyo Suisan Kaisha Ltd.	218,000	5,911,861
	Viterra, Inc. (a)	493,452	4,979,405
Food Products Total			26,593,485
Tobacco — 0.9%
	Japan Tobacco, Inc.	1,727	5,116,668
Tobacco Total			5,116,668
CONSUMER STAPLES TOTAL			57,492,154
ENERGY — 8.3%
Energy Equipment & Services — 1.6%
	Noble Corp.	118,242	4,884,577
	Shinko Plantech Co., Ltd.	420,600	4,270,113
Energy Equipment & Services Total			9,154,690
Oil, Gas & Consumable Fuels — 6.7%
	AWE Ltd. (a)	2,019,007	4,948,108
	BP PLC	234,609	2,229,556
	BP PLC, ADR (b)	128,694	7,358,723
	Royal Dutch Shell PLC, Class B	279,960	8,049,154
	Total SA	198,647	12,307,488
	Yanzhou Coal Mining Co., Ltd., Class H	1,530,000	3,069,612
Oil, Gas & Consumable Fuels Total			37,962,641
ENERGY TOTAL			47,117,331
FINANCIALS — 25.0%
Capital Markets — 0.8%
	ICAP PLC	318,302£	2,275,308
	Intermediate Capital Group PLC	559,476	2,501,352
Capital Markets Total			4,776,660
Commercial Banks — 16.4%
	Australia & New Zealand Banking Group Ltd.	235,090	4,761,026
	Banco Bilbao Vizcaya Argentaria SA	509,025	9,654,653
	Banco Santander SA	789,340	13,622,434
	Bank of China Ltd., Class H	6,358,000	3,572,679
	Barclays PLC	1,403,604	6,917,008
	BNP Paribas	71,353	5,942,939
	DBS Group Holdings Ltd.	622,000	6,452,436

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	HSBC Holdings PLC	609,697	7,149,898
	National Australia Bank Ltd.	258,731	6,769,423
	National Bank of Greece SA (a)	141,736	4,191,090
	Standard Chartered PLC	277,742	6,827,995
	Sumitomo Mitsui Financial Group, Inc.	147,800	4,912,441
	Sumitomo Trust & Banking Co., Ltd.	592,000	3,189,001
	Svenska Handelsbanken AB, Class B	153,988	4,420,949
	Turkiye Is Bankasi, Class C	651,312	2,229,970
	Yamaguchi Financial Group, Inc.	204,000	2,136,865
Commercial Banks Total			92,750,807
Diversified Financial Services — 0.6%
	ING Groep NV (a)	360,462	3,400,859
Diversified Financial Services Total			3,400,859
Insurance — 4.6%
	Axis Capital Holdings Ltd.	115,013	3,219,214
	Baloise Holding AG, Registered Shares	63,951	5,360,301
	Brit Insurance Holdings PLC	1,407,056	4,306,932
	Sampo Oyj, Class A	217,459	5,185,594
	XL Capital Ltd., Class A	99,640	1,824,408
	Zurich Financial Services AG, Registered Shares	27,122	5,882,564
Insurance Total			25,779,013
Real Estate Investment Trusts (REITs) — 0.8%
	Japan Retail Fund Investment Corp.	1,057	4,595,501
Real Estate Investment Trusts (REITs) Total			4,595,501
Real Estate Management & Development — 1.8%
	Hongkong Land Holdings Ltd.	898,000	4,474,028
	Huaku Development Co., Ltd.	613,000	1,537,181
	Leopalace21 Corp. (a)	266,200	1,020,528
	Swire Pacific Ltd., Class A	247,800	2,840,913
Real Estate Management & Development Total			9,872,650
FINANCIALS TOTAL			141,175,490
HEALTH CARE — 8.3%
Biotechnology — 0.6%
	Amgen, Inc. (a)(b)	55,251	3,113,394
Biotechnology Total			3,113,394
Health Care Equipment & Supplies — 0.8%
	Miraca Holdings, Inc.	146,500	4,668,672
Health Care Equipment & Supplies Total			4,668,672
Pharmaceuticals — 6.9%
	Astellas Pharma, Inc.	86,000	3,154,964

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	AstraZeneca PLC, ADR	181,135	8,120,282
	Novartis AG, Registered Shares	64,260	3,568,136
	Roche Holding AG, Genusschein Shares	61,357	10,042,024
	Sanofi-Aventis SA	131,271	9,926,327
	Santen Pharmaceutical Co., Ltd.	119,700	4,050,939
Pharmaceuticals Total			38,862,672
HEALTH CARE TOTAL			46,644,738
INDUSTRIALS — 10.9%
Aerospace & Defense — 2.0%
	BAE Systems PLC	1,173,838	6,351,491
	MTU Aero Engines Holding AG	93,853	4,816,162
Aerospace & Defense Total			11,167,653
Airlines — 0.5%
	Turk Hava Yollari A.O.	916,204	2,925,444
Airlines Total			2,925,444
Commercial Services & Supplies — 0.6%
	Aeon Delight Co., Ltd.	246,200	3,241,681
Commercial Services & Supplies Total			3,241,681
Construction & Engineering — 3.5%
	COMSYS Holdings Corp.	326,500	3,163,045
	CTCI Corp.	3,161,000	2,948,721
	Impregilo SpA	863,397	2,854,264
	Maire Tecnimont SpA	709,101	2,333,715
	Toyo Engineering Corp.	1,065,000	3,248,121
	Vinci SA	90,924	5,059,041
Construction & Engineering Total			19,606,907
Electrical Equipment — 0.9%
	Schneider Electric SA	44,795	4,939,290
Electrical Equipment Total			4,939,290
Industrial Conglomerates — 1.9%
	DCC PLC	136,669	3,694,273
	Siemens AG, Registered Shares	18,802	1,846,761
	Tyco International Ltd.	155,798	5,588,474
Industrial Conglomerates Total			11,129,508
Machinery — 0.6%
	Demag Cranes AG	94,504	3,352,882
Machinery Total			3,352,882

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 0.4%
	Teleperformance	72,147	2,399,878
Professional Services Total			2,399,878
Trading Companies & Distributors — 0.5%
	Mitsui & Co., Ltd.	230,200	3,021,388
Trading Companies & Distributors Total			3,021,388
INDUSTRIALS TOTAL			61,784,631
INFORMATION TECHNOLOGY — 4.7%
Electronic Equipment, Instruments & Components — 0.6%
	FUJIFILM Holdings Corp.	128,300	3,497,101
Electronic Equipment, Instruments & Components Total			3,497,101
IT Services — 0.9%
	Cap Gemini SA	57,665	2,679,681
	Redecard SA	170,600	2,604,432
IT Services Total			5,284,113
Office Electronics — 1.1%
	Canon, Inc.	155,600	5,947,187
Office Electronics Total			5,947,187
Semiconductors & Semiconductor Equipment — 1.0%
	MediaTek, Inc.	131,000	2,061,583
	United Microelectronics Corp., ADR (a)	1,029,910	3,491,395
Semiconductors & Semiconductor Equipment Total			5,552,978
Software — 1.1%
	Autonomy Corp. PLC (a)	122,432	2,885,689
	Nintendo Co., Ltd.	14,100	3,450,927
Software Total			6,336,616
INFORMATION TECHNOLOGY TOTAL			26,617,995
MATERIALS — 10.0%
Chemicals — 3.0%
	BASF SE	150,190	9,118,007
	Clariant AG, Registered Shares (a)	445,421	4,692,201
	Syngenta AG, Registered Shares	11,704	3,109,462
Chemicals Total			16,919,670
Construction Materials — 0.6%
	Ciments Francais SA	31,873	3,388,437
Construction Materials Total			3,388,437
Metals & Mining — 5.9%
	Anglo American PLC (a)	124,564	5,389,818
	BHP Billiton PLC	381,603	11,776,629
	BlueScope Steel Ltd.	1,479,363	3,662,775

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	First Quantum Minerals Ltd.	33,175	2,587,927
	Salzgitter AG	41,042	3,935,729
	Thompson Creek Metals Co., Inc. (a)	180,200	2,144,507
	Tokyo Steel Manufacturing Co., Ltd.	314,200	3,550,144
Metals & Mining Total			33,047,529
Paper & Forest Products — 0.5%
	Svenska Cellulosa AB, Class B	220,122	3,046,330
Paper & Forest Products Total			3,046,330
MATERIALS TOTAL			56,401,966
TELECOMMUNICATION SERVICES — 5.9%
Diversified Telecommunication Services — 5.0%
	BCE, Inc.	153,900	4,071,336
	Bezeq Israeli Telecommunication Corp., Ltd.	1,966,304	4,480,192
	Nippon Telegraph & Telephone Corp.	121,100	5,221,119
	Tele2 AB, Class B	240,027	3,695,714
	Telefonica O2 Czech Republic AS	198,294	4,784,650
	Telefonica SA	92,179	2,654,229
	Telekomunikacja Polska SA	616,154	3,585,756
Diversified Telecommunication Services Total			28,492,996
Wireless Telecommunication Services — 0.9%
	Softbank Corp.	124,500	2,961,895
	Vodafone Group PLC	960,248	2,171,375
Wireless Telecommunication Services Total			5,133,270
TELECOMMUNICATION SERVICES TOTAL			33,626,266
UTILITIES — 5.2%
Electric Utilities — 1.4%
	Enel SpA	502,170	3,008,602
	Iberdrola SA	524,431	4,999,082
Electric Utilities Total			8,007,684
Independent Power Producers & Energy Traders — 1.5%
	Drax Group PLC	587,266	3,975,680
	International Power PLC	968,572	4,433,285
Independent Power Producers & Energy Traders Total			8,408,965
Multi-Utilities — 2.3%
	AGL Energy Ltd.	417,367	5,287,442

6

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	RWE AG	83,623	7,701,185
Multi-Utilities Total			12,988,627
UTILITIES TOTAL			29,405,276
	Total Common Stocks (cost of $501,528,181)		553,102,497
Preferred Stock — 0.5%
UTILITIES — 0.5%
Electric Utilities — 0.5%
	Cia Energetica de Minas Gerais	166,575	2,856,114
Electric Utilities Total			2,856,114
UTILITIES TOTAL			2,856,114

	Total Preferred Stock (cost of $3,238,427)		2,856,114
Investment Company — 0.3%
	iShares MSCI EAFE Index Fund	32,291	1,789,567

	Total Investment Company (cost of $1,759,393)		1,789,567

		Units
Rights — 0.2%
FINANCIALS — 0.2%
Diversified Financial Services — 0.2%
ING Groep NV
	Expires 12/15/09 (a)	360,462	893,066
Diversified Financial Services Total			893,066
Insurance — 0.0%
Fortis
	Expires 07/04/14 (a)(c)(d)	234,651	—
Insurance Total			—
FINANCIALS TOTAL			893,066

	Total Rights (cost of $1,013,627)		893,066

		Par ($)
Short-Term Obligation — 0.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 08/15/23, market value $442,500 (repurchase proceeds $431,001)	431,000	431,000

	Total Short-Term Obligation (cost of $431,000)		431,000

7

Total Investments — 99.0% (cost of $507,970,628)(e)(f)	$559,072,244

Other Assets & Liabilities, Net — 1.0%	5,627,914

Net Assets — 100.0%	$564,700,158

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price. Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

8

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$2,680,989	$50,155,661	$—	$52,836,650
Consumer Staples	12,955,704	44,536,450	—	57,492,154
Energy	12,243,300	34,874,031	—	47,117,331
Financials	9,517,650	131,657,840	—	141,175,490
Health Care	11,233,676	35,411,062	—	46,644,738
Industrials	5,588,474	56,196,157	—	61,784,631
Information Technology	6,095,827	20,522,168	—	26,617,995
Materials	4,732,434	51,669,532	—	56,401,966
Telecommunication Services	4,071,336	29,554,930	—	33,626,266
Utilities	—	29,405,276	—	29,405,276
Total Common Stocks	69,119,390	483,983,107	—	553,102,497
Total Preferred Stock	2,856,114	—	—	2,856,114
Total Investment Company	1,789,567	—	—	1,789,567
Total Rights	—	893,066	—	893,066
Total Short-Term Obligation	—	431,000	—	431,000
Total Investments	73,765,071	485,307,173	—	559,072,244
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	2,321,583	—	2,321,583
Total Written Call Option Contracts	26,744	—	—	26,744
Unrealized Depreciation on Futures Contracts	(50,182)	—	—	(50,182)
Total	$73,741,633	$487,628,756	$—	$561,370,389

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

9

(a)	Non-income producing security.
(b)	All or a portion of these securities are pledged as collateral for written option contracts.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(d)	Security has no value.
(e)	Cost for federal income tax purposes is $507,970,628.
(f)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$92,685,168	$(41,583,552)	$51,101,616

At November 30, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Risk Exposure/ Type	Contracts	Value	Face Value	Date	Depreciation

Equity Risk
MSCI EAFE EMINI Index	29	$2,264,900	$2,315,082	Dec-09	$(50,182)

At November 30, 2009, cash of $232,000 was pledged as collateral for open futures contracts.

At November 30, 2009, the Fund held the following written call option contracts:

Risk Exposure/ Type

Equity Risk
Written Call Options

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Amgen, Inc.	$60.0	552	12/19/09	$9,400	$13,248
BP PLC, ADR	65.0	1,286	12/19/09	7,716	5,144
Polo Ralph Lauren Corp.	85.0	348	12/19/09	42,455	8,352
Total written call options: (proceeds $59,571)					$26,744

For the three months ended November 30, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at August 31, 2009	2,754	$75,067
Options written	2,534	63,061
Options terminated in closing purchase transactions	(348)	(3,490)
Options exercised	(349)	(9,203)
Options expired	(2,405)	(65,864)
Options outstanding at November 30, 2009	2,186	$59,571

10

Forward foreign currency exchange contracts outstanding on November 30, 2009, are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$22,204,942	$21,148,473	12/22/09	$1,056,469
CHF	2,911,485	2,876,848	12/22/09	34,637
EUR	25,820,611	25,035,565	12/22/09	785,046
EUR	3,445,851	3,387,948	12/22/09	57,903
EUR	4,068,957	4,032,019	12/22/09	36,938
GBP	21,291,578	20,690,725	12/22/09	600,853
JPY	2,371,837	2,249,163	12/22/09	122,674
JPY	3,583,950	3,438,002	12/22/09	145,948
JPY	1,942,743	1,892,276	12/22/09	50,467
JPY	412,098	401,393	12/22/09	10,705
JPY	1,761,118	1,737,761	12/22/09	23,357
NOK	3,996,291	3,901,676	12/22/09	94,615
NOK	1,120,468	1,145,119	12/22/09	(24,651)
SEK	2,236,403	2,221,652	12/22/09	14,751
SEK	2,770,758	2,747,472	12/22/09	23,286
				$3,032,998

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$6,801,173	$6,679,819	12/22/09	$(121,354)
CAD	1,108,578	1,101,705	12/22/09	(6,873)
CAD	3,418,589	3,433,574	12/22/09	14,985
CAD	3,469,754	3,446,588	12/22/09	(23,166)
CHF	4,036,648	3,891,790	12/22/09	(144,858)
CZK	4,445,354	4,422,070	12/22/09	(23,284)
EUR	1,150,119	1,142,183	12/22/09	(7,936)
EUR	1,728,180	1,700,890	12/22/09	(27,290)
ILS	4,460,429	4,480,521	12/22/09	20,092
JPY	4,641,119	4,474,717	12/22/09	(166,402)
JPY	1,726,767	1,688,571	12/22/09	(38,196)
KRW	5,658,589	5,595,504	12/22/09	(63,085)
KRW	1,108,836	1,096,661	12/22/09	(12,175)
PLN	3,495,636	3,302,674	12/22/09	(192,962)
SEK	2,273,269	2,291,817	12/22/09	18,548
TWD	6,620,344	6,710,680	12/22/09	90,336
TWD	2,845,974	2,823,344	12/22/09	(22,630)
TWD	2,293,488	2,288,323	12/22/09	(5,165)
				$(711,415)

11

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
TWD	New Taiwan Dollar

12

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks — 99.3%
CONSUMER DISCRETIONARY — 16.7%
Diversified Consumer Services — 1.6%
	Apollo Group, Inc., Class A (a)	95,860	5,470,730
	DeVry, Inc.	124,471	6,761,265
	New Oriental Education & Technology Group, ADR (a)	76,090	5,425,978
Diversified Consumer Services Total			17,657,973
Hotels, Restaurants & Leisure — 1.9%
	Buffalo Wild Wings, Inc. (a)	100,600	4,017,964
	Ctrip.com International Ltd., ADR (a)	77,930	5,716,165
	Las Vegas Sands Corp. (a)	154,900	2,373,068
	Starwood Hotels & Resorts Worldwide, Inc.	141,280	4,523,786
	Wynn Resorts Ltd.	70,400	4,543,616
Hotels, Restaurants & Leisure Total			21,174,599
Household Durables — 0.5%
	Garmin Ltd.	178,030	5,319,536
Household Durables Total			5,319,536
Internet & Catalog Retail — 2.1%
	NetFlix, Inc. (a)	112,730	6,609,360
	Priceline.com, Inc. (a)	79,140	16,945,457
Internet & Catalog Retail Total			23,554,817
Media — 2.1%
	DreamWorks Animation SKG, Inc., Class A (a)	127,550	4,269,099
	Lamar Advertising Co., Class A (a)	372,920	10,322,426
	McGraw-Hill Companies, Inc.	288,240	8,635,670
Media Total			23,227,195
Multiline Retail — 1.5%
	Nordstrom, Inc.	513,470	17,175,572
Multiline Retail Total			17,175,572
Specialty Retail — 4.8%
	Abercrombie & Fitch Co., Class A	114,970	4,590,752
	Advance Auto Parts, Inc.	199,680	7,847,424
	Aeropostale, Inc. (a)	153,630	4,839,345
	American Eagle Outfitters, Inc.	289,420	4,451,280
	GameStop Corp., Class A (a)	353,326	8,624,688
	Tiffany & Co.	210,060	8,965,361
	TJX Companies, Inc.	220,970	8,480,828
	Urban Outfitters, Inc. (a)	165,290	5,229,775
Specialty Retail Total			53,029,453

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 2.2%
	Coach, Inc.	166,060	5,770,585
	Deckers Outdoor Corp. (a)	113,900	10,550,557
	Hanesbrands, Inc. (a)	339,150	8,142,991
Textiles, Apparel & Luxury Goods Total			24,464,133
CONSUMER DISCRETIONARY TOTAL			185,603,278
CONSUMER STAPLES — 6.1%
Beverages — 0.4%
	Central European Distribution Corp. (a)	148,350	4,135,998
Beverages Total			4,135,998
Food & Staples Retailing — 0.4%
	Safeway, Inc.	216,750	4,876,875
Food & Staples Retailing Total			4,876,875
Food Products — 2.0%
	Campbell Soup Co.	151,300	5,290,961
	Corn Products International, Inc.	260,010	7,290,681
	H.J. Heinz Co.	237,700	10,090,365
Food Products Total			22,672,007
Household Products — 0.6%
	Clorox Co.	103,500	6,237,945
Household Products Total			6,237,945
Personal Products — 2.2%
	Avon Products, Inc.	480,140	16,444,795
	Herbalife Ltd.	187,550	7,865,847
Personal Products Total			24,310,642
Tobacco — 0.5%
	Lorillard, Inc.	69,530	5,417,082
Tobacco Total			5,417,082
CONSUMER STAPLES TOTAL			67,650,549
ENERGY — 7.0%
Energy Equipment & Services — 2.2%
	Core Laboratories N.V.	37,420	3,975,875
	Diamond Offshore Drilling, Inc.	115,810	11,527,727
	FMC Technologies, Inc. (a)	76,000	4,139,720
	National-Oilwell Varco, Inc.	116,410	5,007,958
Energy Equipment & Services Total			24,651,280
Oil, Gas & Consumable Fuels — 4.8%
	Concho Resources, Inc. (a)	333,509	13,633,848
	Consol Energy, Inc.	109,190	5,014,005
	Continental Resources, Inc. (a)	159,047	5,988,120

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Denbury Resources, Inc. (a)	404,060	5,361,876
	EXCO Resources, Inc.	252,460	4,271,623
	Frontline Ltd.	230,720	6,268,663
	PetroHawk Energy Corp. (a)	326,330	7,290,212
	SandRidge Energy, Inc. (a)	620,980	5,824,792
Oil, Gas & Consumable Fuels Total			53,653,139
ENERGY TOTAL			78,304,419
FINANCIALS — 7.8%
Capital Markets — 3.8%
	Affiliated Managers Group, Inc. (a)	125,170	8,162,336
	Janus Capital Group, Inc.	950,130	12,437,202
	T. Rowe Price Group, Inc.	187,230	9,161,164
	Waddell & Reed Financial, Inc., Class A	440,550	12,833,221
Capital Markets Total			42,593,923
Diversified Financial Services — 0.7%
	IntercontinentalExchange, Inc. (a)	40,970	4,375,187
	Moody’s Corp.	153,870	3,574,400
Diversified Financial Services Total			7,949,587
Insurance — 0.5%
	Lincoln National Corp.	217,040	4,972,386
Insurance Total			4,972,386
Real Estate Investment Trusts (REITs) — 1.7%
	Digital Realty Trust, Inc.	155,430	7,563,224
	Nationwide Health Properties, Inc.	172,200	5,856,522
	Plum Creek Timber Co., Inc.	171,990	5,931,935
Real Estate Investment Trusts (REITs) Total			19,351,681
Real Estate Management & Development — 0.6%
	CB Richard Ellis Group, Inc., Class A (a)	556,980	6,366,281
Real Estate Management & Development Total			6,366,281
Thrifts & Mortgage Finance — 0.5%
	Hudson City Bancorp, Inc.	403,410	5,361,319
Thrifts & Mortgage Finance Total			5,361,319
FINANCIALS TOTAL			86,595,177
HEALTH CARE — 14.0%
Biotechnology — 2.1%
	Alexion Pharmaceuticals, Inc. (a)	74,970	3,399,889
	Dendreon Corp. (a)	242,170	6,620,928
	Onyx Pharmaceuticals, Inc. (a)	156,892	4,488,680
	Talecris Biotherapeutics Holdings Corp. (a)	249,339	4,675,106

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Vertex Pharmaceuticals, Inc. (a)	114,530	4,446,055
Biotechnology Total			23,630,658
Health Care Equipment & Supplies — 0.8%
	Intuitive Surgical, Inc. (a)	30,050	8,430,227
Health Care Equipment & Supplies Total			8,430,227
Health Care Providers & Services — 6.3%
	Brookdale Senior Living, Inc. (a)	258,790	4,031,948
	CIGNA Corp.	165,960	5,323,997
	Express Scripts, Inc. (a)	228,410	19,597,578
	Laboratory Corp. of America Holdings (a)	247,210	18,036,442
	Mednax, Inc. (a)	114,120	6,414,685
	Patterson Companies, Inc. (a)	284,550	7,315,781
	VCA Antech, Inc. (a)	427,190	9,684,397
Health Care Providers & Services Total			70,404,828
Health Care Technology — 0.5%
	Cerner Corp. (a)	71,720	5,399,799
Health Care Technology Total			5,399,799
Life Sciences Tools & Services — 3.5%
	ICON PLC, ADR (a)	498,277	11,310,888
	Illumina, Inc. (a)	431,882	12,490,028
	Life Technologies Corp. (a)	313,680	15,614,990
Life Sciences Tools & Services Total			39,415,906
Pharmaceuticals — 0.8%
	Perrigo Co.	208,580	8,372,401
Pharmaceuticals Total			8,372,401
HEALTH CARE TOTAL			155,653,819
INDUSTRIALS — 13.1%
Aerospace & Defense — 2.3%
	BE Aerospace, Inc. (a)	216,990	4,181,398
	ITT Corp.	119,760	6,193,987
	Precision Castparts Corp.	143,253	14,852,471
Aerospace & Defense Total			25,227,856
Air Freight & Logistics — 0.5%
	Expeditors International of Washington, Inc.	171,420	5,473,441
Air Freight & Logistics Total			5,473,441
Airlines — 0.4%
	Delta Air Lines, Inc. (a)	560,180	4,587,874
Airlines Total			4,587,874

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — 0.9%
	Stericycle, Inc. (a)	109,590	5,997,861
	Waste Connections, Inc. (a)	134,574	4,366,926
Commercial Services & Supplies Total			10,364,787
Construction & Engineering — 1.0%
	Foster Wheeler AG (a)	384,660	11,478,255
Construction & Engineering Total			11,478,255
Electrical Equipment — 1.5%
	AMETEK, Inc.	154,300	5,641,208
	GrafTech International Ltd. (a)	266,850	3,925,363
	Roper Industries, Inc.	137,070	7,133,123
Electrical Equipment Total			16,699,694
Industrial Conglomerates — 0.9%
	McDermott International, Inc. (a)	471,180	9,866,509
Industrial Conglomerates Total			9,866,509
Machinery — 2.9%
	Bucyrus International, Inc.	202,250	10,474,527
	Cummins, Inc.	182,760	8,205,924
	Navistar International Corp. (a)	107,090	3,535,041
	Pall Corp.	186,890	5,948,709
	Wabtec Corp.	99,100	3,815,350
Machinery Total			31,979,551
Professional Services — 1.1%
	Dun & Bradstreet Corp.	81,970	6,442,022
	Manpower, Inc.	111,000	5,467,860
Professional Services Total			11,909,882
Road & Rail — 1.1%
	Landstar System, Inc.	184,490	6,885,167
	Old Dominion Freight Line, Inc. (a)	205,130	5,431,842
Road & Rail Total			12,317,009
Trading Companies & Distributors — 0.5%
	Fastenal Co.	154,590	5,732,197
Trading Companies & Distributors Total			5,732,197
INDUSTRIALS TOTAL			145,637,055
INFORMATION TECHNOLOGY — 22.3%
Communications Equipment — 0.6%
	Tandberg ASA	220,800	6,289,491
Communications Equipment Total			6,289,491
Computers & Peripherals — 1.5%
	NetApp, Inc. (a)	185,530	5,718,034
	Teradata Corp. (a)	159,650	4,677,745

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Western Digital Corp. (a)	162,070	5,970,659
Computers & Peripherals Total		16,366,438
Electronic Equipment, Instruments & Components — 2.2%
Agilent Technologies, Inc. (a)	302,380	8,744,830
Amphenol Corp., Class A	133,300	5,491,960
Itron, Inc. (a)	72,450	4,404,235
Trimble Navigation Ltd. (a)	251,640	5,619,121
Electronic Equipment, Instruments & Components Total		24,260,146
Internet Software & Services — 1.7%
Akamai Technologies, Inc. (a)	232,440	5,578,560
Equinix, Inc. (a)	56,881	5,471,384
VistaPrint NV (a)	148,810	8,486,634
Internet Software & Services Total		19,536,578
IT Services — 4.2%
Alliance Data Systems Corp. (a)	115,060	7,017,509
Amdocs Ltd. (a)	164,640	4,351,435
Cognizant Technology Solutions Corp., Class A (a)	223,240	9,806,933
DST Systems, Inc. (a)	100,400	4,264,992
Global Payments, Inc.	152,730	7,828,940
Hewitt Associates, Inc., Class A (a)	136,690	5,492,204
Western Union Co.	450,670	8,314,862
IT Services Total		47,076,875
Semiconductors & Semiconductor Equipment — 7.3%
Aixtron AG, ADR	280,110	10,131,579
Analog Devices, Inc.	783,799	23,506,132
Cree, Inc. (a)	117,620	5,625,764
Disco Corp.	126,076	7,197,877
Linear Technology Corp.	256,540	6,918,884
Micron Technology, Inc. (a)	654,020	4,918,230
Novellus Systems, Inc. (a)	372,210	7,701,025
Silicon Laboratories, Inc. (a)	216,590	9,146,596
Veeco Instruments, Inc. (a)	208,328	5,689,438
Semiconductors & Semiconductor Equipment Total		80,835,525
Software — 4.8%
Adobe Systems, Inc. (a)	164,130	5,757,680
ANSYS, Inc. (a)	112,940	4,397,884
Autodesk, Inc. (a)	264,400	6,200,180
Citrix Systems, Inc. (a)	103,740	3,960,793

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Intuit, Inc. (a)	169,970	4,964,824
	McAfee, Inc. (a)	118,730	4,529,549
	Micros Systems, Inc. (a)	179,060	5,024,424
	Rovi Corp. (a)	155,414	4,632,891
	Salesforce.com, Inc. (a)	115,660	7,249,569
	Sybase, Inc. (a)	164,770	6,630,345
Software Total			53,348,139
INFORMATION TECHNOLOGY TOTAL			247,713,192
MATERIALS — 7.0%
Chemicals — 2.4%
	CF Industries Holdings, Inc.	138,690	11,838,579
	Ecolab, Inc.	115,720	5,196,985
	Potash Corp. of Saskatchewan, Inc.	89,170	10,024,491
Chemicals Total			27,060,055
Construction Materials — 0.7%
	Martin Marietta Materials, Inc.	88,410	7,540,489
Construction Materials Total			7,540,489
Containers & Packaging — 1.0%
	Crown Holdings, Inc. (a)	230,200	5,794,134
	Greif, Inc., Class A	97,910	5,469,252
Containers & Packaging Total			11,263,386
Metals & Mining — 2.3%
	Agnico-Eagle Mines Ltd.	119,820	7,507,921
	Cliffs Natural Resources, Inc.	290,350	12,792,821
	Walter Energy, Inc.	71,640	4,914,504
Metals & Mining Total			25,215,246
Paper & Forest Products — 0.6%
	Schweitzer-Mauduit International, Inc.	101,873	6,271,302
Paper & Forest Products Total			6,271,302
MATERIALS TOTAL			77,350,478
TELECOMMUNICATION SERVICES — 3.2%
Wireless Telecommunication Services — 3.2%
	American Tower Corp., Class A (a)	302,957	12,397,000
	NII Holdings, Inc. (a)	366,770	10,929,746

7

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
	SBA Communications Corp., Class A (a)	397,150	12,724,686
Wireless Telecommunication Services Total			36,051,432
TELECOMMUNICATION SERVICES TOTAL			36,051,432
UTILITIES — 2.1%
Electric Utilities — 0.4%
	PPL Corp.	153,570	4,686,956
Electric Utilities Total			4,686,956
Gas Utilities — 0.6%
	Questar Corp.	170,780	6,774,843
Gas Utilities Total			6,774,843
Independent Power Producers & Energy Traders — 0.7%
	AES Corp. (a)	607,640	7,741,334
Independent Power Producers & Energy Traders Total			7,741,334
Multi-Utilities — 0.4%
	Xcel Energy, Inc.	229,150	4,656,328
Multi-Utilities Total			4,656,328
UTILITIES TOTAL			23,859,461

	Total Common Stocks (cost of $901,155,387)		1,104,418,860

		Par ($)
Short-Term Obligation — 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.070%, collateralized by a U.S. Treasury obligation maturing 02/15/29, market value $7,176,312 (repurchase proceeds $7,034,014)	7,034,000	7,034,000

	Total Short-Term Obligation (cost of $7,034,000)		7,034,000

	Total Investments — 99.9% (cost of $908,189,387)(b)(c)		1,111,452,860

	Other Assets & Liabilities, Net — 0.1%		1,106,586

	Net Assets — 100.0%		1,112,559,446

8

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

9

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$185,603,278	$—	$—	$185,603,278
Consumer Staples	67,650,549	—	—	67,650,549
Energy	78,304,419	—	—	78,304,419
Financials	86,595,177	—	—	86,595,177
Health Care	155,653,819	—	—	155,653,819
Industrials	145,637,055	—	—	145,637,055
Information Technology	234,225,824	13,487,368	—	247,713,192
Materials	77,350,478	—	—	77,350,478
Telecommunication Services	36,051,432	—	—	36,051,432
Utilities	23,859,461	—	—	23,859,461
Total Common Stocks	1,090,931,492	13,487,368	—	1,104,418,860
Total Short-Term Obligation	—	7,034,000	—	7,034,000
Total Investments	$1,090,931,492	$20,521,368	$—	$1,111,452,860

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $908,189,387.
(c)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$226,066,164	$(22,802,691)	$203,263,473

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Oregon Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 95.7%
EDUCATION — 4.7%
Education — 4.7%
OR Economic Development Revenue
	Broadway Housing LLC,
	Series 2008 A,
	6.250% 04/01/23	3,250,000	3,703,245
OR Facilities Authority
	Linfield College,
	Series 2005 A,
	5.000% 10/01/20	1,825,000	1,853,470
OR Forest Grove
	Pacific University,
	Series 2009,
	6.000% 05/01/30	1,500,000	1,517,865
OR Health Sciences University
	Series 1996 A,
	Insured: NPFGC:
	(a) 07/01/12	1,315,000	1,213,206
	(a) 07/01/14	2,550,000	2,138,940
	(a) 07/01/15	4,325,000	3,419,691
	(a) 07/01/21	12,515,000	6,518,438
OR Health, Housing, Educational & Cultural Facilities Authority
	Linfield College,
	Series 1998 A,
	5.500% 10/01/18	1,000,000	1,004,780
	Reed College,
	Series 1995 A,
	Insured: NPFGC
	5.100% 07/01/10	240,000	244,833
Education Total			21,614,468
EDUCATION TOTAL			21,614,468
HEALTH CARE — 10.7%
Continuing Care Retirement — 0.6%
OR Albany Hospital Facility Authority
	Mennonite Home Albany,
	Series 2004 PJ-A:
	4.750% 10/01/11	660,000	644,233
	5.000% 10/01/12	680,000	659,158
OR Multnomah County Hospital Facilities Authority
	Terwilliger Plaza, Inc.,
	Series 2006 A,
	5.250% 12/01/26	1,400,000	1,254,708
Continuing Care Retirement Total			2,558,099

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — 10.1%
OR Benton County Hospital Facilities Authority
	Samaritan Health Services,
	Series 1998:
	4.800% 10/01/11	245,000	246,602
	5.200% 10/01/17	2,255,000	2,267,560
OR Clackamas County Hospital Facility Authority
	Legacy Health System, IBC,
	Series 1999,
	Insured: NPFGC
	5.500% 02/15/13	495,000	500,623
	Legacy Health System:
	Series 1999:
	5.000% 02/15/16	1,010,000	1,021,262
	5.500% 02/15/13	5,450,000	5,511,912
	5.500% 02/15/14	2,385,000	2,411,760
	Series 2001:
	5.250% 05/01/21	4,890,000	5,009,365
	5.750% 05/01/12	2,000,000	2,126,380
	5.750% 05/01/16	1,500,000	1,562,055
OR Deschutes County Hospital Facilities Authority
	Cascade Healthcare Community,
	Series 2008,
	7.375% 01/01/23	2,000,000	2,321,140
OR Facilities Authority
	Peacehealth,
	Series 2009 A:
	5.000% 11/01/17	4,450,000	4,838,129
	5.000% 11/01/19	3,695,000	3,966,804
OR Medford Hospital Facilities Authority
	Asante Health System,
	Series 1998 A,
	Insured: NPFGC:
	5.250% 08/15/10	485,000	486,271
	5.250% 08/15/11	260,000	260,608
OR Multnomah County Hospital Facilities Authority
	Adventist Health System,
	Series 2009 A,
	5.000% 09/01/21	3,685,000	3,825,951
	Providence Health System,
	Series 2004,
	5.250% 10/01/16	2,970,000	3,207,481
OR Salem Hospital Facility Authority
	Series 2006 A,
	5.000% 08/15/27	3,500,000	3,515,575
	Series 2008 A,
	5.250% 08/15/18	2,500,000	2,699,100
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	5.750% 12/01/20	285,000	289,666
Hospitals Total			46,068,244
HEALTH CARE TOTAL			48,626,343
HOUSING — 4.8%
Assisted Living/Senior — 0.4%
OR Clackamas County Hospital Facility Authority
	Robison Jewish Home,
	Series 2005:
	5.000% 10/01/19	1,000,000	860,130
	5.125% 10/01/24	1,000,000	815,830
Assisted Living/Senior Total			1,675,960
Multi-Family — 2.2%
OR Clackamas County Housing Authority
	Multi-Family Housing,
	Easton Ridge,
	Series 1996 A:
	5.800% 12/01/16	1,905,000	1,873,872
	5.900% 12/01/26	1,750,000	1,592,675
OR Forest Grove Student Housing
	Oak Tree Foundation,
	Series 2007,
	5.500% 03/01/37	3,000,000	2,529,270
OR Portland Housing
	Series 2005 A,
	5.000% 04/01/25	1,565,000	1,646,208
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	2,455,000	2,680,639
Multi-Family Total			10,322,664
Single-Family — 2.2%
OR Housing & Community Services
	Department Mortgage Single Family Program:
	Series 1991 D,
	6.700% 07/01/13	80,000	80,238
	Series 1998 A,
	4.850% 07/01/10	95,000	95,770
	Series 1999 E,
	5.375% 07/01/21	1,390,000	1,404,803
	Series 2000 E,
	Insured: FHA:
	5.700% 07/01/12	245,000	250,929
	5.800% 07/01/14	220,000	225,487
	6.000% 07/01/20	610,000	610,750
	Series 2001 J,
	5.150% 07/01/24	1,095,000	1,101,033
	Series 2001 Q:
	4.700% 07/01/15	425,000	434,244

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
	4.900% 07/01/17	420,000	425,998
	Series 2008 G,
	5.200% 07/01/28	5,240,000	5,370,057
Single-Family Total			9,999,309
HOUSING TOTAL			21,997,933
OTHER — 19.3%
Other — 0.6%
OR Health, Housing, Educational & Cultural Facilities Authority
	Goodwill Industries Lane County,
	Series 1998 A,
	6.650% 11/15/22 (b)	3,095,000	2,836,165
Other Total			2,836,165
Refunded/Escrowed(c) — 18.7%
OR Benton & Linn Counties
	School District No. 509J, Corvallis,
	Series 2003,
	Pre-refunded 06/01/13,
	Insured: AGMC
	5.000% 06/01/17	2,665,000	3,026,401
OR Board of Higher Education
	Lottery Education,
	Series 1999 A,
	Pre-refunded 04/01/11,
	Insured: AGMC:
	5.000% 04/01/14	2,705,000	2,869,139
	Series 2001 A,
	Pre-refunded 08/01/11,
	5.250% 08/01/14	1,225,000	1,319,901
OR Clackamas Community College District
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC
	5.250% 06/15/15	1,390,000	1,490,956
OR Clackamas County
	School District No. 086,
	Series 2000,
	Pre-refunded 06/15/10,
	6.000% 06/15/16	2,350,000	2,422,826
	School District No. 108,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: AGMC:
	5.375% 06/15/15	1,055,000	1,133,650
	School District No. 7J, Lake Oswego,
	Series 2001,
	Pre-refunded 06/01/11:
	5.375% 06/01/16	1,295,000	1,386,764
	5.375% 06/01/17	2,535,000	2,714,630
OR Coos County
	School District No. 13, North Bend,
	Series 2002,

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	Pre-refunded 06/15/12,
	Insured: AGMC
	5.500% 06/15/15	1,765,000	1,973,394
OR Department of Transportation
	Highway User Tax,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	2,500,000	2,825,175
OR Deschutes County Hospital Facilities Authority
	Cascade Health Services, Inc.,
	Series 2002,
	Pre-refunded 01/01/12:
	5.500% 01/01/22	2,000,000	2,196,700
	5.600% 01/01/27	5,550,000	6,107,275
	5.600% 01/01/32	2,000,000	2,200,820
OR Deschutes County
	School District No. 1,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: AGMC
	5.500% 06/15/18	1,000,000	1,075,010
OR Jackson County
	School District No. 4,
	Phoenix-Talent,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: AGMC
	5.500% 06/15/16	1,000,000	1,076,460
	School District No. 9, Eagle Point,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/15	1,920,000	2,070,490
OR Linn County Community
	School District No. 9, Lebanon,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC:
	5.550% 06/15/21	2,000,000	2,311,860
	School District No. 9,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC:
	5.250% 06/15/15	405,000	463,940
OR Multnomah County
	School District No. 40,
	Series 2001,
	Pre-refunded 12/01/10,
	Insured: AGMC
	5.000% 12/01/14	1,790,000	1,874,094
	School District No. 7, Reynolds,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/17	1,000,000	1,077,900
OR Multnomah-Clackamas Counties
	Centennial School District No. 28-302,
	Series 2001,
	Pre-refunded 06/15/11,

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	Insured: FGIC:
	5.375% 06/15/16	2,055,000	2,208,200
	5.375% 06/15/17	2,280,000	2,449,974
	5.375% 06/15/18	2,490,000	2,675,629
OR North Clackamas Parks & Recreation District Facilities
	Series 1993,
	Escrowed to Maturity,
	5.700% 04/01/13	1,625,000	1,765,628
OR Portland Community College District
	Series 2001 A,
	Pre-refunded 06/01/11:
	5.375% 06/01/14	1,925,000	2,065,313
	5.375% 06/01/16	2,705,000	2,902,167
	5.375% 06/01/17	2,540,000	2,725,141
OR Portland Urban Renewal & Redevelopment
	South Park Blocks,
	Series 2000 A,
	Pre-refunded 06/15/10,
	Insured: AMBAC:
	5.750% 06/15/17	2,065,000	2,146,836
	5.750% 06/15/19	2,580,000	2,682,245
OR Salem Water & Sewer
	Series 2000,
	Pre-refunded 06/01/10,
	Insured: AGMC
	5.300% 06/01/15	1,500,000	1,537,890
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	Escrowed to Maturity:
	5.750% 12/01/20	245,000	253,502
	6.000% 12/01/30	4,825,000	4,998,459
OR Washington & Clackamas Counties
	School District No. 23J, Tigard,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: NPFGC
	5.375% 06/15/17	1,500,000	1,672,395
OR Washington County
	School District No. 48J, Beaverton,
	Series 2001,
	Pre-refunded 01/01/11:
	5.125% 01/01/14	2,000,000	2,102,300
	5.125% 01/01/17	1,820,000	1,913,093
	5.125% 01/01/18	2,260,000	2,375,599
	Series 2001,
	Pre-refunded 06/01/11,
	5.500% 06/01/16	2,785,000	2,993,207

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
OR Yamhill County
	School District No. 029J,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: NPFGC
	5.250% 06/15/16	2,535,000	2,813,647
VI Virgin Islands Public Finance Authority
	Series 1989 A,
	Escrowed to Maturity,
	7.300% 10/01/18	1,185,000	1,483,383
Refunded/Escrowed Total			85,381,993
OTHER TOTAL			88,218,158
OTHER REVENUE — 3.4%
Recreation — 3.4%
OR Board of Higher Education
	Lottery Education:
	Series 2003 A,
	Insured: AGMC
	5.000% 04/01/14	1,830,000	2,067,497
	Series 2008,
	5.000% 04/01/24	3,130,000	3,420,621
	Series 2009 A:
	5.000% 04/01/21	5,000,000	5,637,300
	5.000% 04/01/27	4,000,000	4,344,600
Recreation Total			15,470,018
OTHER REVENUE TOTAL			15,470,018
TAX-BACKED — 44.6%
Local General Obligations — 32.2%
OR Benton & Linn Counties
	School District No. 509J & 509A,
	Series 2007
	Insured: AGMC
	5.000% 06/15/20	5,000,000	5,616,450
OR Canyonville South Umpqua Rural Fire District
	Series 2001,
	5.400% 07/01/31	610,000	497,473
OR Clackamas & Washington Counties
	School District No. 3,
	Series 2009,
	5.000% 06/15/24	4,150,000	4,570,146
	School District No. 3A,
	Series 2003,
	Insured: NPFGC
	(a) 06/15/17	4,000,000	3,076,320
OR Clackamas Community College District
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	110,000	117,157

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OR Clackamas County
	School District No. 108, Estacada,
	Series 2005,
	Insured: AGMC
	5.500% 06/15/25	2,485,000	3,036,546
	School District No. 115,
	Series 2006 A,
	Insured: NPFGC:
	(a) 06/15/25	2,250,000	1,067,738
	(a) 06/15/26	2,610,000	1,164,478
	School District No. 12, North Clackamas,
	Series 2007 B,
	Insured: AGMC
	(a) 06/15/22	4,000,000	4,024,920
	School District No. 46,
	Series 2009:
	5.000% 06/15/25	4,350,000	4,751,679
	5.000% 06/15/26	3,000,000	3,255,810
	Series 2007,
	Insured: NPFGC
	4.125% 06/01/27	2,000,000	2,013,480
OR Columbia County
	School District No. 502, Deferred Interest,
	Series 1999,
	Insured: FGIC:
	(a) 06/01/13	1,685,000	1,584,574
	(a) 06/01/14	1,025,000	928,630
OR Columbia Multnomah & Washington Counties
	School District No. 1J,
	Series 2009:
	5.000% 06/15/23	1,000,000	1,105,050
	5.000% 06/15/24	1,165,000	1,280,009
	5.000% 06/15/25	1,275,000	1,390,604
OR Deschutes & Jefferson County
	School District No. 02J,
	Series 2004 B,
	Insured: NPFGC
	(a) 06/15/22	2,335,000	1,334,966
OR Deschutes County
	Administrative School District No. 1,
	Series 2007,
	Insured: FGIC
	4.500% 06/15/20	5,000,000	5,448,150
OR Jackson County
	School District No. 009,
	Series 2005,
	Insured: NPFGC:
	5.500% 06/15/20	1,000,000	1,165,910
	5.500% 06/15/21	1,410,000	1,641,437
	School District No. 549C,
	Series 2008:
	4.625% 06/15/27	1,500,000	1,543,170
	4.625% 06/15/28	1,660,000	1,699,392
	4.625% 06/15/30	2,000,000	2,014,700

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OR Jefferson County
	School District No. 509J, Madras School District,
	Series 2002,
	Insured: NPFGC
	5.250% 06/15/18	1,075,000	1,161,430
OR Josephine County
	Unit School District, Three Rivers,
	Series 2005,
	Insured: FGIC:
	5.000% 12/15/15	1,000,000	1,160,350
	5.000% 12/15/16	1,000,000	1,163,220
OR Lane Community College
	Series 2009:
	4.250% 06/15/17	2,195,000	2,427,780
	4.250% 06/15/18	2,000,000	2,196,620
OR Lane County
	School District No. 19, Springfield:
	Series 1997,
	Insured: FGIC:
	6.000% 10/15/12	1,740,000	1,949,861
	6.000% 10/15/14	1,310,000	1,529,255
	Series 2006,
	Insured: AGMC
	(a) 06/15/25	5,160,000	2,401,258
	School District No. 4J, Eugene,
	Series 2002:
	5.000% 07/01/12	1,000,000	1,104,840
	5.250% 07/01/13	1,000,000	1,142,490
	Series 2009 A:
	5.000% 11/01/24	1,000,000	1,081,190
	5.000% 11/01/25	1,140,000	1,224,816
OR Linn Benton Community College
	Series 2001,
	Insured: FGIC
	(a) 06/15/13	1,000,000	938,110
	Series 2002,
	Insured: FGIC
	(a) 06/15/14	1,000,000	903,090
OR Linn County
	Community School District No. 9, Lebanon,
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	305,000	343,686
OR Madras Aquatic Center District
	Series 2005,
	5.000% 06/01/22	1,695,000	1,832,515
OR Multnomah-Clackamas Counties
	Centennial School District No. 28JT,
	Series 2006,
	Insured: AMBAC
	(a) 06/01/16	2,260,000	1,738,053

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OR Portland Community College District
	Series 2005,
	Insured: AGMC
	5.000% 06/15/16	4,750,000	5,437,847
OR Portland Limited Tax
	Series 2001 B:
	(a) 06/01/13	1,500,000	1,413,540
	(a) 06/01/16	3,500,000	2,907,625
	(a) 06/01/18	4,000,000	2,989,040
	(a) 06/01/19	4,000,000	2,836,480
	(a) 06/01/20	4,000,000	2,684,600
OR Portland
	Series 2005,
	5.000% 06/01/16	3,075,000	3,525,979
OR Salem-Keizer
	School District No 24J,
	Series 2009 A:
	4.000% 06/15/15	3,850,000	4,242,199
	5.000% 06/15/16	2,500,000	2,888,525
OR Salem
	Series 2009:
	5.000% 06/01/19	2,025,000	2,325,753
	5.000% 06/01/20	880,000	997,955
	5.000% 06/01/26	3,315,000	3,585,835
OR Tri-County Metropolitan Transportation District
	Series 2003 A,
	5.000% 09/01/15	1,000,000	1,106,180
	Series 2005 A,
	Insured: AGMC
	5.000% 09/01/17	4,250,000	4,875,345
	Series 2009 A:
	4.000% 09/01/18	1,000,000	1,089,870
	4.250% 09/01/21	1,815,000	1,923,483
OR Tualatin Hills Park & Recreation District
	Series 1998,
	Insured: FGIC
	5.750% 03/01/14	990,000	1,166,052
OR Washington & Clackamas Counties
	School District No. 23J, Tigard:
	Series 2000,
	(a) 06/15/18	2,700,000	2,005,290
	Series 2005,
	Insured: NPFGC
	5.000% 06/15/21	6,575,000	7,503,390
OR Washington Clackamas & Yamhill Counties
	School District No. 88J,
	Series 2007 B,
	Insured: NPFGC
	4.500% 06/15/23	8,125,000	8,530,681

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OR Washington Multnomah & Yamhill Counties
	School District No. 1J:
	Series 1998,
	5.000% 11/01/13	1,100,000	1,246,718
	Series 2006,
	Insured: NPFGC
	(a) 06/15/25	4,065,000	1,885,672
OR Yamhill County
	School District No. 029J,
	Series 2005,
	Insured: FGIC
	5.500% 06/15/21	1,000,000	1,178,960
Local General Obligations Total			146,974,372
Special Non-Property Tax — 1.6%
OR Department of Transportation
	Series 2007 A,
	5.000% 11/15/16	6,305,000	7,399,548
Special Non-Property Tax Total			7,399,548
Special Property Tax — 4.5%
OR Hood River Urban Renewal Agency
	Series 1996,
	6.250% 12/15/11	535,000	535,160
OR Keizer
	Series 2008,
	5.200% 06/01/31	2,500,000	2,542,950
OR Lebanon Urban Renewal Agency
	Series 2000:
	5.750% 06/01/15	1,120,000	1,054,424
	6.000% 06/01/20	1,580,000	1,460,189
OR Medford Urban Renewal
	Series 1996,
	5.875% 09/01/10	175,000	175,590
OR Portland Airport Way Urban Renewal & Redevelopment
	Convention Center,
	Series 2000 A,
	Insured: AMBAC:
	5.750% 06/15/17	1,500,000	1,545,510
	5.750% 06/15/18	2,050,000	2,109,942
OR Portland River District Urban Renewal & Redevelopment
	Series 2003 A,
	Insured: AMBAC:
	5.000% 06/15/17	1,500,000	1,661,520
	5.000% 06/15/18	3,070,000	3,132,751
	5.000% 06/15/20	2,000,000	2,033,680

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OR Redmond Urban Renewal Agency
	Downtown Area B,
	Series 1999:
	5.650% 06/01/13	720,000	698,738
	5.850% 06/01/19	785,000	728,786
OR Seaside Urban Renewal Agency
	Greater Seaside Urban Renewal,
	Series 2001,
	5.250% 06/01/15	1,000,000	993,880
OR Veneta Urban Renewal Agency
	Series 2001:
	5.375% 02/15/16	700,000	697,571
	5.625% 02/15/21	1,100,000	1,071,840
Special Property Tax Total			20,442,531
State Appropriated — 4.0%
OR Department of Administrative Services
	Certificates of Participation:
	Series 2002 B,
	Insured: NPFGC
	5.250% 05/01/10	840,000	856,330
	Series 2002 C,
	Insured: NPFGC:
	5.250% 11/01/15	1,000,000	1,090,690
	5.250% 11/01/17	5,000,000	5,440,950
	Series 2002 E,
	Insured: AGMC
	5.000% 11/01/13	1,470,000	1,614,898
	Series 2007 A,
	Insured FGIC:
	5.000% 05/01/24	2,630,000	2,766,260
	5.000% 05/01/25	2,780,000	2,909,604
	5.000% 05/01/26	2,800,000	2,916,060
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27 (02/01/12) (d)(e)	750,000	770,452
State Appropriated Total			18,365,244
State General Obligations — 2.3%
OR Board of Higher Education
	Deferred Interest,
	Series 2001 A,
	(a) 08/01/17	1,050,000	825,888
	Series 1996 A,
	(a) 08/01/14	490,000	444,067
	Series 2001 A:
	5.250% 08/01/14	255,000	273,516
	5.250% 08/01/16	780,000	835,286
	Series 2004 D,
	5.000% 08/01/24	3,620,000	3,838,757

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OR Elderly & Disabled Housing
	Series 2001 B,
	4.950% 08/01/20	985,000	992,949
OR State
	Series 2002 A,
	5.250% 10/15/15	1,735,000	1,933,640
OR Veterans Welfare
	Series 2000 80A,
	5.700% 10/01/32	1,135,000	1,146,986
State General Obligations Total			10,291,089
TAX-BACKED TOTAL			203,472,784
TRANSPORTATION — 0.7%
Airports — 0.2%
OR Port of Portland International Airport
	Series 1998 12B,
	Insured: FGIC
	5.250% 07/01/12	1,000,000	1,003,510
Airports Total			1,003,510
Ports — 0.5%
OR Port of Morrow
	Series 2007:
	4.875% 06/01/20	750,000	610,133
	5.000% 06/01/25	1,000,000	762,130
OR Port of St. Helens
	Series 1999:
	5.600% 08/01/14	315,000	307,793
	5.750% 08/01/19	425,000	400,320
Ports Total			2,080,376
TRANSPORTATION TOTAL			3,083,886
UTILITIES — 7.5%
Independent Power Producers — 0.8%
OR Western Generation Agency
	Series 2006 A,
	5.000% 01/01/21	3,000,000	2,631,090
	Wauna Cogeneration,
	Series 2006 A,
	5.000% 01/01/20	1,000,000	889,620
Independent Power Producers Total			3,520,710
Investor Owned — 1.1%
OR Port of St. Helens Pollution Control
	Portland General Electric Co.,
	Series 1985 A,
	4.800% 04/01/10	5,195,000	5,244,716
Investor Owned Total			5,244,716
Municipal Electric — 2.7%
OR Emerald Peoples Utility District
	Series 1996,
	Insured: FGIC:
	7.350% 11/01/10	2,160,000	2,277,374

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
	7.350% 11/01/11	2,000,000	2,213,240
	7.350% 11/01/12	2,490,000	2,868,107
	7.350% 11/01/13	2,675,000	3,182,447
	Series 2003 A,
	Insured: AGMC
	5.250% 11/01/20	605,000	663,491
OR Eugene Electric Utilities System
	Series 2001 B,
	Insured: AGMC
	5.250% 08/01/13	1,040,000	1,105,042
Municipal Electric Total			12,309,701
Water & Sewer — 2.9%
OR Myrtle Point Water
	Series 2000,
	6.000% 12/01/20	510,000	521,648
OR Portland Water Systems Revenue
	Series 2004 B,
	5.000% 10/01/13	730,000	834,865
	Series 2006 B,
	5.000% 10/01/16	5,330,000	6,218,884
OR Portland
	Series 2008 A,
	5.000% 06/15/17	1,500,000	1,746,645
OR Sheridan Water
	Series 1998,
	5.350% 04/01/18	300,000	291,735
	Series 2000:
	6.200% 05/01/15	625,000	626,838
	6.450% 05/01/20	520,000	521,014
OR Washington County Housing Authority
	Clean Water Services Sewer,
	Series 2004 Lien,
	Insured: NPFGC
	5.000% 10/01/13	2,310,000	2,593,714
Water & Sewer Total			13,355,343
UTILITIES TOTAL			34,430,470

	Total Municipal Bonds (cost of $419,901,208)		436,914,060

		Shares
Investment Companies — 3.0%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.180%) (f)(g)	6,495,683	6,495,683

14

	Shares	Value ($)
Investment Companies — (continued)
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.120%)	6,898,089	6,898,089

Total Investment Companies (cost of $13,393,772)		13,393,772

Total Investments — 98.7% (cost of $433,294,980)(h)(i)		450,307,832

Other Assets & Liabilities, Net — 1.3%		6,091,118

Net Assets — 100.0%		456,398,950

15

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$436,914,060	$—	$436,914,060
Total Investment Companies	13,393,772	—	—	13,393,772
Total Investments	$13,393,772	$436,914,060	$—	$450,307,832

16

(a)	Zero coupon bond.
(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At November 30, 2009, the value of this security amounted to $2,836,165, which represents 0.6% of net assets.

Acquisition	Acquisition
Security	Date	Cost
OR Health, Housing, Educational & Cultural Facilities Authority, Goodwill Industries Lane County, Series 1998 A, 6.650% 11/15/22	06/17/98	$3,245,000

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2009.
(e)	Parenthetical date represents the next interest rate reset date for the security.
(f)	Investments in affiliates for the three months ended November 30, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.180%)

Shares as of 08/31/09:	8,970,586
Shares purchased:	16,310,802
Shares sold:	(18,785,705)
Shares as of 11/30/09:	6,495,683
Net realized gain/loss:	$—
Dividend income earned:	$2,948
Value at end of period:	$6,495,683

(g)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.
(h)	Cost for federal income tax purposes is $433,116,065.
(i)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$20,869,395	$(3,677,628)	$17,191,767

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.

17

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Real Estate Equity Fund

		Shares	Value ($)*
Common Stocks — 99.1%
CONSUMER DISCRETIONARY — 2.2%
Hotels, Restaurants & Leisure — 2.2%
	Starwood Hotels & Resorts Worldwide, Inc.	77,198	2,471,880
	Vail Resorts, Inc. (a)	93,900	3,642,381
Hotels, Restaurants & Leisure Total			6,114,261
CONSUMER DISCRETIONARY TOTAL			6,114,261
FINANCIALS — 96.1%
Real Estate Investment Trusts (REITs) — 96.1%
	Alexandria Real Estate Equities, Inc.	230,700	13,004,559
	AvalonBay Communities, Inc.	110,100	7,953,624
	BioMed Realty Trust, Inc.	514,800	7,047,612
	Boardwalk Real Estate Investment Trust	215,108	7,541,213
	Boston Properties, Inc.	193,000	12,927,140
	Brandywine Realty Trust	470,827	4,623,521
	CBL & Associates Properties, Inc.	410,346	3,799,804
	Corporate Office Properties Trust SBI MD	339,062	11,592,530
	Digital Realty Trust, Inc.	219,465	10,679,167
	Entertainment Properties Trust	377,300	11,918,907
	Equity Lifestyle Properties, Inc.	234,456	11,256,232
	Equity Residential Property Trust	258,738	8,333,951
	Federal Realty Investment Trust	212,102	13,642,401
	Host Hotels & Resorts, Inc.	832,800	8,761,056
	Kimco Realty Corp.	390,549	4,811,564
	Liberty Property Trust	143,000	4,238,520
	LTC Properties, Inc.	84,600	2,175,066
	Mid-America Apartment Communities, Inc.	201,402	9,367,207
	National Retail Properties, Inc.	227,996	4,569,040
	Nationwide Health Properties, Inc.	450,587	15,324,464
	Potlatch Corp.	327,919	9,653,935
	ProLogis	635,100	8,307,108
	Public Storage	131,109	10,433,654
	Simon Property Group, Inc.	405,044	29,430,497
	Sun Communities, Inc.	78,031	1,482,589
	Sunstone Hotel Investors, Inc. (a)	85,100	689,310
	Ventas, Inc.	331,537	14,232,883

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Vornado Realty Trust	226,300	14,813,598
Real Estate Investment Trusts (REITs) Total			262,611,152
FINANCIALS TOTAL			262,611,152
HEALTH CARE — 0.8%
Health Care Providers & Services — 0.8%
	Emeritus Corp. (a)	147,200	2,302,208
Health Care Providers & Services Total			2,302,208
HEALTH CARE TOTAL			2,302,208

	Total Common Stocks (cost of $229,129,946)		271,027,621

		Par ($)
Short-Term Obligation — 0.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.070%, collateralized by a U.S. Treasury obligation maturing 05/15/12, market value $2,171,500 (repurchase proceeds $2,124,004)	2,124,000	2,124,000

	Total Short-Term Obligation (cost of $2,124,000)		2,124,000

	Total Investments — 99.9% (cost of $231,253,946)(b)(c)		273,151,621

	Other Assets & Liabilities, Net — 0.1%		266,967

	Net Assets — 100.0%		273,418,588

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

2

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$271,027,621	$—	$—	$271,027,621
Total Short-Term Obligation	—	2,124,000	—	2,124,000
Total Investments	$271,027,621	$2,124,000	$—	$273,151,621

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $231,253,946.
(c)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$52,200,070	$(10,302,395)	$41,897,675

3

INVESTMENT PORTFOLIO

November 30, 2009 (Unaudited)	Columbia Small Cap Growth Fund I

		Shares	Value ($)*
Common Stocks — 99.2%
CONSUMER DISCRETIONARY — 14.8%
Diversified Consumer Services — 1.3%
	Capella Education Co. (a)	70,431	5,020,322
	Grand Canyon Education, Inc. (a)	171,800	3,293,406
Diversified Consumer Services Total			8,313,728
Hotels, Restaurants & Leisure — 1.3%
	Bally Technologies, Inc. (a)	72,500	3,010,925
	Buffalo Wild Wings, Inc. (a)	126,200	5,040,428
	Ruth’s Hospitality Group, Inc. (a)	274,478	595,617
Hotels, Restaurants & Leisure Total			8,646,970
Household Durables — 2.4%
	Tempur-Pedic International, Inc. (a)	442,600	9,538,030
	Tupperware Brands Corp.	139,500	6,493,725
Household Durables Total			16,031,755
Internet & Catalog Retail — 1.0%
	Blue Nile, Inc. (a)	56,400	3,152,196
	NetFlix, Inc. (a)	63,400	3,717,142
Internet & Catalog Retail Total			6,869,338
Media — 2.4%
	Entercom Communications Corp., Class A (a)	596,000	3,683,280
	Imax Corp. (a)	491,000	5,145,680
	Knology, Inc. (a)	471,439	4,648,389
	Sinclair Broadcast Group, Inc., Class A	656,621	2,409,799
Media Total			15,887,148
Specialty Retail — 4.0%
	hhgregg, Inc. (a)	284,915	5,513,105
	Jo-Ann Stores, Inc. (a)	179,500	5,988,120
	Lumber Liquidators, Inc. (a)	253,400	5,985,308
	OfficeMax, Inc. (a)	274,900	2,908,442
	Pier 1 Imports, Inc. (a)	713,000	2,702,270
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	192,278	3,159,128
Specialty Retail Total			26,256,373
Textiles, Apparel & Luxury Goods — 2.4%
	Deckers Outdoor Corp. (a)	83,100	7,697,553
	Lululemon Athletica, Inc. (a)	205,500	5,377,935

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Warnaco Group, Inc. (a)	76,700	3,122,457
Textiles, Apparel & Luxury Goods Total			16,197,945
CONSUMER DISCRETIONARY TOTAL			98,203,257
CONSUMER STAPLES — 1.1%
Food Products — 0.5%
	Corn Products International, Inc.	134,100	3,760,164
Food Products Total			3,760,164
Personal Products — 0.6%
	Bare Escentuals, Inc. (a)	301,300	3,853,627
Personal Products Total			3,853,627
CONSUMER STAPLES TOTAL			7,613,791
ENERGY — 4.7%
Energy Equipment & Services — 1.7%
	Core Laboratories N.V.	35,800	3,803,750
	Pioneer Drilling Co. (a)	310,333	1,880,618
	Tetra Technologies, Inc. (a)	519,600	5,383,056
Energy Equipment & Services Total			11,067,424
Oil, Gas & Consumable Fuels — 3.0%
	Arena Resources, Inc. (a)	127,042	5,194,747
	Carrizo Oil & Gas, Inc. (a)	358,171	7,539,500
	Frontline Ltd/Bermuda	137,400	3,733,158
	World Fuel Services Corp.	66,600	3,541,788
Oil, Gas & Consumable Fuels Total			20,009,193
ENERGY TOTAL			31,076,617
FINANCIALS — 4.4%
Capital Markets — 1.8%
	FBR Capital Markets Corp. (a)	454,180	2,847,709
	Waddell & Reed Financial, Inc., Class A	305,200	8,890,476
Capital Markets Total			11,738,185
Commercial Banks — 0.9%
	East West Bancorp, Inc.	254,016	3,706,093
	Pacific Continental Corp.	260,099	2,681,621
Commercial Banks Total			6,387,714
Consumer Finance — 0.4%
	Ezcorp, Inc., Class A (a)	186,300	2,751,651
Consumer Finance Total			2,751,651
Insurance — 0.5%
	Amerisafe, Inc. (a)	190,500	3,217,545
Insurance Total			3,217,545

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 0.8%
	FelCor Lodging Trust, Inc. (a)	788,868	2,658,485
	Tanger Factory Outlet Centers	62,900	2,468,825
Real Estate Investment Trusts (REITs) Total			5,127,310
FINANCIALS TOTAL			29,222,405
HEALTH CARE — 22.4%
Biotechnology — 5.3%
	Acorda Therapeutics, Inc. (a)	110,300	2,656,024
	Alexion Pharmaceuticals, Inc. (a)	69,200	3,138,220
	BioMarin Pharmaceuticals, Inc. (a)	147,400	2,433,574
	Dendreon Corp. (a)	86,300	2,359,442
	Halozyme Therapeutics, Inc. (a)	322,800	1,762,488
	Human Genome Sciences, Inc. (a)	272,764	7,588,295
	Momenta Pharmaceuticals, Inc. (a)	231,700	2,305,415
	Onyx Pharmaceuticals, Inc. (a)	249,883	7,149,153
	OSI Pharmaceuticals, Inc. (a)	95,700	3,187,767
	Seattle Genetics, Inc. (a)	294,380	2,731,846
Biotechnology Total			35,312,224
Health Care Equipment & Supplies — 5.0%
	Cutera, Inc. (a)	218,900	1,974,478
	DexCom, Inc. (a)	455,600	3,303,100
	Insulet Corp. (a)	309,569	3,795,316
	Masimo Corp. (a)	251,900	6,640,084
	NuVasive, Inc. (a)	284,300	9,225,535
	Syneron Medical Ltd. (a)	259,600	2,596,000
	Thoratec Corp. (a)	181,300	5,400,927
Health Care Equipment & Supplies Total			32,935,440
Health Care Providers & Services — 4.1%
	AMERIGROUP Corp. (a)	199,100	4,720,661
	Brookdale Senior Living, Inc. (a)	184,600	2,876,068
	Catalyst Health Solutions, Inc. (a)	107,255	3,647,743
	Genoptix, Inc. (a)	94,200	3,414,750
	LHC Group, Inc. (a)	170,800	5,255,516
	Mednax, Inc. (a)	84,400	4,744,124
	Skilled Healthcare Group, Inc., Class A (a)	422,960	2,871,898
Health Care Providers & Services Total			27,530,760
Health Care Technology — 2.9%
	Allscripts-Misys Healthcare Solutions, Inc. (a)	157,100	3,016,320
	Medidata Solutions, Inc. (a)	52,334	887,061
	Omnicell, Inc. (a)	778,927	7,945,055

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Quality Systems, Inc.	65,000	3,866,850
	SXC Health Solutions Corp. (a)	65,856	3,338,241
Health Care Technology Total			19,053,527
Life Sciences Tools & Services — 2.2%
	ICON PLC, ADR (a)	315,089	7,152,520
	Illumina, Inc. (a)	258,800	7,484,496
Life Sciences Tools & Services Total			14,637,016
Pharmaceuticals — 2.9%
	Auxilium Pharmaceuticals, Inc. (a)	104,800	3,654,376
	BioForm Medical, Inc. (a)	406,522	1,500,066
	Impax Laboratories, Inc. (a)	886,500	10,106,100
	Perrigo Co.	108,100	4,339,134
Pharmaceuticals Total			19,599,676
HEALTH CARE TOTAL			149,068,643
INDUSTRIALS — 15.6%
Aerospace & Defense — 1.3%
	Global Defense Technology & Systems, Inc. (a)	238,532	3,100,916
	LMI Aerospace, Inc. (a)	273,600	2,913,840
	Teledyne Technologies, Inc. (a)	89,400	2,996,688
Aerospace & Defense Total			9,011,444
Commercial Services & Supplies — 1.0%
	ACCO Brands Corp. (a)	534,736	3,491,826
	Knoll, Inc.	322,300	3,132,756
Commercial Services & Supplies Total			6,624,582
Construction & Engineering — 1.2%
	Pike Electric Corp. (a)	506,800	4,642,288
	Sterling Construction Co., Inc. (a)	183,559	3,175,571
Construction & Engineering Total			7,817,859
Electrical Equipment — 2.2%
	Baldor Electric Co.	158,900	4,091,675
	GrafTech International Ltd. (a)	463,000	6,810,730
	Trina Solar Ltd., ADR (a)	77,500	3,609,950
Electrical Equipment Total			14,512,355
Machinery — 3.2%
	Bucyrus International, Inc.	77,400	4,008,546
	Columbus McKinnon Corp. (a)	242,200	3,802,540
	Lindsay Corp.	78,500	2,754,565
	Mueller Water Products, Inc., Class A	665,200	3,352,608
	Robbins & Myers, Inc.	152,300	3,501,377

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Wabtec Corp.	101,900	3,923,150
Machinery Total			21,342,786
Professional Services — 2.2%
	Advisory Board Co. (a)	112,900	2,957,980
	Huron Consulting Group, Inc. (a)	140,300	3,198,840
	Korn/Ferry International (a)	270,200	4,382,644
	TrueBlue, Inc. (a)	355,200	4,319,232
Professional Services Total			14,858,696
Road & Rail — 3.7%
	Dollar Thrifty Automotive Group, Inc. (a)	490,983	9,063,546
	Genesee & Wyoming, Inc., Class A (a)	94,000	2,925,280
	Knight Transportation, Inc.	355,100	6,040,251
	Old Dominion Freight Line, Inc. (a)	123,000	3,257,040
	Saia, Inc. (a)	230,100	3,318,042
Road & Rail Total			24,604,159
Trading Companies & Distributors — 0.8%
	Houston Wire & Cable Co.	232,564	2,583,786
	RSC Holdings, Inc. (a)	427,900	2,721,444
Trading Companies & Distributors Total			5,305,230
INDUSTRIALS TOTAL			104,077,111
INFORMATION TECHNOLOGY — 27.2%
Communications Equipment — 1.3%
	Aruba Networks, Inc. (a)	604,100	4,832,800
	Sonus Networks, Inc. (a)	1,711,200	3,730,416
Communications Equipment Total			8,563,216
Computers & Peripherals — 0.8%
	Netezza Corp. (a)	506,400	5,134,896
Computers & Peripherals Total			5,134,896
Electronic Equipment, Instruments & Components — 0.7%
	DTS, Inc. (a)	167,700	5,054,478
Electronic Equipment, Instruments & Components Total			5,054,478
Internet Software & Services — 4.7%
	Constant Contact, Inc. (a)	255,626	4,565,480
	DealerTrack Holdings, Inc. (a)	185,100	3,157,806
	GSI Commerce, Inc. (a)	265,400	5,929,036
	Logmein, Inc. (a)	172,116	3,068,828
	SAVVIS, Inc. (a)	75,699	947,752
	VistaPrint NV (a)	178,500	10,179,855
	Vocus, Inc. (a)	194,209	3,173,375
Internet Software & Services Total			31,022,132

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 3.3%
	ExlService Holdings, Inc. (a)	245,124	3,975,911
	Gartner, Inc. (a)	167,500	3,169,100
	TeleTech Holdings, Inc. (a)	263,300	5,079,057
	TNS, Inc. (a)	263,006	6,588,300
	Wright Express Corp. (a)	101,300	2,954,921
IT Services Total			21,767,289
Semiconductors & Semiconductor Equipment — 7.1%
	Atheros Communications, Inc. (a)	100,600	2,864,082
	Cavium Networks, Inc. (a)	207,900	4,193,343
	Disco Corp.	75,398	4,304,591
	Entegris, Inc. (a)	1,009,300	4,208,781
	FormFactor, Inc. (a)	152,919	2,591,977
	Microsemi Corp. (a)	306,136	4,662,451
	Power Integrations, Inc.	98,300	3,301,897
	Silicon Laboratories, Inc. (a)	74,600	3,150,358
	Skyworks Solutions, Inc. (a)	272,009	3,348,431
	Veeco Instruments, Inc. (a)	293,939	8,027,474
	Verigy Ltd. (a)	319,610	3,323,944
	Volterra Semiconductor Corp. (a)	199,900	3,296,351
Semiconductors & Semiconductor Equipment Total			47,273,680
Software — 9.3%
	Advent Software, Inc. (a)	102,269	3,878,040
	Blackboard, Inc. (a)	121,124	5,054,505
	Concur Technologies, Inc. (a)	116,743	4,326,496
	Informatica Corp. (a)	132,900	2,983,605
	Kenexa Corp. (a)	370,870	4,023,940
	Netscout Systems, Inc. (a)	574,024	7,226,962
	Nice Systems Ltd., ADR (a)	137,700	4,173,687
	Radiant Systems, Inc. (a)	336,100	3,256,809
	Solera Holdings, Inc.	155,998	5,453,690
	SuccessFactors, Inc. (a)	319,723	4,815,028
	Sybase, Inc. (a)	163,800	6,591,312
	Taleo Corp., Class A (a)	139,300	2,877,938

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	TiVo, Inc. (a)	730,200	7,228,980
Software Total			61,890,992
INFORMATION TECHNOLOGY TOTAL			180,706,683
MATERIALS — 6.6%
Chemicals — 1.2%
	Intrepid Potash, Inc. (a)	97,400	2,964,856
	Rockwood Holdings, Inc. (a)	208,800	4,700,088
Chemicals Total			7,664,944
Containers & Packaging — 0.4%
	Greif, Inc., Class A	47,400	2,647,764
Containers & Packaging Total			2,647,764
Metals & Mining — 3.5%
	AK Steel Holding Corp.	272,300	5,446,000
	Gammon Gold, Inc. (a)	284,600	3,287,130
	Horsehead Holding Corp. (a)	422,839	4,744,253
	Thompson Creek Metals Co., Inc. (a)	597,100	7,153,258
	Walter Energy, Inc.	43,300	2,970,380
Metals & Mining Total			23,601,021
Paper & Forest Products — 1.5%
	Schweitzer-Mauduit International, Inc.	164,712	10,139,671
Paper & Forest Products Total			10,139,671
MATERIALS TOTAL			44,053,400
TELECOMMUNICATION SERVICES — 2.4%
Diversified Telecommunication Services — 1.6%
	Neutral Tandem, Inc. (a)	348,393	8,037,427
	Premiere Global Services, Inc. (a)	396,900	3,000,564
Diversified Telecommunication Services Total			11,037,991
Wireless Telecommunication Services — 0.8%
	SBA Communications Corp., Class A (a)	159,107	5,097,788
Wireless Telecommunication Services Total			5,097,788
TELECOMMUNICATION SERVICES TOTAL			16,135,779

	Total Common Stocks (cost of $566,306,802)		660,157,686

		Par ($)
Short-Term Obligation — 0.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.070%, collateralized by a U.S. Treasury obligation maturing 05/15/12, market value $1,257,450 (repurchase proceeds $1,230,002)	1,230,000	1,230,000

7

Value ($)
Short-Term Obligation — (continued)
Total Short-Term Obligation (cost of $1,230,000)	1,230,000

Total Investments — 99.4% (cost of $567,536,802)(b)(c)	661,387,686

Other Assets & Liabilities, Net — 0.6%	3,812,346

Net Assets — 100.0%	665,200,032

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$98,203,257	$—	$—	$98,203,257
Consumer Staples	7,613,791	—	—	7,613,791
Energy	31,076,617	—	—	31,076,617
Financials	29,222,405	—	—	29,222,405
Health Care	149,068,643	—	—	149,068,643
Industrials	104,077,111	—	—	104,077,111
Information Technology	176,402,092	4,304,591	—	180,706,683
Materials	44,053,400	—	—	44,053,400
Telecommunication Services	16,135,779	—	—	16,135,779
Total Common Stocks	655,853,095	4,304,591	—	660,157,686
Total Short-Term Obligation	—	1,230,000	—	1,230,000
Total Investments	$655,853,095	$5,534,591	$—	$661,387,686

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $567,536,802.
(c)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$117,954,431	$(24,103,547)	$93,850,884

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Strategic Investor Fund

		Shares	Value ($)*
Common Stocks — 99.1%
CONSUMER DISCRETIONARY — 9.7%
Auto Components — 0.5%
	Nokian Renkaat Oyj	161,411	4,099,604
Auto Components Total			4,099,604
Diversified Consumer Services — 0.9%
	American Public Education, Inc. (a)	86,733	2,778,058
	H&R Block, Inc.	207,476	4,211,763
Diversified Consumer Services Total			6,989,821
Hotels, Restaurants & Leisure — 1.4%
	Bally Technologies, Inc. (a)	128,166	5,322,734
	Brinker International, Inc.	234,049	3,229,876
	Burger King Holdings, Inc.	140,626	2,390,642
	WMS Industries, Inc. (a)	20,057	779,816
Hotels, Restaurants & Leisure Total			11,723,068
Media — 0.6%
	DIRECTV, Class A (a)	150,071	4,746,746
Media Total			4,746,746
Multiline Retail — 1.9%
	Big Lots, Inc. (a)	221,530	5,108,482
	J.C. Penney Co., Inc.	92,002	2,644,138
	Target Corp.	155,570	7,243,339
Multiline Retail Total			14,995,959
Specialty Retail — 3.1%
	Belle International Holdings Ltd.	2,962,000	3,693,963
	Collective Brands, Inc. (a)	314,904	6,090,243
	Jo-Ann Stores, Inc. (a)	292,633	9,762,237
	Lowe’s Companies, Inc.	111,765	2,437,595
	Urban Outfitters, Inc. (a)	103,378	3,270,880
Specialty Retail Total			25,254,918
Textiles, Apparel & Luxury Goods — 1.3%
	Hanesbrands, Inc. (a)	180,162	4,325,690
	NIKE, Inc., Class B	89,169	5,786,176
	Ports Design Ltd.	153,000	412,127
Textiles, Apparel & Luxury Goods Total			10,523,993
CONSUMER DISCRETIONARY TOTAL			78,334,109
CONSUMER STAPLES — 9.3%
Beverages — 2.8%
	Carlsberg A/S, Class B	86,305	6,198,664
	Molson Coors Brewing Co., Class B	114,253	5,165,378
	PepsiCo, Inc.	176,311	10,970,070
Beverages Total			22,334,112

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 2.3%
	BJ’s Wholesale Club, Inc. (a)	169,179	5,872,203
	Safeway, Inc.	234,791	5,282,798
	Walgreen Co.	140,674	5,470,812
	Winn-Dixie Stores, Inc. (a)	182,463	1,966,951
Food & Staples Retailing Total			18,592,764
Food Products — 0.9%
	Archer-Daniels-Midland Co.	158,242	4,875,436
	Sanderson Farms, Inc.	60,401	2,426,308
Food Products Total			7,301,744
Household Products — 0.6%
	Hypermarcas SA (a)	228,000	4,844,432
Household Products Total			4,844,432
Personal Products — 1.5%
	Avon Products, Inc.	206,321	7,066,494
	Herbalife Ltd.	111,574	4,679,414
Personal Products Total			11,745,908
Tobacco — 1.2%
	Philip Morris International, Inc.	197,516	9,498,544
Tobacco Total			9,498,544
CONSUMER STAPLES TOTAL			74,317,504
ENERGY — 14.0%
Energy Equipment & Services — 5.0%
	Cameron International Corp. (a)	116,039	4,386,274
	CARBO Ceramics, Inc.	70,634	4,190,009
	National-Oilwell Varco, Inc.	111,774	4,808,517
	Noble Corp.	85,103	3,515,605
	Pioneer Drilling Co. (a)	328,612	1,991,389
	Schlumberger Ltd.	72,705	4,645,122
	Smith International, Inc.	89,203	2,424,538
	Tenaris SA, ADR	99,934	3,943,396
	Transocean Ltd. (a)	35,495	3,030,918
	Weatherford International Ltd. (a)	249,745	4,170,741
	Wellstream Holdings PLC	388,868	3,398,938
Energy Equipment & Services Total			40,505,447
Oil, Gas & Consumable Fuels — 9.0%
	Apache Corp.	57,512	5,479,743
	Cimarex Energy Co.	133,495	6,252,906
	Comstock Resources, Inc. (a)	68,856	2,556,623
	Continental Resources, Inc. (a)	63,425	2,387,951

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Denbury Resources, Inc. (a)	333,254	4,422,281
	Devon Energy Corp.	75,055	5,054,954
	EOG Resources, Inc.	67,703	5,855,633
	Exxon Mobil Corp.	199,132	14,948,839
	Hess Corp.	81,410	4,718,524
	Occidental Petroleum Corp.	103,632	8,372,429
	Peabody Energy Corp.	73,697	3,276,569
	Petroleo Brasileiro SA, ADR	79,587	4,081,221
	StatoilHydro ASA, ADR	187,076	4,617,036
Oil, Gas & Consumable Fuels Total			72,024,709
ENERGY TOTAL			112,530,156
FINANCIALS — 15.9%
Capital Markets — 4.5%
	Charles Schwab Corp.	324,237	5,943,264
	Goldman Sachs Group, Inc.	36,513	6,194,796
	Invesco Ltd.	202,358	4,502,465
	Morgan Stanley	225,883	7,133,385
	Raymond James Financial, Inc.	231,448	5,621,872
	TD Ameritrade Holding Corp. (a)	192,425	3,779,227
	Waddell & Reed Financial, Inc., Class A	108,866	3,171,267
Capital Markets Total			36,346,276
Commercial Banks — 4.9%
	Fifth Third Bancorp.	677,115	6,825,319
	First Horizon National Corp. (a)	375,150	5,083,282
	HDFC Bank Ltd., ADR	26,530	3,569,612
	Itau Unibanco Holding SA, ADR	155,538	3,460,721
	TCF Financial Corp.	342,420	4,499,399
	Wells Fargo & Co.	573,305	16,075,472
Commercial Banks Total			39,513,805
Consumer Finance — 0.9%
	American Express Co.	180,339	7,543,580
Consumer Finance Total			7,543,580
Diversified Financial Services — 2.8%
	Hong Kong Exchanges & Clearing Ltd.	192,300	3,425,370
	JPMorgan Chase & Co.	401,482	17,058,970
	Portfolio Recovery Associates, Inc. (a)	37,457	1,686,689
Diversified Financial Services Total			22,171,029
Insurance — 2.5%
	ACE Ltd. (a)	50,986	2,483,528
	AON Corp.	85,060	3,294,374
	Axis Capital Holdings Ltd.	76,122	2,130,655

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Principal Financial Group, Inc.	250,555	6,361,591
Prudential Financial, Inc.	107,528	5,360,271
Insurance Total		19,630,419
Real Estate Investment Trusts (REITs) — 0.3%
Redwood Trust, Inc.	170,847	2,455,071
Real Estate Investment Trusts (REITs) Total		2,455,071
FINANCIALS TOTAL		127,660,180
HEALTH CARE — 10.5%
Biotechnology — 0.6%
Gilead Sciences, Inc. (a)	108,768	5,008,766
Biotechnology Total		5,008,766
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	128,552	7,012,512
Covidien PLC	75,593	3,539,264
Hospira, Inc. (a)	67,299	3,159,688
NuVasive, Inc. (a)	66,824	2,168,439
Smith & Nephew PLC, ADR	55,281	2,642,432
Health Care Equipment & Supplies Total		18,522,335
Health Care Providers & Services — 1.7%
Express Scripts, Inc. (a)	60,793	5,216,039
Mednax, Inc. (a)	50,057	2,813,704
UnitedHealth Group, Inc.	200,704	5,754,184
Health Care Providers & Services Total		13,783,927
Health Care Technology — 0.3%
MedAssets, Inc. (a)	105,014	2,451,027
Health Care Technology Total		2,451,027
Life Sciences Tools & Services — 1.1%
Illumina, Inc. (a)	65,423	1,892,033
Life Technologies Corp. (a)	88,801	4,420,514
QIAGEN N.V. (a)	100,131	2,212,895
Life Sciences Tools & Services Total		8,525,442
Pharmaceuticals — 4.5%
Abbott Laboratories	148,258	8,078,578
Allergan, Inc.	78,169	4,543,964
AstraZeneca PLC, ADR	73,604	3,299,667
Bayer AG	58,131	4,470,424
Novo Nordisk A/S, ADR	59,282	3,955,295
Sanofi-Aventis SA, ADR	207,445	7,874,612

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Teva Pharmaceutical Industries Ltd., ADR	69,626	3,675,557
Pharmaceuticals Total			35,898,097
HEALTH CARE TOTAL			84,189,594
INDUSTRIALS — 11.2%
Aerospace & Defense — 0.9%
	United Technologies Corp.	111,833	7,519,651
Aerospace & Defense Total			7,519,651
Air Freight & Logistics — 0.7%
	Expeditors International of Washington, Inc.	96,101	3,068,505
	UTI Worldwide, Inc.	224,059	2,928,451
Air Freight & Logistics Total			5,996,956
Construction & Engineering — 0.9%
	EMCOR Group, Inc. (a)	143,358	3,411,920
	Insituform Technologies, Inc., Class A (a)	171,467	3,549,367
Construction & Engineering Total			6,961,287
Industrial Conglomerates — 2.2%
	Barloworld Ltd.	351,577	2,214,117
	General Electric Co.	376,762	6,035,728
	Siemens AG, ADR	61,405	6,055,761
	Tyco International Ltd.	103,683	3,719,109
Industrial Conglomerates Total			18,024,715
Machinery — 2.8%
	Caterpillar, Inc.	101,563	5,930,263
	Dover Corp.	88,842	3,631,861
	Joy Global, Inc.	73,427	3,931,282
	Kubota Corp.	391,000	3,421,110
	Parker Hannifin Corp.	103,119	5,564,301
Machinery Total			22,478,817
Marine — 1.9%
	A.P. Moller - Maersk A/S, Class B	1,058	7,753,248
	Diana Shipping, Inc. (a)	224,564	3,491,970
	Genco Shipping & Trading Ltd. (a)	161,423	3,790,212
Marine Total			15,035,430
Professional Services — 0.9%
	Huron Consulting Group, Inc. (a)	108,840	2,481,552
	Monster Worldwide, Inc. (a)	158,306	2,312,851
	TrueBlue, Inc. (a)	175,506	2,134,153
Professional Services Total			6,928,556

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.9%
	Landstar System, Inc.	76,113	2,840,537
	Union Pacific Corp.	72,036	4,556,997
Road & Rail Total			7,397,534
INDUSTRIALS TOTAL			90,342,946
INFORMATION TECHNOLOGY — 18.4%
Communications Equipment — 0.8%
	Adtran, Inc.	148,810	3,144,355
	CommScope, Inc. (a)	132,686	3,334,399
Communications Equipment Total			6,478,754
Computers & Peripherals — 5.4%
	Apple, Inc. (a)	67,189	13,431,753
	Hewlett-Packard Co.	300,314	14,733,405
	International Business Machines Corp.	121,086	15,299,216
Computers & Peripherals Total			43,464,374
Electronic Equipment, Instruments & Components — 1.5%
	Agilent Technologies, Inc. (a)	163,668	4,733,279
	Brightpoint, Inc. (a)	258,064	1,852,899
	Tyco Electronics Ltd.	217,643	5,051,494
Electronic Equipment, Instruments & Components Total			11,637,672
Internet Software & Services — 2.8%
	DealerTrack Holdings, Inc. (a)	130,619	2,228,360
	Equinix, Inc. (a)	31,216	3,002,667
	Google, Inc., Class A (a)	20,481	11,940,423
	Yahoo!, Inc. (a)	353,609	5,293,527
Internet Software & Services Total			22,464,977
IT Services — 2.2%
	Fiserv, Inc. (a)	74,188	3,430,453
	Hewitt Associates, Inc., Class A (a)	94,441	3,794,639
	MasterCard, Inc., Class A	13,702	3,300,264
	Redecard SA	253,100	3,863,902
	Western Union Co.	178,788	3,298,639
IT Services Total			17,687,897
Semiconductors & Semiconductor Equipment — 2.2%
	Amkor Technology, Inc. (a)	253,843	1,408,829
	Atmel Corp. (a)	814,902	3,235,161
	Intel Corp.	346,889	6,660,269
	Micron Technology, Inc. (a)	574,520	4,320,390

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Texas Instruments, Inc.	94,797	2,397,416
Semiconductors & Semiconductor Equipment Total			18,022,065
Software — 3.5%
	Electronic Arts, Inc. (a)	138,592	2,340,819
	Microsoft Corp.	679,517	19,984,595
	Oracle Corp.	265,160	5,854,733
Software Total			28,180,147
INFORMATION TECHNOLOGY TOTAL			147,935,886
MATERIALS — 6.3%
Chemicals — 1.2%
	Albemarle Corp.	69,456	2,344,140
	Monsanto Co.	42,446	3,427,515
	Potash Corp. of Saskatchewan, Inc.	32,624	3,667,590
Chemicals Total			9,439,245
Construction Materials — 0.7%
	Cemex SAB de CV, ADR (a)	538,045	6,074,528
Construction Materials Total			6,074,528
Containers & Packaging — 0.3%
	Owens-Illinois, Inc. (a)	80,438	2,515,296
Containers & Packaging Total			2,515,296
Metals & Mining — 4.1%
	AK Steel Holding Corp.	177,008	3,540,160
	Allegheny Technologies, Inc.	77,874	2,650,052
	ArcelorMittal, NY Registered Shares	87,060	3,418,846
	Freeport-McMoRan Copper & Gold, Inc. (a)	103,904	8,603,251
	Kaiser Aluminum Corp.	97,269	3,758,474
	Nucor Corp.	86,221	3,656,633
	Thompson Creek Metals Co., Inc. (a)	424,318	5,083,330
	Vale SA, ADR	70,569	2,023,213
Metals & Mining Total			32,733,959
MATERIALS TOTAL			50,763,028
TELECOMMUNICATION SERVICES — 1.4%
Wireless Telecommunication Services — 1.4%
	American Tower Corp., Class A (a)	91,767	3,755,106
	Millicom International Cellular SA (a)	43,425	3,248,190

7

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
	Mobile TeleSystems OJSC, ADR	86,864	4,350,149
Wireless Telecommunication Services Total			11,353,445
TELECOMMUNICATION SERVICES TOTAL			11,353,445
UTILITIES — 2.4%
Electric Utilities — 0.6%
	Entergy Corp.	57,841	4,549,195
Electric Utilities Total			4,549,195
Gas Utilities — 0.7%
	PT Perusahaan Gas Negara	14,617,000	5,654,860
Gas Utilities Total			5,654,860
Independent Power Producers & Energy Traders — 0.6%
	AES Corp. (a)	375,690	4,786,291
Independent Power Producers & Energy Traders Total			4,786,291
Multi-Utilities — 0.5%
	Public Service Enterprise Group, Inc.	142,148	4,457,761
Multi-Utilities Total			4,457,761
UTILITIES TOTAL			19,448,107

	Total Common Stocks (cost of $646,213,830)		796,874,955

		Par ($)
Short-Term Obligation — 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due on 12/01/09, at 0.070%, collateralized by U.S. Treasury obligation maturing 05/15/12, market value $7,327,550 (repurchase proceeds $7,183,014)	7,183,000	7,183,000

	Total Short-Term Obligation (cost of $7,183,000)		7,183,000

	Total Investments — 100.0% (cost of $653,396,830)(b)(c)		804,057,955

	Other Assets & Liabilities, Net — 0.0%		(398,012)

	Net Assets — 100.0%		803,659,943

8

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$70,128,415	$8,205,694	$—	$78,334,109
Consumer Staples	68,118,840	6,198,664	—	74,317,504
Energy	109,131,218	3,398,938	—	112,530,156
Financials	124,234,810	3,425,370	—	127,660,180
Health Care	79,719,170	4,470,424	—	84,189,594
Industrials	76,954,471	13,388,475	—	90,342,946
Information Technology	147,935,886	—	—	147,935,886
Materials	50,763,028	—	—	50,763,028
Telecommunication Services	11,353,445	—	—	11,353,445
Utilities	13,793,247	5,654,860	—	19,448,107
Total Common Stocks	752,132,530	44,742,425	—	796,874,955
Total Short-Term Obligation	—	7,183,000	—	7,183,000
Total Investments	$752,132,530	$51,925,425	$—	$804,057,955

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $653,396,830.
(c)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$172,382,488	$(21,721,363)	$150,661,125

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO

November 30, 2009 (Unaudited)	Columbia Technology Fund

		Shares	Value ($)*
Common Stocks — 100.4%
CONSUMER DISCRETIONARY — 10.8%
Diversified Consumer Services — 1.0%
	New Oriental Education & Technology Group, ADR (a)	37,740	2,691,239
Diversified Consumer Services Total			2,691,239
Hotels, Restaurants & Leisure — 0.6%
	Ctrip.com International Ltd., ADR (a)	21,920	1,607,832
Hotels, Restaurants & Leisure Total			1,607,832
Household Durables — 1.0%
	Garmin Ltd.	91,310	2,728,343
Household Durables Total			2,728,343
Internet & Catalog Retail — 6.5%
	Amazon.com, Inc. (a)	35,240	4,789,469
	NetFlix, Inc. (a)	55,000	3,224,650
	Priceline.com, Inc. (a)	46,600	9,977,992
Internet & Catalog Retail Total			17,992,111
Media — 1.7%
	DIRECTV, Class A (a)	89,220	2,822,028
	DreamWorks Animation SKG, Inc., Class A (a)	61,580	2,061,083
Media Total			4,883,111
CONSUMER DISCRETIONARY TOTAL			29,902,636
HEALTH CARE — 1.7%
Health Care Equipment & Supplies — 0.5%
	Conceptus, Inc. (a)	80,030	1,354,908
Health Care Equipment & Supplies Total			1,354,908
Health Care Technology — 0.6%
	Cerner Corp. (a)	12,230	920,796
	Omnicell, Inc. (a)	83,880	855,576
Health Care Technology Total			1,776,372
Life Sciences Tools & Services — 0.6%
	Illumina, Inc. (a)	57,090	1,651,043
Life Sciences Tools & Services Total			1,651,043
HEALTH CARE TOTAL			4,782,323
INDUSTRIALS — 2.1%
Aerospace & Defense — 0.4%
	Global Defense Technology & Systems, Inc. (a)	72,793	946,309
Aerospace & Defense Total			946,309
Electrical Equipment — 0.9%
	GrafTech International Ltd. (a)	65,260	959,975

1

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Trina Solar Ltd., ADR (a)	32,380	1,508,260
Electrical Equipment Total			2,468,235
Professional Services — 0.8%
	Huron Consulting Group, Inc. (a)	100,190	2,284,332
Professional Services Total			2,284,332
INDUSTRIALS TOTAL			5,698,876
INFORMATION TECHNOLOGY — 78.7%
Communications Equipment — 6.2%
	Motorola, Inc.	424,540	3,400,565
	Nokia OYJ, ADR	137,710	1,826,035
	Polycom, Inc. (a)	76,350	1,646,106
	QUALCOMM, Inc.	119,650	5,384,250
	Sonus Networks, Inc. (a)	1,148,850	2,504,493
	Tandberg ASA	80,100	2,281,649
Communications Equipment Total			17,043,098
Computers & Peripherals — 14.0%
	Apple, Inc. (a)	80,754	16,143,532
	EMC Corp. (a)	340,810	5,735,833
	Hewlett-Packard Co.	109,430	5,368,636
	International Business Machines Corp.	11,460	1,447,971
	NetApp, Inc. (a)	85,960	2,649,287
	Teradata Corp. (a)	100,570	2,946,701
	Western Digital Corp. (a)	116,230	4,281,913
Computers & Peripherals Total			38,573,873
Electronic Equipment, Instruments & Components — 3.9%
	Agilent Technologies, Inc. (a)	75,670	2,188,376
	Amphenol Corp., Class A	44,330	1,826,396
	Itron, Inc. (a)	63,330	3,849,831
	Trimble Navigation Ltd. (a)	124,380	2,777,406
Electronic Equipment, Instruments & Components Total			10,642,009
Internet Software & Services — 9.4%
	Baidu, Inc., ADR (a)	11,120	4,823,189
	Constant Contact, Inc. (a)	97,290	1,737,599
	eBay, Inc. (a)	193,350	4,731,275
	Equinix, Inc. (a)	33,715	3,243,046
	Google, Inc., Class A (a)	7,880	4,594,040
	SAVVIS, Inc. (a)	25,242	316,030
	VistaPrint NV (a)	62,000	3,535,860
	Vocus, Inc. (a)	62,720	1,024,845

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Yahoo!, Inc. (a)	138,920	2,079,632
Internet Software & Services Total			26,085,516
IT Services — 7.8%
	Accenture Plc, Class A	92,670	3,803,177
	Cognizant Technology Solutions Corp., Class A (a)	108,470	4,765,087
	Fiserv, Inc. (a)	59,980	2,773,475
	MasterCard, Inc., Class A	20,430	4,920,770
	TNS, Inc. (a)	134,982	3,381,299
	Western Union Co.	103,750	1,914,187
IT Services Total			21,557,995
Semiconductors & Semiconductor Equipment — 18.6%
	Aixtron AG, ADR	125,560	4,541,505
	Analog Devices, Inc.	351,581	10,543,914
	ASML Holding N.V., N.Y. Registered Shares	140,560	4,355,954
	Atheros Communications, Inc. (a)	41,060	1,168,978
	Disco Corp.	78,817	4,499,787
	Entegris, Inc. (a)	554,350	2,311,639
	FormFactor, Inc. (a)	71,548	1,212,739
	Intel Corp.	220,280	4,229,376
	Linear Technology Corp.	149,320	4,027,160
	Micron Technology, Inc. (a)	252,650	1,899,928
	Microsemi Corp. (a)	124,738	1,899,760
	Novellus Systems, Inc. (a)	201,170	4,162,207
	Silicon Laboratories, Inc. (a)	63,620	2,686,673
	Veeco Instruments, Inc. (a)	89,960	2,456,808
	Verigy Ltd. (a)	133,550	1,388,920
Semiconductors & Semiconductor Equipment Total			51,385,348
Software — 18.8%
	Adobe Systems, Inc. (a)	162,050	5,684,714
	ANSYS, Inc. (a)	52,590	2,047,855
	Autodesk, Inc. (a)	112,290	2,633,201
	Check Point Software Technologies Ltd. (a)	99,310	3,137,203
	Citrix Systems, Inc. (a)	66,950	2,556,151
	Concur Technologies, Inc. (a)	45,850	1,699,201
	Intuit, Inc. (a)	86,250	2,519,363
	McAfee, Inc. (a)	56,720	2,163,868
	Microsoft Corp.	222,350	6,539,313
	Netscout Systems, Inc. (a)	66,180	833,206
	Nice Systems Ltd., ADR (a)	54,780	1,660,382

3

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Nuance Communications, Inc. (a)	194,450	2,953,695
Red Hat, Inc. (a)	141,250	3,771,375
Salesforce.com, Inc. (a)	55,530	3,480,620
SuccessFactors, Inc. (a)	105,589	1,590,170
Sybase, Inc. (a)	86,720	3,489,613
TiVo, Inc. (a)	505,690	5,006,331
Software Total		51,766,261
INFORMATION TECHNOLOGY TOTAL		217,054,100
TELECOMMUNICATION SERVICES — 7.1%
Diversified Telecommunication Services — 1.0%
Neutral Tandem, Inc. (a)	122,760	2,832,073
Diversified Telecommunication Services Total		2,832,073
Wireless Telecommunication Services — 6.1%
American Tower Corp., Class A (a)	37,833	1,548,127
Crown Castle International Corp. (a)	187,880	6,893,317
Millicom International Cellular SA (a)	17,200	1,286,560
NII Holdings, Inc. (a)	108,490	3,233,002
SBA Communications Corp., Class A (a)	120,200	3,851,208
Wireless Telecommunication Services Total		16,812,214
TELECOMMUNICATION SERVICES TOTAL		19,644,287

Total Common Stocks (cost of $221,940,378)		277,082,222

	Par ($)
Short-Term Obligation — 0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.070%, collateralized by a U.S. Treasury obligation maturing 09/15/12, market value $1,638,225 (repurchase proceeds $1,604,003)	1,604,000	1,604,000

Total Short-Term Obligation (cost of $1,604,000)		1,604,000

Total Investments — 101.0% (cost of $223,544,378)(b)(c)		278,686,222

Other Assets & Liabilities, Net — (1.0)%		(2,749,244)

Net Assets — 100.0%		275,936,978

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

5

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$29,902,636	$—	$—	$29,902,636
Health Care	4,782,323	—	—	4,782,323
Industrials	5,698,876	—	—	5,698,876
Information Technology	210,272,664	6,781,436	—	217,054,100
Telecommunication Services	19,644,287	—	—	19,644,287
Total Common Stocks	270,300,786	6,781,436	—	277,082,222
Total Short-Term Obligation	—	1,604,000	—	1,604,000
Total Investments	$270,300,786	$8,385,436	$—	$278,686,222

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $223,544,378.
(c)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$57,763,564	$(2,621,720)	$55,141,844

Acronym	Name

ADR	American Depositary Receipt

6

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 21, 2010